UNITED  STATES  SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

FORM  N-CSR

CERTIFIED  SHAREHOLDER  REPORT  OF  REGISTERED
MANAGEMENT  INVESTMENT  COMPANIES

INVESTMENT  COMPANY  ACT  FILE  NUMBER              811-04087
                                      --------------------------------
EXETER  FUND,  INC.
----------------------------------------------------------------------
(EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)

290  WOODCLIFF  DRIVE,   FAIRPORT,  NY                14450
----------------------------------------------------------------------
(ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)         (ZIP  CODE)

B.  REUBEN  AUSPITZ     290  WOODCLIFF  DRIVE,   FAIRPORT,  NY  14450
----------------------------------------------------------------------
(NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)

REGISTRANT'S  TELEPHONE  NUMBER,  INCLUDING  AREA  CODE:  585-325-6880
                                                        --------------

DATE  OF  FISCAL  YEAR  END:                      OCTOBER  31,  2005
                            ------------------------------------------

DATE  OF  REPORTING  PERIOD:  NOVEMBER 1, 2004 THROUGH APRIL 30, 2005
                            ------------------------------------------

FORM N-CSR IS TO BE USED BY MANAGEMENT INVESTMENT COMPANIES TO FILE REPORTS WITH THE COMMISSION NOT LATER THAN 10 DAYS AFTER THE TRANSMISSION TO STOCKHOLDERS OF ANY REPORT THAT IS REQUIRED TO BE TRANSMITTED TO STOCKHOLDERS UNDER RULE 30E-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 (17 CFR 270.30E-1). THE COMMISSION MAY USE THE INFORMATION PROVIDED ON FORM N-CSR IN ITS REGULATORY, DISCLOSURE REVIEW, INSPECTION, AND POLICYMAKING ROLES.

A REGISTRANT IS REQUIRED TO DISCLOSE THE INFORMATION SPECIFIED BY FORM N-CSR, AND THE COMMISSION WILL MAKE THIS INFORMATION PUBLIC. A REGISTRANT IS NOT REQUIRED TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN FORM N-CSR UNLESS THE FORM DISPLAYS A CURRENTLY VALID OFFICE OF MANAGEMENT AND BUDGET ("OMB") CONTROL NUMBER. PLEASE DIRECT COMMENTS CONCERNING THE ACCURACY OF THE INFORMATION COLLECTION BURDEN ESTIMATE AND ANY SUGGESTIONS FOR REDUCING THE BURDEN TO SECRETARY, SECURITIES AND EXCHANGE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0609. THE OMB HAS REVIEWED THIS COLLECTION OF INFORMATION UNDER THE CLEARANCE REQUIREMENTS OF 44 U.S.C. SECTION 3507.

ITEM  1:  REPORTS  TO  STOCKHOLDERS



June  27,  2005


To  Shareholders  of  the  following  Series  of  the  Exeter  Fund:

Pro-BlendR  Conservative  Term  Series
Pro-BlendR  Moderate  Term  Series
Pro-BlendR  Extended  Term  Series
Pro-BlendR  Maximum  Term  Series
Tax  Managed  Series
Equity  Series
Overseas  Series

Dear  Shareholder:

Enclosed is a copy of the Semi-Annual Report for each of the above Series of the Exeter Fund in which you were invested as of April 30, 2005. The reports include information about the Series' performance as well as portfolio listings as of that date.

Please contact our Fund Services department at 1-800-466-3863 if you have any questions about the Semi-Annual Reports or about the Fund.

Sincerely,

/s/  Amy  J.  Williams

Amy  J.  Williams
Fund  Services  Manager

Exeter  Fund,  Inc.
Semi-Annual  Report
April  30,  2005
Equity  Series

Renewal  of  Investment  Advisory  Agreement  (unaudited)


At the Exeter Fund, Inc. (the "Fund") Board of Director's annual in person meeting, held on November 18, 2004, the Investment Advisory Agreement (the "Agreement") between the Fund and Manning & Napier Advisor, Inc. (the "Advisor") was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board. In addition, at the meeting of the Board, representatives of the Advisor presented additional oral and written information to help the Board evaluate the Advisor's performance under the Agreement over the previous year. The Board then deliberated the renewal of the Agreement in light of the various material provided prior to and at the meeting.

In connection with their review and deliberations, the Board considered the following factors and reached a conclusion with respect to such factors.

- The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering of the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, preparation of SEC filings (including registration statements) and reports to shareholders for the Fund. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

- The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized peformance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. Market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund's Series was reasonable based on the Fund's actual performance and comparative performance, especially performance over the current market cycle.

- The Board considered the costs of the Advisor's services and the profits of the Advisor as they relate to the Advisor's services to the Fund under the Agreement. In reviewing the Advisor's costs and profits, the Board discussed the Advisor's revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor's expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 11 of the 15 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor's profitability relating to its services provided under the Agreement is reasonable.

- The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense reimbursements (either contractually or voluntarily) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on

Renewal  of  Investment  Advisory  Agreement  (unaudited)


both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for the Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

- The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

- In addition to the factors described above, the Board considered the Advisor's personnel, the Advisor's investment strategies, the Advisor's policies and procedures relating to compliance with personal securities transactions, the Advisor's reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

- The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor's discretionary investment account clients in addition to direct investors), the current profitability of the Advisor's services to the Fund under the Agreement and the overall size of the Fund complex.

Based on the Board's conclusions regarding the factors described above, the Board, including a majority of Directors that are "not interested" as defined in the Investment Company Act of 1940, approved the renewal of the Agreement for another year. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

Performance  Update  as  of  April  30,  2005  (unaudited)




                                                             Average Annual Total Returns
                                                                 As of April 30, 2005
                                                 --------------------------------------------------

                                                              One                Five      Since
                                                             Year                Year   Inception1
                                                 -----------------------------  ------  -----------

Exeter Fund, Inc. - Equity Series2,3. . . . . .                         11.04%   5.23%        7.54%

Standard & Poor's (S&P) 500 Total Return Index4                          6.33%  -2.94%        2.09%




The following graph compares the value of a $10,000 investment in the Exeter Fund, Inc. - Equity Series from its inception1 (5/1/98) to present (4/30/05) to the S&P 500 Total Return Index.

Data  for  line  graph  to  follow:




          Exeter Fund, Inc.   S&P 500 Total
Date        Equity Series      Return Index
--------  ------------------  --------------
5/1/98 .  $           10,000  $       10,000
10/31/98               7,750           9,961
10/31/99              10,900          12,561
10/31/00              14,080          13,278
10/31/01              12,870           9,973
10/31/02              11,420           8,468
10/31/03              13,455          10,228
10/31/04              15,678          11,190
4/30/05.              16,630          11,557




1Performance numbers for the Series and Index are calculated from May 1, 1998, the Collective's inception date (see Note 3 below).
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3For periods prior to the inception of the Series on July 10, 2002, the performance figures reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans - All-Equity Collective Investment Trust (the "Collective"), which was managed by the Advisor and reorganized into the Series. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees.
4The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter Market. The Index returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

Shareholder  Expense  Example  (unaudited)


As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.




                               BEGINNING         ENDING       EXPENSES PAID
                             ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                11/1/04         4/30/05      11/1/04-4/30/05
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,060.70  $           5.36
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,019.59  $           5.26



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year; therefore, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights. The Series' total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio  Composition  -  As  of  April  30,  2005  (unaudited)


Data  for  pie  chart  to  follow:



Sector Allocation*
Consumer Discretionary . . . . . . . . . . . . . . . . . . . . .  18.0%
Consumer Staples . . . . . . . . . . . . . . . . . . . . . . . .   7.6%
Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17.4%
Financials . . . . . . . . . . . . . . . . . . . . . . . . . . .  10.6%
Health Care. . . . . . . . . . . . . . . . . . . . . . . . . . .  13.0%
Industrials. . . . . . . . . . . . . . . . . . . . . . . . . . .   6.8%
Information Technology . . . . . . . . . . . . . . . . . . . . .   8.6%
Materials. . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.6%
Utilities. . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.7%
Cash, short-term investments, and liabilities, less other assets   7.7%




*As  a  percentage  of  net  assets.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                       VALUE
                                             SHARES   (NOTE 2)
                                             -------  ---------

COMMON STOCKS - 92.3%
CONSUMER DISCRETIONARY - 18.0%
DIVERSIFIED CONSUMER SERVICES - 1.3%
Weight Watchers International, Inc.*. . . .      700  $ 29,225
                                                    ----------

HOTELS, RESTAURANTS & LEISURE - 2.3%
Carnival Corp.. . . . . . . . . . . . . . .    1,025    50,102
                                                    ----------

MEDIA - 8.7%
Cablevision Systems Corp. - Class A*. . . .    2,725    70,714
The E.W. Scripps Co. - Class A. . . . . . .      850    43,291
Time Warner, Inc.*. . . . . . . . . . . . .    4,600    77,326
                                                    ----------
                                                       191,331
                                                    ----------

SPECIALTY RETAIL - 5.7%
Office Depot, Inc.* . . . . . . . . . . . .    1,650    32,307
RadioShack Corp.. . . . . . . . . . . . . .    2,250    56,182
Staples, Inc. . . . . . . . . . . . . . . .    1,887    35,985
                                                    ----------
                                                       124,474
                                                    ----------
TOTAL CONSUMER DISCRETIONARY. . . . . . . .            395,132
                                                    ----------

CONSUMER STAPLES - 7.6%
BEVERAGES - 1.7%
The Coca-Cola Co. . . . . . . . . . . . . .      825    35,838
                                                    ----------

FOOD & STAPLES RETAILING - 1.5%
Wal-Mart Stores, Inc. . . . . . . . . . . .      675    31,820
                                                    ----------

FOOD PRODUCTS - 1.1%
The Hain Celestial Group, Inc.* . . . . . .    1,375    24,406
                                                    ----------

HOUSEHOLD PRODUCTS - 1.1%
The Procter & Gamble Co.. . . . . . . . . .      450    24,367
                                                    ----------

PERSONAL PRODUCTS - 2.2%
The Estee Lauder Companies, Inc. - Class A.    1,275    48,973
                                                    ----------
TOTAL CONSUMER STAPLES. . . . . . . . . . .            165,404
                                                    ----------

ENERGY - 17.4%
ENERGY EQUIPMENT & SERVICES - 15.9%
Baker Hughes, Inc.. . . . . . . . . . . . .    1,550    68,386
Cooper Cameron Corp.* . . . . . . . . . . .      875    48,072
National-Oilwell Varco, Inc.* . . . . . . .      708    28,136
Schlumberger Ltd. . . . . . . . . . . . . .    1,250    85,513
Transocean, Inc.* . . . . . . . . . . . . .    1,225    56,803
Weatherford International Ltd.* . . . . . .    1,175    61,276
                                                    ----------
                                                       348,186
                                                    ----------

OIL, GAS & CONSUMABLE FUELS - 1.5%
Amerada Hess Corp.. . . . . . . . . . . . .      350    32,777
                                                    ----------
TOTAL ENERGY. . . . . . . . . . . . . . . .            380,963
                                                    ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                   VALUE
                                         SHARES   (NOTE 2)
                                         -------  ---------
FINANCIALS - 10.6%
CAPITAL MARKETS - 4.4%
The Bank of New York Co., Inc.. . . . .    2,150  $ 60,071
SEI Investments Co. . . . . . . . . . .    1,125    36,911
                                                ----------
                                                    96,982
                                                ----------

COMMERCIAL BANKS - 5.4%
PNC Financial Services Group, Inc.. . .      725    38,592
U.S. Bancorp. . . . . . . . . . . . . .    1,450    40,455
Wachovia Corp.. . . . . . . . . . . . .      775    39,664
                                                ----------
                                                   118,711
                                                ----------

DIVERSIFIED FINANCIAL SERVICES - 0.8%
Principal Financial Group, Inc. . . . .      450    17,586
                                                ----------
TOTAL FINANCIALS. . . . . . . . . . . .            233,279
                                                ----------

HEALTH CARE - 13.0%
BIOTECHNOLOGY - 1.4%
Millennium Pharmaceuticals, Inc.* . . .    3,325    29,127
                                                ----------

HEALTH CARE PROVIDERS & SERVICES - 5.4%
AMN Healthcare Services, Inc.*. . . . .    2,075    30,648
WebMD Corp.*. . . . . . . . . . . . . .    9,250    87,875
                                                ----------
                                                   118,523
                                                ----------

PHARMACEUTICALS - 6.2%
Pfizer, Inc.. . . . . . . . . . . . . .    1,375    37,359
Schering-Plough Corp. . . . . . . . . .    4,750    99,133
                                                ----------
                                                   136,492
                                                ----------
TOTAL HEALTH CARE . . . . . . . . . . .            284,142
                                                ----------

INDUSTRIALS - 6.8%
AIRLINES - 1.9%
Southwest Airlines Co.. . . . . . . . .    2,725    40,548
                                                ----------

COMMERCIAL SERVICES & SUPPLIES - 1.6%
The Dun & Bradstreet Corp.* . . . . . .      575    35,903
                                                ----------

MACHINERY - 1.7%
AGCO Corp.* . . . . . . . . . . . . . .    2,150    36,980
                                                ----------

ROAD & RAIL - 1.6%
CSX Corp. . . . . . . . . . . . . . . .      900    36,117
                                                ----------
TOTAL INDUSTRIALS . . . . . . . . . . .            149,548
                                                ----------

INFORMATION TECHNOLOGY - 8.6%
COMMUNICATIONS EQUIPMENT - 2.8%
Cisco Systems, Inc.*. . . . . . . . . .    3,600    62,208
                                                ----------

IT SERVICES - 2.5%
First Data Corp.. . . . . . . . . . . .    1,450    55,143
                                                ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                               SHARES/          VALUE
                                                           PRINCIPAL AMOUNT   (NOTE 2)
                                                          ------------------  ---------
INFORMATION TECHNOLOGY (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
Texas Instruments, Inc.. . . . . . . . . . . . . . . . .              2,200   $ 54,912
                                                                           -----------

SOFTWARE - 0.8%
Synopsys, Inc.*. . . . . . . . . . . . . . . . . . . . .              1,025     16,851
                                                                           -----------
TOTAL INFORMATION TECHNOLOGY . . . . . . . . . . . . . .                       189,114
                                                                           -----------

MATERIALS - 5.6%
CHEMICALS - 5.6%
Engelhard Corp.. . . . . . . . . . . . . . . . . . . . .              1,900     58,197
Minerals Technologies, Inc.. . . . . . . . . . . . . . .                975     63,687
                                                                           -----------
TOTAL MATERIALS. . . . . . . . . . . . . . . . . . . . .                       121,884
                                                                           -----------

UTILITIES - 4.7%
ELECTRIC UTILITIES - 3.0%
Allegheny Energy, Inc.*. . . . . . . . . . . . . . . . .              2,725     66,599
                                                                           -----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.7%
NRG Energy, Inc.*. . . . . . . . . . . . . . . . . . . .              1,175     36,542
                                                                           -----------
TOTAL UTILITIES. . . . . . . . . . . . . . . . . . . . .                       103,141
                                                                           -----------

TOTAL COMMON STOCKS
(Identified Cost $1,779,832) . . . . . . . . . . . . . .                     2,022,607
                                                                           -----------

SHORT-TERM INVESTMENTS - 8.4%
Dreyfus Treasury Cash Management - Institutional Shares.              9,086      9,086
U.S. Treasury Bill, 6/16/2005. . . . . . . . . . . . . .  $         175,000    174,412
                                                                           -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $183,495) . . . . . . . . . . . . . . .                       183,498
                                                                           -----------

TOTAL INVESTMENTS - 100.7%
(Identified Cost $1,963,327) . . . . . . . . . . . . . .                     2,206,105

LIABILITIES, LESS OTHER ASSETS - (0.7%). . . . . . . . .                       (14,656)
                                                                           -----------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $ 2,191,449
                                                                           ===========




*Non-income  producing  security


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)


April  30,  2005




ASSETS:
Investments, at value (identified cost $1,963,327) (Note 2)  $2,206,105
Dividends receivable. . . . . . . . . . . . . . . . . . . .         717
Receivable from investment advisor (Note 3) . . . . . . . .       3,362
                                                             -----------

TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . . . . .   2,210,184
                                                             -----------

LIABILITIES:

Accrued fund accounting and transfer agent fees (Note 3). .       1,100
Accrued chief compliance officer services (Note 3). . . . .         600
Audit fees payable. . . . . . . . . . . . . . . . . . . . .      15,747
Accrued legal fees. . . . . . . . . . . . . . . . . . . . .       1,182
Other payables and accrued expenses . . . . . . . . . . . .         106
                                                             -----------

TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . . .      18,735
                                                             -----------

TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $2,191,449
                                                             ===========

NET ASSETS CONSIST OF:

Capital stock . . . . . . . . . . . . . . . . . . . . . . .  $    1,391
Additional paid-in-capital. . . . . . . . . . . . . . . . .   1,896,637
Undistributed net investment loss . . . . . . . . . . . . .        (816)
Accumulated net realized gain on investments. . . . . . . .      51,459
Net unrealized appreciation on investments. . . . . . . . .     242,778
                                                             -----------

TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $2,191,449
                                                             ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($2,191,449/139,072 shares) . . . . . . . .  $    15.76
                                                             ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  (unaudited)


For  the  Six  Months  Ended  April  30,  2005




INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . .  $  8,379
Interest. . . . . . . . . . . . . . . . . . . . . . .     1,587
                                                       ---------

Total Investment Income . . . . . . . . . . . . . . .     9,966
                                                       ---------

EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .    10,248
Directors' fees (Note 3). . . . . . . . . . . . . . .     3,352
Fund accounting and transfer agent fees (Note 3). . .     2,435
Chief compliance officer services (Note 3). . . . . .     2,343
Audit fees. . . . . . . . . . . . . . . . . . . . . .    12,637
Custodian fees. . . . . . . . . . . . . . . . . . . .     1,537
Miscellaneous . . . . . . . . . . . . . . . . . . . .     2,546
                                                       ---------

Total Expenses. . . . . . . . . . . . . . . . . . . .    35,098
Less reduction of expenses (Note 3) . . . . . . . . .   (24,316)
                                                       ---------

Net Expenses. . . . . . . . . . . . . . . . . . . . .    10,782
                                                       ---------

NET INVESTMENT LOSS . . . . . . . . . . . . . . . . .      (816)
                                                       ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments. . . . . . . . . . .    51,465
Net change in unrealized appreciation on investments.    56,026
                                                       ---------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS . . . . . . . . . . . . . . . . . . . . .   107,491
                                                       ---------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS. . . . . . . . . . . . . . . . . . . . . .  $106,675
                                                       =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets




                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           4/30/05       YEAR ENDED
                                                         (UNAUDITED)      10/31/04
                                                        --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss. . . . . . . . . . . . . . . . . .  $        (816)  $      (895)
Net realized gain on investments . . . . . . . . . . .         51,465       159,977
Net change in unrealized appreciation on investments .         56,026        59,673
                                                        --------------  ------------

Net increase from operations . . . . . . . . . . . . .        106,675       218,755
                                                        --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income . . . . . . . . . . . . . .              -          (638)
From net realized gain on investments. . . . . . . . .       (100,188)            -
                                                        --------------  ------------

Total distributions to shareholders. . . . . . . . . .       (100,188)         (638)
                                                        --------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5).        415,570       345,056
                                                        --------------  ------------

Net increase in net assets . . . . . . . . . . . . . .        422,057       563,173

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .      1,769,392     1,206,219
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
loss of $816 and $0, respectively) . . . . . . . . . .  $   2,191,449   $ 1,769,392
                                                        ==============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights




                                                          FOR THE SIX                                    FOR THE
                                                          MONTHS ENDED                                   PERIOD
                                                            4/30/05           FOR THE YEARS ENDED       7/10/02 1 TO
                                                          (UNAUDITED)       10/31/04        10/31/03    10/31/02
                                                         --------------  --------------  -------------  ------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . .  $       15.63   $        13.42   $      11.42   $ 11.51
                                                         --------------  --------------  -------------  --------

Income (loss) from investment operations:
Net investment income (loss). . . . . . . . . . . . . .          (0.01)           (0.01)          0.01      0.03
Net realized and unrealized gain (loss) on investments.           0.97             2.23           2.02     (0.12)
                                                         --------------  --------------  -------------  --------

Total from investment operations. . . . . . . . . . . .           0.96             2.22           2.03     (0.09)
                                                         --------------  --------------  -------------  --------

Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .              -            (0.01)         (0.03)        -
From net realized gain on investments . . . . . . . . .          (0.83)               -              -         -
                                                         --------------  --------------  -------------  --------

Total distributions to shareholders . . . . . . . . . .          (0.83)           (0.01)         (0.03)        -
                                                         --------------  --------------  -------------  --------

NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . .  $       15.76   $        15.63   $      13.42   $ 11.42
                                                         ==============  ==============  =============  ========

Total return2 . . . . . . . . . . . . . . . . . . . . .           6.07%          16.52%         17.82%   (0.78%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses* . . . . . . . . . . . . . . . . . . . . . . .         1.05%3            1.05%          1.05%   1.05%3
Net investment income (loss). . . . . . . . . . . . . .       (0.08%)3           (0.06%)         0.09%   0.78%3

Portfolio turnover. . . . . . . . . . . . . . . . . . .             23%             60%            58%       30%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . .  $       2,191   $        1,769  $       1,206   $   518
                                                         ==============  ==============  =============  ========




*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



2.37%3  2.85%  11.55%  31.99%3




1Commencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
 3Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)


1.  ORGANIZATION

Equity Series (the "Series") is a no-load, non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth of capital, primarily through investments in U.S. common stocks.

Shares of the Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2005, 1.16 billion shares have been designated in total among 21 series, of which 75 million have been designated as Equity Series common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the

Notes  to  Financial  Statements  (unaudited)

FEDERAL  TAXES  (continued)
extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2006, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $10,248 and assumed expenses amounting to $14,068 for the six months ended April 30, 2005, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net

Notes to Financial Statements (unaudited) assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended April 30, 2005, purchases and sales of securities, other than United States Government securities and short-term securities, were $694,723 and $431,922, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Equity  Series  were:



                      FOR THE SIX MONTHS               FOR THE YEAR
                         ENDED 4/30/05                ENDED 10/31/04
             -------------------------------------  ------------------
                   SHARES              AMOUNT       SHARES    AMOUNT
             -------------------  ----------------  -------  ---------
Sold. . . .              21,866   $       352,584   24,251   $358,646
Reinvested.               6,301           100,188       45        638
Repurchased              (2,332)          (37,202)    (959)   (14,228)
             -------------------  ----------------  -------  ---------
Total . . .              25,835   $       415,570   23,337   $345,056
             ===================  ================  =======  =========


At April 30, 2005, the retirement plan of the advisor and its affiliates owned 120,873 shares of the Series (86.9% of shares outstanding) valued at $1,904,958.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2005.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government. No such investments were held by the Series on April 30, 2005.

Notes  to  Financial  Statements  (unaudited)


8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2004 were as follows:

Ordinary income                             $638


At April 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $1,964,997

Unrealized appreciation. . . . . . .  $  276,087
Unrealized depreciation. . . . . . .     (34,979)
                                      -----------
Net unrealized appreciation. . . . .  $  241,108
                                      ===========

(This  page  intentionally  left  blank)

Literature  Requests  (unaudited)


PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  Securities  and  Exchange
     Commission's  (SEC)  web  site          http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  SEC's  web  site                    http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and is available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  SEC's  web  site                    http:\\www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  SEC's  web  site                    http://www.sec.gov
On  the  Advisor's  web  site
http://www.manningnapieradvisors.com/www/exeter_fund.asp


ADDITIONAL INFORMATION AVAILABLE AT
WWW.MANNINGNAPIERADVISORS.COM/WWW/EXETER_FUND.ASP
--------------------------------------------------------------------------------

1.     Fund  Holdings  -  month-end
2.     Fund  Holdings  -  quarter-end
3.     Shareholder  Report  -  Annual
4.     Shareholder  Report  -  Semi-Annual

Exeter  Fund,  Inc.
Semi-Annual  Report
April  30,  2005
Tax  Managed  Series

Renewal  of  Investment  Advisory  Agreement  (unaudited)


At the Exeter Fund, Inc. (the "Fund") Board of Director's annual in person meeting, held on November 18, 2004, the Investment Advisory Agreement (the "Agreement") between the Fund and Manning & Napier Advisor, Inc. (the "Advisor") was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board. In addition, at the meeting of the Board, representatives of the Advisor presented additional oral and written information to help the Board evaluate the Advisor's performance under the Agreement over the previous year. The Board then deliberated the renewal of the Agreement in light of the various material provided prior to and at the meeting.

In connection with their review and deliberations, the Board considered the following factors and reached a conclusion with respect to such factors.

- The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering of the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, preparation of SEC filings (including registration statements) and reports to shareholders for the Fund. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

- The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized peformance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. Market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund's Series was reasonable based on the Fund's actual performance and comparative performance, especially performance over the current market cycle.

- The Board considered the costs of the Advisor's services and the profits of the Advisor as they relate to the Advisor's services to the Fund under the Agreement. In reviewing the Advisor's costs and profits, the Board discussed the Advisor's revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor's expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 11 of the 15 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor's profitability relating to its services provided under the Agreement is reasonable.

- The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense reimbursements (either contractually or voluntarily) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on

Renewal  of  Investment  Advisory  Agreement  (unaudited)


both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for the Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

- The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

- In addition to the factors described above, the Board considered the Advisor's personnel, the Advisor's investment strategies, the Advisor's policies and procedures relating to compliance with personal securities transactions, the Advisor's reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

- The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor's discretionary investment account clients in addition to direct investors), the current profitability of the Advisor's services to the Fund under the Agreement and the overall size of the Fund complex.

Based on the Board's conclusions regarding the factors described above, the Board, including a majority of Directors that are "not interested" as defined in the Investment Company Act of 1940, approved the renewal of the Agreement for another year. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

Performance  Update  as  of  April  30,  2005  (unaudited)



                                                                          Average Annual Total Returns
                                                                                As of April 30, 2005
                                                               --------------------------------------------------

                                                                            One                Five      Since
                                                                           Year                Year   Inception1
                                                               -----------------------------  ------  -----------

Exeter Fund, Inc. - Tax Managed Series
Returns Before Taxes2 . . . . . . . . . . . . . . . . . . . .                          9.34%   3.16%       10.76%
Returns After Taxes on Distributions3 . . . . . . . . . . . .                          8.47%   2.88%       10.46%
Returns After Taxes on Distributions and Sale of Fund Shares3                          7.25%   2.64%        9.49%
Standard & Poor's (S&P) 500 Total Return Index4 . . . . . . .                          6.33%  -2.94%        9.27%




The following graph compares the value of a $10,000 investment in the Exeter Fund, Inc. - Tax Managed Series (returns before taxes) from its inception1 (11/1/95) to present (4/30/05) to the S&P 500 Total Return Index.


Data  for  line  graph  to  follow:




           Exeter Fund, Inc.         S&P 500
Date      Tax Managed Series   Total Return Index

11/1/95.  $            10,000  $            10,000
10/31/96               11,630               12,408
10/31/97               15,200               16,392
10/31/98               14,855               19,996
10/31/99               18,129               25,127
10/31/00               23,863               26,656
10/31/01               20,480               20,022
10/31/02               18,537               16,999
10/31/03               21,367               20,532
10/31/04               24,990               22,464
4/30/05.               26,394               23,200




1Performance numbers for the Series and Index are calculated from November 1, 1995, the Series' inception date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3Returns after taxes on distributions assume that an investor owned the Series during the entire period and paid taxes on the Series' distributions. Returns after taxes on distributions and sale of series shares assume that an investor paid taxes on the Series' distributions and sold all shares at the end of each period. After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not indicative of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.
4The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter Market. The Index returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

Shareholder  Expense  Example  (unaudited)


As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               BEGINNING         ENDING       EXPENSES PAID
                             ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                11/1/04         4/30/05      11/1/04-4/30/05
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,056.20  $           6.12
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,018.84  $           6.01



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year; therefore, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights. The Series' total return would have been lower had certain expenses not been waived during the period.

Portfolio  Composition  -  As  of  April  30,  2005  (unaudited)


Data  for  pie  chart  to  follow:



Sector Allocation*
Consumer Discretionary . . . . . . . . . . . . . . . . . . . . .  16.1%
Consumer Staples . . . . . . . . . . . . . . . . . . . . . . . .  14.3%
Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10.6%
Financials . . . . . . . . . . . . . . . . . . . . . . . . . . .   8.8%
Health Care. . . . . . . . . . . . . . . . . . . . . . . . . . .  13.8%
Industrials. . . . . . . . . . . . . . . . . . . . . . . . . . .   7.9%
Information Technology . . . . . . . . . . . . . . . . . . . . .   6.5%
Materials. . . . . . . . . . . . . . . . . . . . . . . . . . . .   6.3%
Telecommunication Services . . . . . . . . . . . . . . . . . . .   3.8%
Utilities. . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.4%
Cash, short-term investments, and liabilities, less other assets   7.5%




*As  a  percentage  of  net  assets.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                          VALUE
                                               SHARES    (NOTE 2)
                                              ---------  ---------

COMMON STOCKS - 92.5%
CONSUMER DISCRETIONARY - 16.1%
DIVERSIFIED CONSUMER SERVICES - 2.2%
Weight Watchers International, Inc.* . . . .      3,325  $138,819
                                                       ----------

HOTELS, RESTAURANTS & LEISURE - 1.4%
Carnival Corp. . . . . . . . . . . . . . . .      1,850    90,428
                                                       ----------

MEDIA - 9.8%
Cablevision Systems Corp. - Class A* . . . .      6,800   176,460
The E.W. Scripps Co. - Class A . . . . . . .      2,225   113,319
Pearson plc (United Kingdom) (Note 7). . . .      9,900   119,971
Time Warner, Inc.* . . . . . . . . . . . . .     13,350   224,414
                                                       ----------
                                                          634,164
                                                       ----------

SPECIALTY RETAIL - 2.7%
Office Depot, Inc.*. . . . . . . . . . . . .      3,525    69,019
RadioShack Corp. . . . . . . . . . . . . . .        500    12,485
Staples, Inc.. . . . . . . . . . . . . . . .      4,950    94,397
                                                       ----------
                                                          175,901
                                                       ----------

TOTAL CONSUMER DISCRETIONARY . . . . . . . .            1,039,312
                                                       ----------

CONSUMER STAPLES - 14.3%
BEVERAGES - 1.3%
The Coca-Cola Co.. . . . . . . . . . . . . .      2,025    87,966
                                                       ----------

FOOD & STAPLES RETAILING - 2.5%
Carrefour S.A. (France) (Note 7) . . . . . .      1,675    80,840
Wal-Mart Stores, Inc.. . . . . . . . . . . .      1,675    78,959
                                                       ----------
                                                          159,799
                                                       ----------

FOOD PRODUCTS - 8.8%
Nestle S.A. (Switzerland) (Note 7) . . . . .      1,175   307,710
Unilever plc - ADR (United Kingdom) (Note 7)      6,850   262,766
                                                       ----------
                                                          570,476
                                                       ----------

PERSONAL PRODUCTS - 1.7%
The Estee Lauder Companies, Inc. - Class A .      2,875   110,429
                                                       ----------

TOTAL CONSUMER STAPLES . . . . . . . . . . .              928,670
                                                       ----------

ENERGY - 10.6%
ENERGY EQUIPMENT & SERVICES - 8.5%
Baker Hughes, Inc. . . . . . . . . . . . . .      1,875    82,725
Cooper Cameron Corp.*. . . . . . . . . . . .        825    45,325
National-Oilwell Varco, Inc.*. . . . . . . .        829    32,944
Schlumberger Ltd.. . . . . . . . . . . . . .      3,000   205,230
Transocean, Inc.*. . . . . . . . . . . . . .      1,375    63,759
Weatherford International Ltd.*. . . . . . .      2,300   119,945
                                                       ----------
                                                          549,928
                                                       ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                    VALUE
                                                         SHARES   (NOTE 2)
                                                         -------  ---------
ENERGY (continued)
OIL, GAS & CONSUMABLE FUELS - 2.1%
Amerada Hess Corp.. . . . . . . . . . . . . . . . . . .    1,425  $133,451
                                                                ----------

TOTAL ENERGY. . . . . . . . . . . . . . . . . . . . . .            683,379
                                                                ----------

FINANCIALS - 8.8%
CAPITAL MARKETS - 3.8%
The Bank of New York Co., Inc.. . . . . . . . . . . . .    4,675   130,620
SEI Investments Co. . . . . . . . . . . . . . . . . . .    3,425   112,374
                                                                ----------
                                                                   242,994
                                                                ----------

COMMERCIAL BANKS - 3.9%
PNC Financial Services Group, Inc.. . . . . . . . . . .    1,550    82,506
U.S. Bancorp. . . . . . . . . . . . . . . . . . . . . .    2,950    82,305
Wachovia Corp.. . . . . . . . . . . . . . . . . . . . .    1,775    90,845
                                                                ----------
                                                                   255,656
                                                                ----------

DIVERSIFIED FINANCIAL SERVICES - 1.1%
Principal Financial Group, Inc. . . . . . . . . . . . .    1,825    71,321
                                                                ----------

TOTAL FINANCIALS. . . . . . . . . . . . . . . . . . . .            569,971
                                                                ----------

HEALTH CARE - 13.8%
BIOTECHNOLOGY - 1.1%
Millennium Pharmaceuticals, Inc.* . . . . . . . . . . .    8,025    70,299
                                                                ----------

HEALTH CARE PROVIDERS & SERVICES - 3.0%
WebMD Corp.*. . . . . . . . . . . . . . . . . . . . . .   20,775   197,363
                                                                ----------

PHARMACEUTICALS - 9.7%
GlaxoSmithKline plc - ADR (United Kingdom) (Note 7) . .    3,400   171,870
Novartis AG - ADR (Switzerland) (Note 7). . . . . . . .    3,350   163,245
Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . .    2,950    80,152
Schering-Plough Corp. . . . . . . . . . . . . . . . . .   10,125   211,309
                                                                ----------
                                                                   626,576
                                                                ----------

TOTAL HEALTH CARE . . . . . . . . . . . . . . . . . . .            894,238
                                                                ----------

INDUSTRIALS - 7.9%
AEROSPACE & DEFENSE - 1.2%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR
(Brazil) (Note 7) . . . . . . . . . . . . . . . . . . .    2,600    74,984
                                                                ----------

AIRLINES - 1.7%
Southwest Airlines Co.. . . . . . . . . . . . . . . . .    7,475   111,228
                                                                ----------

COMMERCIAL SERVICES & SUPPLIES - 1.3%
The Dun & Bradstreet Corp.* . . . . . . . . . . . . . .    1,400    87,416
                                                                ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                 VALUE
                                                      SHARES   (NOTE 2)
                                                      -------  ---------
INDUSTRIALS (continued)
ELECTRICAL EQUIPMENT - 0.8%
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7)    3,825  $ 49,179
                                                             ----------

MACHINERY - 1.2%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . .    4,550    78,260
                                                             ----------

ROAD & RAIL - 1.7%
CSX Corp.. . . . . . . . . . . . . . . . . . . . . .    2,825   113,367
                                                             ----------

TOTAL INDUSTRIALS. . . . . . . . . . . . . . . . . .            514,434
                                                             ----------

INFORMATION TECHNOLOGY - 6.5%
COMMUNICATIONS EQUIPMENT - 2.5%
Cisco Systems, Inc.* . . . . . . . . . . . . . . . .    9,300   160,704
                                                             ----------

IT SERVICES - 1.6%
First Data Corp. . . . . . . . . . . . . . . . . . .    2,700   102,681
                                                             ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
Texas Instruments, Inc.. . . . . . . . . . . . . . .    4,000    99,840
                                                             ----------

SOFTWARE - 0.9%
McAfee, Inc.*. . . . . . . . . . . . . . . . . . . .    1,125    23,524
Synopsys, Inc.*. . . . . . . . . . . . . . . . . . .    2,200    36,168
                                                             ----------
                                                                 59,692
                                                             ----------

TOTAL INFORMATION TECHNOLOGY . . . . . . . . . . . .            422,917
                                                             ----------

MATERIALS - 6.3%
CHEMICALS - 5.8%
Engelhard Corp.. . . . . . . . . . . . . . . . . . .    5,525   169,231
Lonza Group AG (Switzerland) (Note 7). . . . . . . .    1,475    88,423
Minerals Technologies, Inc.. . . . . . . . . . . . .    1,800   117,576
                                                             ----------
                                                                375,230
                                                             ----------

PAPER & FOREST PRODUCTS - 0.5%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7). . . .    1,050    32,235
                                                             ----------

TOTAL MATERIALS. . . . . . . . . . . . . . . . . . .            407,465
                                                             ----------

TELECOMMUNICATION SERVICES - 3.8%
WIRELESS TELECOMMUNICATION SERVICES - 3.8%
Vodafone Group plc - ADR (United Kingdom) (Note 7) .    9,325   243,755
                                                             ----------

UTILITIES - 4.4%
ELECTRIC UTILITIES - 2.8%
Allegheny Energy, Inc.*. . . . . . . . . . . . . . .    6,750   164,970
American Electric Power Co., Inc.. . . . . . . . . .      400    14,088
                                                             ----------
                                                                179,058
                                                             ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                               SHARES/          VALUE
                                                           PRINCIPAL AMOUNT   (NOTE 2)
                                                          ------------------  ---------
UTILITIES (continued)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.6%
NRG Energy, Inc.*. . . . . . . . . . . . . . . . . . . .              3,300   $102,630
                                                                           -----------

TOTAL UTILITIES. . . . . . . . . . . . . . . . . . . . .                       281,688
                                                                           -----------

TOTAL COMMON STOCKS
(Identified Cost $5,231,830) . . . . . . . . . . . . . .                     5,985,829
                                                                           -----------

SHORT-TERM INVESTMENTS - 7.7%
Dreyfus Treasury Cash Management - Institutional Shares.            247,857    247,857
Federal Home Loan Bank Discount Note, 6/6/2005 . . . . .  $         250,000    249,320
                                                                           -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $497,177) . . . . . . . . . . . . . . .                       497,177
                                                                           -----------

TOTAL INVESTMENTS - 100.2%
(Identified Cost $5,729,007) . . . . . . . . . . . . . .                     6,483,006

LIABILITIES, LESS OTHER ASSETS - (0.2%). . . . . . . . .                       (12,757)
                                                                           -----------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $ 6,470,249
                                                                           ===========




*Non-income  producing  security
ADR  -  American  Depository  Receipt


The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following country: United Kingdom - 12.3%.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)


April  30,  2005




ASSETS:
Investments, at value (identified cost $5,729,007) (Note 2). .  $6,483,006
Dividends receivable . . . . . . . . . . . . . . . . . . . . .       4,694
Foreign tax reclaims receivable. . . . . . . . . . . . . . . .       2,905
Receivable for fund shares sold. . . . . . . . . . . . . . . .         450
                                                                ----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .   6,491,055
                                                                ----------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . .         675
Accrued fund accounting and transfer agent fees (Note 3) . . .       2,051
Accrued chief compliance officer services (Note 3) . . . . . .         600
Audit fees payable . . . . . . . . . . . . . . . . . . . . . .      15,830
Other payables and accrued expenses. . . . . . . . . . . . . .       1,650
                                                                ----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . .      20,806
                                                                ----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $6,470,249
                                                                ==========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . .  $    2,750
Additional paid-in-capital . . . . . . . . . . . . . . . . . .   5,351,628
Undistributed net investment income. . . . . . . . . . . . . .      10,906
Accumulated net realized gain on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . . .     350,853
Net unrealized appreciation on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . . .     754,112
                                                                ----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $6,470,249
                                                                ==========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($6,470,249/275,051 shares). . . . .  $    23.52
                                                                ==========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  (unaudited)



For  the  Six  Months  Ended  April  30,  2005




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $2,970). . .  $ 48,787
Interest . . . . . . . . . . . . . . . . . . . . . .     3,780
                                                      ---------

Total Investment Income. . . . . . . . . . . . . . .    52,567
                                                      ---------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . .    33,446
Fund accounting and transfer agent fees (Note 3) . .     6,263
Directors' fees (Note 3) . . . . . . . . . . . . . .     3,352
Chief compliance officer services (Note 3) . . . . .     2,343
Audit fees . . . . . . . . . . . . . . . . . . . . .    12,704
Custodian fees . . . . . . . . . . . . . . . . . . .     1,597
Miscellaneous. . . . . . . . . . . . . . . . . . . .     5,938
                                                      ---------

Total Expenses . . . . . . . . . . . . . . . . . . .    65,643
Less reduction of expenses (Note 3). . . . . . . . .   (25,463)
                                                      ---------

Net Expenses . . . . . . . . . . . . . . . . . . . .    40,180
                                                      ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . .    12,387
                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments. . . . . . . . . . . . . . . . . . . . .   353,498
Foreign currency and other assets and liabilities. .       (53)
                                                      ---------
                                                       353,445
                                                      ---------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . . .    (3,199)
Foreign currency and other assets and liabilities. .        26
                                                      ---------
                                                        (3,173)
                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . .   350,272
                                                      ---------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . .  $362,659
                                                      =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets




                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           4/30/05       YEAR ENDED
                                                         (UNAUDITED)      10/31/04
                                                        --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $      12,387   $     6,157
Net realized gain on investments . . . . . . . . . . .        353,445       501,209
Net change in unrealized appreciation on investments .         (3,173)      364,736
                                                        --------------  ------------

Net increase from operations . . . . . . . . . . . . .        362,659       872,102
                                                        --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income . . . . . . . . . . . . . .         (4,007)      (11,932)
From net realized gain on investments. . . . . . . . .       (351,018)            -
                                                        --------------  ------------

Total distributions to shareholders. . . . . . . . . .       (355,025)      (11,932)
                                                        --------------  ------------


CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5) . . . . . . . . . . . . . . . . . . . . . . .        258,103       469,643
                                                        --------------  ------------

Net increase in net assets . . . . . . . . . . . . . .        265,737     1,329,813

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .      6,204,512     4,874,699
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
income of $10,906 and $2,526, respectively). . . . . .  $   6,470,249   $ 6,204,512
                                                        ==============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights




                                              FOR THE SIX
                                              MONTHS ENDED
                                                4/30/05                                    FOR THE YEARS ENDED
                                               (UNAUDITED)     10/31/04         10/31/03    10/31/02    10/31/01    10/31/00
                                             --------------  ----------------  ----------  ----------  ----------  -----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . .  $       23.51   $         20.15   $   17.59   $   19.53   $   22.83   $17.42
                                             --------------  ----------------  ----------  ----------  ----------  -------

Income (loss) from investment operations:
Net investment income . . . . . . . . . . .           0.05              0.03        0.05        0.10        0.11     0.07
Net realized and unrealized gain (loss) on
investments . . . . . . . . . . . . . . . .           1.29              3.38        2.62       (1.94)      (3.34)    5.43
                                             --------------  ----------------  ----------  ----------  ----------  -------

Total from investment operations. . . . . .           1.34              3.41        2.67       (1.84)      (3.23)    5.50
                                             --------------  ----------------  ----------  ----------  ----------  -------

Less distributions to shareholders:
From net investment income. . . . . . . . .          (0.02)            (0.05)      (0.11)      (0.10)      (0.07)   (0.09)
From net realized gain on investments . . .          (1.31)                -           -           -           -        -
                                             --------------  ----------------  ----------  ----------  ----------  -------

Total distributions to shareholders . . . .          (1.33)            (0.05)      (0.11)      (0.10)      (0.07)   (0.09)
                                             --------------  ----------------  ----------  ----------  ----------  -------

NET ASSET VALUE - END OF PERIOD . . . . . .  $       23.52   $         23.51   $   20.15   $   17.59   $   19.53   $22.83
                                             ==============  ================  ==========  ==========  ==========  =======

Total return1 . . . . . . . . . . . . . . .           5.62%            16.96%      15.27%     (9.49%)    (14.17%)   31.63%

RATIOS (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA:
Expenses* . . . . . . . . . . . . . . . . .         1.20%2              1.20%       1.20%       1.20%       1.20%    1.20%
Net investment income . . . . . . . . . . .         0.37%2              0.10%       0.26%       0.53%       0.67%    0.36%

Portfolio turnover. . . . . . . . . . . . .             37%               64%         34%         63%         44%      67%

NET ASSETS - END OF PERIOD (000's omitted).  $       6,470   $         6,205   $   4,875   $   3,726   $   3,362   $1,950
                                             ==============  ================  ==========  ==========  ==========  =======




*The investment advisor did not impose all of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:




0.76%2  0.83%  2.53%  3.16%  3.23%  3.34%




1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)


1.  ORGANIZATION

Tax Managed Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the Series' total return.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

Shares of the Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2005, 1.16 billion shares have been designated in total among 21 series, of which 37.5 million have been designated as Tax Managed Series Class A common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Notes  to  Financial  Statements  (unaudited)

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES  (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the

Notes  to  Financial  Statements  (unaudited)

Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2006, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $25,463 for the six months ended April 30, 2005, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended April 30, 2005, purchases and sales of securities, other than United States Government securities and short-term securities, were $2,276,730 and $2,402,874, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  shares  of  Tax  Managed  Series  were:



                      FOR THE SIX MONTHS                FOR THE YEAR
                         ENDED 4/30/05                 ENDED 10/31/04
             -------------------------------------  ----------------------
                   Shares              Amount        Shares      Amount
             -------------------  ----------------  --------  ------------
Sold. . . .              37,713   $       900,075    74,451   $ 1,666,356
Reinvested.              14,644           349,259       569        11,928
Repurchased             (41,257)         (991,231)  (52,998)   (1,208,641)
             -------------------  ----------------  --------  ------------
Total . . .              11,100   $       258,103    22,022   $   469,643
             ===================  ================  ========  ============


The Advisor owned 24,700 shares on April 30, 2005 (9.0% of shares outstanding) valued at $580,944.

Notes  to  Financial  Statements  (unaudited)


6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2005.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2004 were as follows:

Ordinary  income               $11,932

At April 30, 2005, the identified cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $5,731,575

Unrealized appreciation. . . . . . .  $  812,885
Unrealized depreciation. . . . . . .     (61,454)
                                      -----------

Net unrealized appreciation. . . . .  $  751,431
                                      ===========

Literature  Requests  (unaudited)


PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  Securities  and  Exchange
     Commission's  (SEC)  web  site          http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  SEC's  web  site                    http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and is available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  SEC's  web  site                    http:\\www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  SEC's  web  site                    http://www.sec.gov
On  the  Advisor's  web  site
http://www.manningnapieradvisors.com/www/exeter_fund.asp


ADDITIONAL  INFORMATION  AVAILABLE  AT
WWW.MANNINGNAPIERADVISORS.COM/WWW/EXETER_FUND.ASP
--------------------------------------------------------------------------------

1.     Fund  Holdings  -  month-end
2.     Fund  Holdings  -  quarter-end
3.     Shareholder  Report  -  Annual
4.     Shareholder  Report  -  Semi-Annual

Exeter  Fund,  Inc.
Semi-Annual  Report
April  30,  2005
Overseas  Series

Renewal  of  Investment  Advisory  Agreement  (unaudited)


At the Exeter Fund, Inc. (the "Fund") Board of Director's annual in person meeting, held on November 18, 2004, the Investment Advisory Agreement (the "Agreement") between the Fund and Manning & Napier Advisor, Inc. (the "Advisor") was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board. In addition, at the meeting of the Board, representatives of the Advisor presented additional oral and written information to help the Board evaluate the Advisor's performance under the Agreement over the previous year. The Board then deliberated the renewal of the Agreement in light of the various material provided prior to and at the meeting.

In connection with their review and deliberations, the Board considered the following factors and reached a conclusion with respect to such factors.

- The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering of the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, preparation of SEC filings (including registration statements) and reports to shareholders for the Fund. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

- The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized peformance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. Market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund's Series was reasonable based on the Fund's actual performance and comparative performance, especially performance over the current market cycle.

- The Board considered the costs of the Advisor's services and the profits of the Advisor as they relate to the Advisor's services to the Fund under the Agreement. In reviewing the Advisor's costs and profits, the Board discussed the Advisor's revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor's expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 11 of the 15 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor's profitability relating to its services provided under the Agreement is reasonable.

- The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense reimbursements (either contractually or voluntarily) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on

Renewal  of  Investment  Advisory  Agreement  (unaudited)


both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for the Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

- The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

- In addition to the factors described above, the Board considered the Advisor's personnel, the Advisor's investment strategies, the Advisor's policies and procedures relating to compliance with personal securities transactions, the Advisor's reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

- The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor's discretionary investment account clients in addition to direct investors), the current profitability of the Advisor's services to the Fund under the Agreement and the overall size of the Fund complex.

Based on the Board's conclusions regarding the factors described above, the Board, including a majority of Directors that are "not interested" as defined in the Investment Company Act of 1940, approved the renewal of the Agreement for another year. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

Performance  Update  as  of  April  30,  2005  (unaudited)




                                                                                           Average Annual Total Returns
                                                                                                As of April 30, 2005
                                                                              -------------------------------------------------
                                                                                           One               Five      Since
                                                                                          Year               Year   Inception1
                                                                              -----------------------------  -----  -----------
Exeter Fund, Inc. - Overseas Series2,3 . . . . . . . . . . . . . . . . . . .                         14.70%  7.05%       11.57%

Morgan Stanley Capital International (MSCI) All Country World Index ex U.S.4                         16.92%  0.57%        6.83%




The following graph compares the value of a $10,000 investment in the Exeter Fund, Inc. - Overseas Series from its inception1 (9/23/98) to present (4/30/05) to the MSCI All Country World Index ex U.S.

Data  for  the  line  graph  to  follow:



          Exeter Fund, Inc.                 MSCI
Date       Overseas Series    All Country World Index ex U.S.
--------  ------------------  --------------------------------
9/23/98.  $           10,000  $                         10,000
10/31/98              10,210                            11,048
10/31/99              12,540                            13,838
10/31/00              14,500                            13,552
10/31/01              13,540                            10,174
10/31/02              12,540                             9,067
10/31/03              15,660                            11,823
10/31/04              19,039                            14,150
4/30/05.              20,608                            15,442




1Performance numbers for the Series are calculated from September 23, 1998, the Collective's inception date (see Note 3 below). Prior to 2001, the MSCI All Country World Index ex U.S. only published month-end numbers; therefore, performance numbers for the Index are calculated from September 30, 1998. 2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3For periods prior to the inception of the Series on July 10, 2002, the performance figures reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans - International Equity Collective Investment Trust (the "Collective"), which was managed by the Advisor and reorganized into the Series. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees.
4The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets and consists of 48 developed and emerging market country indices outside the United States. The Index is denominated in U.S. Dollars. The Index returns assume daily reinvestment of gross dividends (which do not account for foreign dividend taxation) and, unlike Series returns, do not reflect any fees or expenses.

Shareholder  Expense  Example  (unaudited)


As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               BEGINNING         ENDING       EXPENSES PAID
                             ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                11/1/04         4/30/05      11/1/04-4/30/05
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,082.40  $           5.42
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,019.59  $           5.26



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year; therefore, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights. The Series' total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio  Composition  -  As  of  April  30,  2005  (unaudited)


Data  for  pie  chart  to  follow:



Country Allocation*
Brazil . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.8%
Finland. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.3%
France . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13.2%
Germany. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7.2%
Guernsey . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.0%
Japan. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7.9%
Mexico . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.0%
Netherlands. . . . . . . . . . . . . . . . . . . . . . . . . . .   4.5%
Norway . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6.3%
Switzerland. . . . . . . . . . . . . . . . . . . . . . . . . . .  13.2%
Taiwan . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.1%
United Kingdom . . . . . . . . . . . . . . . . . . . . . . . . .  19.1%
Miscellaneous**. . . . . . . . . . . . . . . . . . . . . . . . .   7.6%
Cash, short-term investments, and liabilities, less other assets   5.8%




*As  a  percentage  of  net  assets.
**Miscellaneous:
Austria
Canada
South Africa
Spain
United  States


Data  for  pie  chart  to  follow:



Sector Allocation*
Consumer Discretionary . . . . . . . . . . . . . . . . . . . . .  16.0%
Consumer Staples . . . . . . . . . . . . . . . . . . . . . . . .  22.9%
Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10.8%
Health Care. . . . . . . . . . . . . . . . . . . . . . . . . . .  10.5%
Industrials. . . . . . . . . . . . . . . . . . . . . . . . . . .  12.6%
Information Technology . . . . . . . . . . . . . . . . . . . . .   8.4%
Materials. . . . . . . . . . . . . . . . . . . . . . . . . . . .   7.4%
Telecommunication Services . . . . . . . . . . . . . . . . . . .   5.6%
Cash, short-term investments, and liabilities, less other assets   5.8%




*As  a  percentage  of  net  assets.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                           VALUE
                                                                 SHARES   (NOTE 2)
                                                                 -------  ---------

COMMON STOCKS - 94.2%
CONSUMER DISCRETIONARY - 16.0%
HOTELS, RESTAURANTS & LEISURE - 3.4%
Club Mediterranee S.A.* (France) (Note 7) . . . . . . . . . . .    1,000  $ 47,233
                                                                        ----------

HOUSEHOLD DURABLES - 3.2%
Sony Corp. - ADR (Japan) (Note 7) . . . . . . . . . . . . . . .    1,175    43,134
                                                                        ----------

MEDIA - 7.4%
News Corp. - Class A. . . . . . . . . . . . . . . . . . . . . .    1,600    24,448
Pearson plc (United Kingdom) (Note 7) . . . . . . . . . . . . .    2,400    29,084
Reed Elsevier plc - ADR (United Kingdom) (Note 7) . . . . . . .      550    21,714
VNU N.V. (Netherlands) (Note 7) . . . . . . . . . . . . . . . .      953    26,689
                                                                        ----------
                                                                           101,935
                                                                        ----------

SPECIALTY RETAIL - 2.0%
Douglas Holding AG (Germany) (Note 7) . . . . . . . . . . . . .      825    27,787
                                                                        ----------
TOTAL CONSUMER DISCRETIONARY. . . . . . . . . . . . . . . . . .            220,089
                                                                        ----------

CONSUMER STAPLES - 22.9%
Food & Staples Retailing - 1.9%
Carrefour S.A. (France) (Note 7). . . . . . . . . . . . . . . .      550    26,544
                                                                        ----------

FOOD PRODUCTS - 9.8%
Cadbury Schweppes plc (United Kingdom) (Note 7) . . . . . . . .    2,700    27,052
Nestle S.A. (Switzerland) (Note 7). . . . . . . . . . . . . . .      210    54,995
Unilever plc - ADR (United Kingdom) (Note 7). . . . . . . . . .    1,350    51,786
                                                                        ----------
                                                                           133,833
                                                                        ----------

HOUSEHOLD PRODUCTS - 6.0%
Henkel KGaA (Germany) (Note 7). . . . . . . . . . . . . . . . .      325    27,899
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7) .    3,850    54,683
                                                                        ----------
                                                                            82,582
                                                                        ----------

PERSONAL PRODUCTS - 5.2%
Clarins S.A. (France) (Note 7). . . . . . . . . . . . . . . . .      749    45,065
Shiseido Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . . . .    2,000    25,489
                                                                        ----------
                                                                            70,554
                                                                        ----------
TOTAL CONSUMER STAPLES. . . . . . . . . . . . . . . . . . . . .            313,513
                                                                        ----------

ENERGY - 10.8%
Energy Equipment & Services - 9.4%
Abbot Group plc (United Kingdom) (Note 7) . . . . . . . . . . .   10,475    42,380
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7)      450    35,328
Smedvig ASA - Class A (Norway) (Note 7) . . . . . . . . . . . .    2,900    50,646
                                                                        ----------
                                                                           128,354
                                                                        ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                     VALUE
                                                                          SHARES   (NOTE 2)
                                                                          -------  ---------
ENERGY (continued)
OIL, GAS & CONSUMABLE FUELS - 1.4%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7) . . . . . .      525  $ 19,294
                                                                                 ----------
TOTAL ENERGY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            147,648
                                                                                 ----------

HEALTH CARE - 10.5%
PHARMACEUTICALS - 10.5%
GlaxoSmithKline plc (United Kingdom) (Note 7). . . . . . . . . . . . . .    1,525    38,183
Novartis AG - ADR (Switzerland) (Note 7) . . . . . . . . . . . . . . . .    1,300    63,349
Schering AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . . .      650    42,664
                                                                                 ----------
TOTAL HEALTH CARE. . . . . . . . . . . . . . . . . . . . . . . . . . . .            144,196
                                                                                 ----------

INDUSTRIALS - 12.6%
AEROSPACE & DEFENSE - 2.4%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)    1,150    33,166
                                                                                 ----------

COMMERCIAL SERVICES & SUPPLIES - 6.2%
Aggreko plc (United Kingdom) (Note 7). . . . . . . . . . . . . . . . . .    4,325    15,043
BWT AG (Austria) (Note 7). . . . . . . . . . . . . . . . . . . . . . . .      250     7,799
Tomra Systems ASA (Norway) (Note 7). . . . . . . . . . . . . . . . . . .    9,750    35,677
Quebecor World, Inc. (Canada) (Note 7) . . . . . . . . . . . . . . . . .    1,175    25,991
                                                                                 ----------
                                                                                     84,510
                                                                                 ----------

CONSTRUCTION & ENGINEERING - 2.6%
Koninklijke Boskalis Westminster N.V. (Netherlands) (Note 7) . . . . . .      961    35,014
                                                                                 ----------

ELECTRICAL EQUIPMENT - 1.4%
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7) . . . . . . . . . .    1,550    19,929
                                                                                 ----------
TOTAL INDUSTRIALS. . . . . . . . . . . . . . . . . . . . . . . . . . . .            172,619
                                                                                 ----------

INFORMATION TECHNOLOGY - 8.4%
COMMUNICATIONS EQUIPMENT - 2.3%
Nokia Oyj - ADR (Finland) (Note 7) . . . . . . . . . . . . . . . . . . .    2,000    31,960
                                                                                 ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7). . .    3,300    28,413
                                                                                 ----------

SOFTWARE - 4.0%
Amdocs Ltd.* (Guernsey) (Note 7) . . . . . . . . . . . . . . . . . . . .    1,025    27,378
Business Objects S.A. - ADR* (France) (Note 7) . . . . . . . . . . . . .    1,050    27,100
                                                                                 ----------
                                                                                     54,478
                                                                                 ----------
TOTAL INFORMATION TECHNOLOGY . . . . . . . . . . . . . . . . . . . . . .            114,851
                                                                                 ----------

MATERIALS - 7.4%
CHEMICALS - 4.6%
Lonza Group AG (Switzerland) (Note 7). . . . . . . . . . . . . . . . . .    1,050    62,946
                                                                                 ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                               SHARES/          VALUE
                                                           PRINCIPAL AMOUNT   (NOTE 2)
                                                          ------------------  ---------
MATERIALS (continued)
PAPER & FOREST PRODUCTS - 2.8%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7). . . . . .                425   $ 13,047
Sappi Ltd. - ADR (South Africa) (Note 7) . . . . . . . .              2,500     24,950
                                                                           -----------
                                                                                37,997
                                                                           -----------
TOTAL MATERIALS. . . . . . . . . . . . . . . . . . . . .                       100,943
                                                                           -----------

TELECOMMUNICATION SERVICES - 5.6%
WIRELESS TELECOMMUNICATION SERVICES - 5.6%
NTT DoCoMo, Inc. (Japan) (Note 7). . . . . . . . . . . .                 26     40,179
Vodafone Group plc - ADR (United Kingdom) (Note 7) . . .              1,400     36,596
                                                                           -----------
TOTAL TELECOMMUNICATION SERVICES . . . . . . . . . . . .                        76,775
                                                                           -----------

TOTAL COMMON STOCKS
(Identified Cost $1,114,679) . . . . . . . . . . . . . .                     1,290,634
                                                                           -----------

SHORT-TERM INVESTMENTS - 7.2%
Dreyfus Treasury Cash Management - Institutional Shares.             48,581     48,581
U.S. Treasury Bill, 6/16/2005. . . . . . . . . . . . . .  $          50,000     49,831
                                                                           -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $98,412). . . . . . . . . . . . . . . .                        98,412
                                                                           -----------

TOTAL INVESTMENTS - 101.4%
(Identified Cost $1,213,091) . . . . . . . . . . . . . .                     1,389,046

LIABILITIES, LESS OTHER ASSETS - (1.4%). . . . . . . . .                       (19,352)
                                                                           -----------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $ 1,369,694
                                                                           ===========




*Non-income  producing  security
ADR  -  American  Depository  Receipt


The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 19.1%; Switzerland - 13.2%; France - 13.2%.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)


April  30,  2005




ASSETS:
Investments, at value (identified cost $1,213,091) (Note 2). . . . . . . . . .  $1,389,046
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,486
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . . . . . . . . .       1,198
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          42
Receivable from investment advisor (Note 3). . . . . . . . . . . . . . . . . .       8,018
                                                                                ----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,403,790
                                                                                ----------

LIABILITIES:

Accrued fund accounting and transfer agent fees (Note 3) . . . . . . . . . . .         990
Accrued chief compliance officer services (Note 3) . . . . . . . . . . . . . .         600
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      18,799
Payable for securities purchased . . . . . . . . . . . . . . . . . . . . . . .      12,495
Accrued legal fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,212
                                                                                ----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      34,096
                                                                                ----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $1,369,694
                                                                                ==========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      683
Additional paid-in-capital . . . . . . . . . . . . . . . . . . . . . . . . . .   1,146,911
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . .      10,951
Accumulated net realized gain on investments and other assets and liabilities.      35,162
Net unrealized appreciation on investments and other assets and liabilities. .     175,987
                                                                                ----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $1,369,694
                                                                                ==========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($1,369,694/68,289 shares) . . . . . . . . . . . . . . . . . .  $    20.06
                                                                                ==========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  (unaudited)


For  the  Six  Months  Ended  April  30,  2005




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $1,897). .  $ 16,413
Interest . . . . . . . . . . . . . . . . . . . . .     1,080
                                                    ---------

Total Investment Income. . . . . . . . . . . . . .    17,493
                                                    ---------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . .     6,215
Directors' fees (Note 3) . . . . . . . . . . . . .     3,352
Chief compliance officer services (Note 3) . . . .     2,343
Fund accounting and transfer agent fees (Note 3) .     2,086
Audit fees . . . . . . . . . . . . . . . . . . . .    14,797
Legal fees . . . . . . . . . . . . . . . . . . . .     1,713
Custodian fees . . . . . . . . . . . . . . . . . .     1,587
Miscellaneous. . . . . . . . . . . . . . . . . . .       836
                                                    ---------

Total Expenses . . . . . . . . . . . . . . . . . .    32,929
Less reduction of expenses (Note 3). . . . . . . .   (26,388)
                                                    ---------

Net Expenses . . . . . . . . . . . . . . . . . . .     6,541
                                                    ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . .    10,952
                                                    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain on -
Investments. . . . . . . . . . . . . . . . . . . .    35,149
Foreign currency and other assets and liabilities.        16
                                                    ---------
                                                      35,165
                                                    ---------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . .    32,864
Foreign currency and other assets and liabilities.       (49)
                                                    ---------
                                                      32,815
                                                    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . .    67,980
                                                    ---------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . .  $ 78,932
                                                    =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets




                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           4/30/05       YEAR ENDED
                                                         (UNAUDITED)     10/31/04
                                                        --------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $      10,952   $     9,373
Net realized gain on investments . . . . . . . . . . .         35,165        64,844
Net change in unrealized appreciation on investments .         32,815        88,074
                                                        --------------  ------------

Net increase from operations . . . . . . . . . . . . .         78,932       162,291
                                                        --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income . . . . . . . . . . . . . .         (8,506)       (7,711)
From net realized gain on investments. . . . . . . . .        (10,922)            -
                                                        --------------  ------------

Total distributions to shareholders. . . . . . . . . .        (19,428)       (7,711)
                                                        --------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5).        265,838       188,732
                                                        --------------  ------------

Net increase in net assets . . . . . . . . . . . . . .        325,342       343,312

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .      1,044,352       701,040
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
income of $10,951 and $8,505, respectively). . . . . .  $   1,369,694   $ 1,044,352
                                                        ==============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights




                                                     FOR THE SIX                                           FOR THE
                                                     MONTHS ENDED                                          PERIOD
                                                       4/30/05                 FOR THE YEARS ENDED        7/10/02 1 TO
                                                     (UNAUDITED)          10/31/04           10/31/03      10/31/02
                                                    --------------  ---------------------  -------------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $       18.84   $              15.66   $      12.54   $   14.37
                                                    --------------  ---------------------  -------------  ----------

Income (loss) from investment operations:
Net investment income (loss) . . . . . . . . . . .           0.15                   0.17           0.15          -2
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . .           1.41                   3.18           2.97       (1.83)
                                                    --------------  ---------------------  -------------  ----------

Total from investment operations . . . . . . . . .           1.56                   3.35           3.12       (1.83)
                                                    --------------  ---------------------  -------------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . .          (0.15)                 (0.17)             -           -
From net realized gain on investments. . . . . . .          (0.19)                     -              -           -
                                                    --------------  ---------------------  -------------  ----------

Total distributions to shareholders. . . . . . . .          (0.34)                 (0.17)             -           -
                                                    --------------  ---------------------  -------------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $       20.06   $              18.84   $      15.66   $   12.54
                                                    ==============  =====================  =============  ==========

Total return3. . . . . . . . . . . . . . . . . . .           8.24%                 21.58%         24.88%    (12.73%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .         1.05%4                   1.05%          1.05%     1.05%4
Net investment income (loss) . . . . . . . . . . .         1.76%4                   1.08%          1.15%   (0.10%)4

Portfolio turnover . . . . . . . . . . . . . . . .             15%                    35%            30%         12%

NET ASSETS - END OF PERIOD (000's omitted) . . . .  $       1,370   $              1,044   $        701   $     510
                                                    ==============  =====================  =============  ==========




*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



4.24%4  5.63%  19.95%  33.12%4




1Commencement  of  operations.
2Less  than  $0.01.
3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
4Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)


1.  ORGANIZATION

Overseas Series (the "Series") is a no-load, non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term capital growth by investing principally in the common stocks of issuers from outside the United States.

Shares of the Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2005, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Overseas Series common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange

Notes  to  Financial  Statements  (unaudited)

FOREIGN CURRENCY TRANSLATION (continued) rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2006, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the

Notes  to  Financial  Statements  (unaudited)

Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $6,215 and assumed expenses amounting to $20,173 for the six months ended April 30, 2005, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended April 30, 2005, purchases and sales of securities, other than United States Government securities and short-term securities, were $428,501 and $168,073, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Overseas  Series  were:



                       FOR THE SIX MONTHS              FOR THE YEAR
                          ENDED 4/30/05               ENDED 10/31/04
             -------------------------------------  ------------------
                   SHARES              AMOUNT       SHARES    AMOUNT
             -------------------  ----------------  -------  ---------
Sold. . . .              12,188   $       252,433   10,489   $186,231
Reinvested.                 963            19,428      476      7,711
Repurchased                (288)           (6,023)    (291)    (5,210)
             -------------------  ----------------  -------  ---------
Total . . .              12,863   $       265,838   10,674   $188,732
             ===================  ================  =======  =========


At April 30, 2005, the retirement plan of the Advisor and its affiliates owned 55,532 shares of the Series (81.3% of shares outstanding) valued at $1,113,972.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2005.

Notes  to  Financial  Statements  (unaudited)


7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2004 were as follows:



Ordinary income  $7,711



At April 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $1,234,051

Unrealized appreciation. . . . . . .  $  180,805
Unrealized depreciation. . . . . . .     (25,810)
                                      -----------

Net unrealized appreciation. . . . .  $  154,995
                                      ===========

(This  page  intentionally  left  blank)

Literature  Requests  (unaudited)


PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  Securities  and  Exchange
     Commission's  (SEC)  web  site          http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  SEC's  web  site                    http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and is available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  SEC's  web  site                    http:\\www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  SEC's  web  site                    http://www.sec.gov
On  the  Advisor's  web  site
http://www.manningnapieradvisors.com/www/exeter_fund.asp


ADDITIONAL  INFORMATION  AVAILABLE  AT
WWW.MANNINGNAPIERADVISORS.COM/WWW/EXETER_FUND.ASP
--------------------------------------------------------------------------------

1.     Fund  Holdings  -  month-end
2.     Fund  Holdings  -  quarter-end
3.     Shareholder  Report  -  Annual
4.     Shareholder  Report  -  Semi-Annual

Exeter  Fund,  Inc.
Semi-Annual  Report
April  30,  2005
Pro-BlendR  Conservative  Term  Series
Pro-BlendR  Moderate  Term  Series
Pro-BlendR  Extended  Term  Series
Pro-BlendR  Maximum  Term  Series

Renewal  of  Investment  Advisory  Agreement  (unaudited)


At the Exeter Fund, Inc. (the "Fund") Board of Director's annual in person meeting, held on November 18, 2004, the Investment Advisory Agreement (the "Agreement") between the Fund and Manning & Napier Advisor, Inc. (the "Advisor") was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board. In addition, at the meeting of the Board, representatives of the Advisor presented additional oral and written information to help the Board evaluate the Advisor's performance under the Agreement over the previous year. The Board then deliberated the renewal of the Agreement in light of the various material provided prior to and at the meeting.

In connection with their review and deliberations, the Board considered the following factors and reached a conclusion with respect to such factors.

- The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering of the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, preparation of SEC filings (including registration statements) and reports to shareholders for the Fund. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

- The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized peformance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. Market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund's Series was reasonable based on the Fund's actual performance and comparative performance, especially performance over the current market cycle.

- The Board considered the costs of the Advisor's services and the profits of the Advisor as they relate to the Advisor's services to the Fund under the Agreement. In reviewing the Advisor's costs and profits, the Board discussed the Advisor's revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor's expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 11 of the 15 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor's profitability relating to its services provided under the Agreement is reasonable.

- The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense reimbursements (either contractually or voluntarily) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on

Renewal  of  Investment  Advisory  Agreement  (unaudited)


both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for the Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

- The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

- In addition to the factors described above, the Board considered the Advisor's personnel, the Advisor's investment strategies, the Advisor's policies and procedures relating to compliance with personal securities transactions, the Advisor's reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

- The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor's discretionary investment account clients in addition to direct investors), the current profitability of the Advisor's services to the Fund under the Agreement and the overall size of the Fund complex.

Based on the Board's conclusions regarding the factors described above, the Board, including a majority of Directors that are "not interested" as defined in the Investment Company Act of 1940, approved the renewal of the Agreement for another year. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

Performance  Update  -  Pro-BlendR  Conservative  Term  Series  (unaudited)




                                                                             Average Annual Total Returns
                                                                                 As of April 30, 2005
                                                                 -------------------------------------------------
                                                                              One               Five      Since
                                                                             Year               Year   Inception1
                                                                 -----------------------------  -----  -----------
Exeter Fund, Inc. - Pro-BlendR Conservative Term Series2. . . .                          5.87%  6.76%        6.33%

Lehman Brothers Intermediate U.S. Government/Credit Bond Index3                          3.27%  7.00%        6.24%

15%/85% Blended Index3. . . . . . . . . . . . . . . . . . . . .                          3.77%  5.65%        6.88%




The following graph compares the value of a $10,000 investment in the Exeter Fund, Inc. - Pro-BlendR Conservative Term Series from its inception1 (11/1/95) to present (4/30/05) to the Lehman Brothers Intermediate U.S. Government/Credit Bond Index and a 15%/85% Blended Index.


Data  for  line  graph  to  follow:



               Exeter Fund, Inc.                    Lehman Brothers Intermediate
Date      Pro-BlendR Conservative Term Series  U.S. Government/Credit Bond Index  15%/85% Blended Index
11/1/95                               $10,000                            $10,000                $10,000
10/31/96                               10,494                             10,581                 10,790
10/31/97                               11,411                             11,374                 11,904
10/31/98                               12,157                             12,411                 13,197
10/31/99                               12,371                             12,533                 13,695
10/31/00                               13,684                             13,342                 14,604
10/31/01                               14,927                             15,244                 15,907
10/31/02                               15,576                             16,145                 16,457
10/31/03                               16,471                             17,022                 17,812
10/31/04                               17,449                             17,758                 18,722
4/30/05                                17,912                             17,764                 18,802




1Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series' inception date.
 2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is a market value weighted measure of over 2,000 corporate and government investment grade securities with maturities greater than one year but less than ten years. The 15%/85% Blended Index is 15% Standard & Poor's (S&P) 500 Total Return Index and 85% Lehman Brothers Intermediate U.S. Government/Credit Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Shareholder  Expense  Example  - Pro-BlendR Conservative Term Series (unaudited)


As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               BEGINNING         ENDING       EXPENSES PAID
                             ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                11/1/04         4/30/05      11/1/04-4/30/05
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,026.60  $           5.02
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,019.84  $           5.01



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year; therefore, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights. The Series' total return would have been lower had certain expenses not been waived during the period.

Portfolio  Composition  -  ProBlendR  Conservative  Term  Series  (unaudited)

As  of  April  30,  2005


Data  for  pie  chart  to  follow:



ASSET ALLOCATION*
Cash, short-term investments, and other assets, less liabilities  13.82%
Common Stocks. . . . . . . . . . . . . . . . . . . . . . . . . .  27.79%
U.S. Government Agencies . . . . . . . . . . . . . . . . . . . .   3.69%
U.S. Treasury Bonds1 . . . . . . . . . . . . . . . . . . . . . .  10.78%
U.S. Treasury Notes2 . . . . . . . . . . . . . . . . . . . . . .  43.04%
Corporate Bonds. . . . . . . . . . . . . . . . . . . . . . . . .   0.88%




*As  a  percentage  of  net  assets.
1A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
2A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.



SECTOR ALLOCATION*
Consumer Discretionary . .  5.27%
Consumer Staples . . . . .  3.75%
Energy . . . . . . . . . .  3.38%
Financials . . . . . . . .  3.05%
Health Care. . . . . . . .  5.29%
Industrials. . . . . . . .  2.03%
Information Technology . .  2.18%
Materials. . . . . . . . .  1.37%
Telecommunication Services  1.15%
Utilities. . . . . . . . .  1.34%




*Including Common Stocks and Corporate Bonds, as a percentage of total investments.




TOP FIVE STOCK HOLDINGS*
WebMD Corp. . . . . . . . . . . . . . . .  1.21%
Nestle S.A. (Switzerland) . . . . . . . .  1.18%
Unilever plc - ADR (United Kingdom) . . .  1.16%
Vodafone Group plc - ADR (United Kingdom)  1.10%
Schering-Plough Corp. . . . . . . . . . .  1.09%




*As  a  percentage  of  total  investments.




TOP FIVE BOND HOLDINGS*
U.S. Treasury Bond, 5.50%, 8/15/2028.  10.14%
U.S. Treasury Note, 1.50%, 3/31/2006.   8.43%
U.S. Treasury Note, 3.50%, 11/15/2009   6.26%
U.S. Treasury Note, 1.625%, 9/30/2005   5.05%
U.S. Treasury Note, 3.625%, 5/15/2013   4.71%




*As  a  percentage  of  total  investments.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                              VALUE
PRO-BLENDR  CONSERVATIVE TERM SERIES                SHARES   (NOTE 2)
-------------------------------------------------  -------  ---------

COMMON STOCKS - 27.79%
CONSUMER DISCRETIONARY - 4.99%
DIVERSIFIED CONSUMER SERVICES - 0.61%
Weight Watchers International, Inc.*. . . . . . .    4,625  $193,094
                                                          ----------

HOTELS, RESTAURANTS & LEISURE - 0.43%
Carnival Corp.. . . . . . . . . . . . . . . . . .    2,725   133,198
Shangri-La Asia Ltd. (Hong Kong) (Note 7) . . . .    2,000     3,053
                                                          ----------
                                                             136,251
                                                          ----------

HOUSEHOLD DURABLES - 0.07%
Hunter Douglas N.V. (Netherlands) (Note 7). . . .      125     5,978
Interface, Inc. - Class A*. . . . . . . . . . . .      875     5,250
Sony Corp. - ADR (Japan) (Note 7) . . . . . . . .      275    10,095
                                                          ----------
                                                              21,323
                                                          ----------

INTERNET & CATALOG RETAIL - 0.01%
IAC/InterActiveCorp*. . . . . . . . . . . . . . .      175     3,804
                                                          ----------

LEISURE EQUIPMENT & PRODUCTS - 0.03%
Hasbro, Inc.. . . . . . . . . . . . . . . . . . .      175     3,311
Sega Sammy Holdings, Inc. (Japan) (Note 7). . . .      100     5,886
                                                          ----------
                                                               9,197
                                                          ----------

MEDIA - 2.52%
Acme Communications, Inc.*. . . . . . . . . . . .      550     2,267
Belo Corp. - Class A. . . . . . . . . . . . . . .      175     4,100
Cablevision Systems Corp. - Class A*. . . . . . .    7,050   182,947
The E.W. Scripps Co. - Class A. . . . . . . . . .    2,675   136,238
Harris Interactive, Inc.* . . . . . . . . . . . .    1,475     6,136
Impresa S.A. (SGPS)* (Portugal) (Note 7). . . . .      500     3,546
Media Capital S.A. (SGPS)* (Portugal) (Note 7). .      550     3,851
News Corp. - Class A. . . . . . . . . . . . . . .      300     4,584
Pearson plc (United Kingdom) (Note 7) . . . . . .   10,175   123,304
PT Multimedia S.A. (SGPS)* (Portugal) (Note 7). .      125     2,957
Reed Elsevier plc - ADR (United Kingdom) (Note 7)      175     6,909
Time Warner, Inc.*. . . . . . . . . . . . . . . .   18,100   304,261
VNU N.V. (Netherlands) (Note 7) . . . . . . . . .      400    11,202
Wolters Kluwer N.V. (Netherlands) (Note 7). . . .      350     6,194
                                                          ----------
                                                             798,496
                                                          ----------

SPECIALTY RETAIL - 1.31%
Build-A-Bear-Workshop, Inc.*. . . . . . . . . . .      225     6,032
Douglas Holding AG (Germany) (Note 7) . . . . . .      300    10,104
Foot Locker, Inc. . . . . . . . . . . . . . . . .       75     1,999
KOMERI Co. Ltd. (Japan) (Note 7). . . . . . . . .      100     2,533




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                           VALUE
PRO-BLENDR CONSERVATIVE TERM SERIES                             SHARES    (NOTE 2)
-------------------------------------------------------------  ---------  ---------
CONSUMER DISCRETIONARY (continued)
SPECIALTY RETAIL (continued)
Office Depot, Inc.* . . . . . . . . . . . . . . . . . . . . .      5,675  $111,117
RadioShack Corp.. . . . . . . . . . . . . . . . . . . . . . .      6,225   155,438
Staples, Inc. . . . . . . . . . . . . . . . . . . . . . . . .      6,637   126,568
                                                                        ----------
                                                                           413,791
                                                                        ----------

TEXTILES, APPAREL & LUXURY GOODS - 0.01%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7) . .         50     3,507
                                                                        ----------
TOTAL CONSUMER DISCRETIONARY. . . . . . . . . . . . . . . . .            1,579,463
                                                                        ----------

CONSUMER STAPLES - 3.73%
BEVERAGES - 0.41%
The Coca-Cola Co. . . . . . . . . . . . . . . . . . . . . . .      2,875   124,890
Diageo plc (United Kingdom) (Note 7). . . . . . . . . . . . .        125     1,846
Scottish & Newcastle plc (United Kingdom) (Note 7). . . . . .        225     1,946
                                                                        ----------
                                                                           128,682
                                                                        ----------

FOOD & STAPLES RETAILING - 0.51%
Carrefour S.A. (France) (Note 7). . . . . . . . . . . . . . .      3,150   152,027
Metro AG (Germany) (Note 7) . . . . . . . . . . . . . . . . .         50     2,648
Pathmark Stores, Inc.*. . . . . . . . . . . . . . . . . . . .        700     5,404
Tesco plc (United Kingdom) (Note 7) . . . . . . . . . . . . .        350     2,057
                                                                        ----------
                                                                           162,136
                                                                        ----------

FOOD PRODUCTS - 2.37%
Cadbury Schweppes plc (United Kingdom) (Note 7) . . . . . . .        675     6,763
Groupe Danone (France) (Note 7) . . . . . . . . . . . . . . .         50     4,659
The Hain Celestial Group, Inc.* . . . . . . . . . . . . . . .        125     2,219
Nestle S.A. (Switzerland) (Note 7). . . . . . . . . . . . . .      1,425   373,180
Unilever plc - ADR (United Kingdom) (Note 7). . . . . . . . .      9,489   363,998
                                                                        ----------
                                                                           750,819
                                                                        ----------

HOUSEHOLD PRODUCTS - 0.04%
Henkel KgaA (Germany) (Note 7). . . . . . . . . . . . . . . .         50     4,292
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7)        500     7,102
Reckitt Benckiser plc (United Kingdom) (Note 7) . . . . . . .         75     2,423
                                                                        ----------
                                                                            13,817
                                                                        ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                             VALUE
PRO-BLENDR CONSERVATIVE TERM SERIES                               SHARES    (NOTE 2)
---------------------------------------------------------------  ---------  ---------
CONSUMER STAPLES (continued)
PERSONAL PRODUCTS - 0.40%
Clarins S.A. (France) (Note 7). . . . . . . . . . . . . . . . .        165  $  9,928
The Estee Lauder Companies, Inc. - Class A. . . . . . . . . . .      2,700   103,707
Shiseido Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . . . .      1,000    12,744
                                                                          ----------
                                                                             126,379
                                                                          ----------
TOTAL CONSUMER STAPLES. . . . . . . . . . . . . . . . . . . . .            1,181,833
                                                                          ----------

ENERGY - 3.26%
ENERGY EQUIPMENT & SERVICES - 2.52%
Abbot Group plc (United Kingdom) (Note 7) . . . . . . . . . . .      2,800    11,328
Atwood Oceanics, Inc.*. . . . . . . . . . . . . . . . . . . . .         75     4,280
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . . . . .      2,675   118,021
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7)         50     3,925
Cooper Cameron Corp.* . . . . . . . . . . . . . . . . . . . . .      1,375    75,542
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . . .        175     6,727
National-Oilwell Varco, Inc.* . . . . . . . . . . . . . . . . .      1,216    48,324
Pride International, Inc.*. . . . . . . . . . . . . . . . . . .        425     9,478
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . .      4,275   292,453
Smedvig ASA - Class A (Norway) (Note 7) . . . . . . . . . . . .        475     8,296
Transocean, Inc.* . . . . . . . . . . . . . . . . . . . . . . .      1,975    91,581
Weatherford International Ltd.* . . . . . . . . . . . . . . . .      2,450   127,768
                                                                          ----------
                                                                             797,723
                                                                          ----------

OIL, GAS & CONSUMABLE FUELS - 0.74%
Amerada Hess Corp.. . . . . . . . . . . . . . . . . . . . . . .      2,175   203,689
BP plc (United Kingdom) (Note 7). . . . . . . . . . . . . . . .        175     1,783
Eni S.p.A. (Italy) (Note 7) . . . . . . . . . . . . . . . . . .        400    10,044
Forest Oil Corp.* . . . . . . . . . . . . . . . . . . . . . . .        125     4,816
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7). .        175     6,431
Shell Transport & Trading Co. plc (United Kingdom) (Note 7) . .        250     2,240
Total S.A. (France) (Note 7). . . . . . . . . . . . . . . . . .         25     5,550
                                                                          ----------
                                                                             234,553
                                                                          ----------
TOTAL ENERGY. . . . . . . . . . . . . . . . . . . . . . . . . .            1,032,276
                                                                          ----------

FINANCIALS - 2.71%
CAPITAL MARKETS - 0.78%
The Bank of New York Co., Inc.. . . . . . . . . . . . . . . . .      4,350   121,539
Deutsche Bank AG (Germany) (Note 7) . . . . . . . . . . . . . .        150    12,230
SEI Investments Co. . . . . . . . . . . . . . . . . . . . . . .      3,475   114,015
                                                                          ----------
                                                                             247,784
                                                                          ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                              VALUE
PRO-BLENDR CONSERVATIVE TERM SERIES                                 SHARES   (NOTE 2)
------------------------------------------------------------------  -------  ---------
FINANCIALS (continued)
COMMERCIAL BANKS - 1.40%
Banca Intesa S.p.A. (Italy) (Note 7) . . . . . . . . . . . . . . .    1,075  $  5,102
Banco BPI S.A. (Portugal) (Note 7) . . . . . . . . . . . . . . . .      800     3,212
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany) (Note 7)      400     9,472
BNP Paribas S.A. (France) (Note 7) . . . . . . . . . . . . . . . .       50     3,275
Commerzbank AG* (Germany) (Note 7) . . . . . . . . . . . . . . . .      375     8,166
Metropolitan Bank & Trust Co. (Philippines) (Note 7) . . . . . . .    8,000     4,660
PNC Financial Services Group, Inc. . . . . . . . . . . . . . . . .    2,325   123,760
Societe Generale (France) (Note 7) . . . . . . . . . . . . . . . .       25     2,474
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . .    4,625   129,037
UniCredito Italiano S.p.A. (Italy) (Note 7). . . . . . . . . . . .      875     4,876
Wachovia Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .    2,900   148,422
                                                                           ----------
                                                                              442,456
                                                                           ----------

CONSUMER FINANCE - 0.00%**
MoneyGram International, Inc.. . . . . . . . . . . . . . . . . . .       75     1,455
                                                                           ----------

DIVERSIFIED FINANCIAL SERVICES - 0.47%
ING Groep N.V. (Netherlands) (Note 7). . . . . . . . . . . . . . .      225     6,110
Principal Financial Group, Inc.. . . . . . . . . . . . . . . . . .    3,650   142,642
                                                                           ----------
                                                                              148,752
                                                                           ----------

INSURANCE - 0.04%
Allianz AG (Germany) (Note 7). . . . . . . . . . . . . . . . . . .       25     2,968
Assicurazioni Generali S.p.A. (Italy) (Note 7) . . . . . . . . . .      150     4,593
Axa (France) (Note 7). . . . . . . . . . . . . . . . . . . . . . .      200     4,888
                                                                           ----------
                                                                               12,449
                                                                           ----------

REAL ESTATE - 0.01%
SM Prime Holdings, Inc. (Philippines) (Note 7) . . . . . . . . . .   32,550     4,454
                                                                           ----------

THRIFTS & MORTGAGE FINANCE - 0.01%
Flagstar Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . .      100     1,904
                                                                           ----------
TOTAL FINANCIALS . . . . . . . . . . . . . . . . . . . . . . . . .            859,254
                                                                           ----------

HEALTH CARE - 5.26%
BIOTECHNOLOGY - 0.19%
BioMarin Pharmaceutical, Inc.* . . . . . . . . . . . . . . . . . .    1,150     6,819
Caliper Life Sciences, Inc.* . . . . . . . . . . . . . . . . . . .    1,100     6,369
Chiron Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . .      325    11,099
Diversa Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . .    1,750     9,188
Millennium Pharmaceuticals, Inc.*. . . . . . . . . . . . . . . . .    1,725    15,111
Neurocrine Biosciences, Inc.*. . . . . . . . . . . . . . . . . . .      125     4,370
Xenogen Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . .    1,550     6,913
                                                                           ----------
                                                                               59,869
                                                                           ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                     VALUE
PRO-BLENDR CONSERVATIVE TERM SERIES                        SHARES   (NOTE 2)
---------------------------------------------------------  -------  ---------
HEALTH CARE (continued)
HEALTH CARE EQUIPMENT & SUPPLIES - 0.16%
Advanced Neuromodulation Systems, Inc.* . . . . . . . . .      275  $  8,280
Conceptus, Inc.*. . . . . . . . . . . . . . . . . . . . .      750     4,582
DENTSPLY International, Inc.. . . . . . . . . . . . . . .      275    15,032
Millipore Corp.*. . . . . . . . . . . . . . . . . . . . .      125     6,028
Thermo Electron Corp.*. . . . . . . . . . . . . . . . . .      300     7,494
Varian, Inc.* . . . . . . . . . . . . . . . . . . . . . .      200     6,634
Viasys Healthcare, Inc.*. . . . . . . . . . . . . . . . .      125     2,655
                                                                  ----------
                                                                      50,705
                                                                  ----------

HEALTH CARE PROVIDERS & SERVICES - 1.56%
Allscripts Healthcare Solutions, Inc.*. . . . . . . . . .      175     2,291
American Healthways, Inc.*. . . . . . . . . . . . . . . .      150     5,603
AmerisourceBergen Corp. . . . . . . . . . . . . . . . . .      125     7,660
AMN Healthcare Services, Inc.*. . . . . . . . . . . . . .      800    11,816
Cross Country Healthcare, Inc.* . . . . . . . . . . . . .      950    15,304
Eclipsys Corp.* . . . . . . . . . . . . . . . . . . . . .      900    12,159
Express Scripts, Inc.*. . . . . . . . . . . . . . . . . .      150    13,446
HCA, Inc. . . . . . . . . . . . . . . . . . . . . . . . .      150     8,376
McKesson Corp.. . . . . . . . . . . . . . . . . . . . . .      225     8,325
Omnicell, Inc.* . . . . . . . . . . . . . . . . . . . . .    2,425    14,914
Triad Hospitals, Inc.*. . . . . . . . . . . . . . . . . .      225    11,531
WebMD Corp.*. . . . . . . . . . . . . . . . . . . . . . .   40,175   381,663
                                                                  ----------
                                                                     493,088
                                                                  ----------

PHARMACEUTICALS - 3.35%
AstraZeneca plc (United Kingdom) (Note 7) . . . . . . . .       25     1,088
AstraZeneca plc - ADR (United Kingdom) (Note 7) . . . . .      125     5,494
Bristol-Myers Squibb Co.. . . . . . . . . . . . . . . . .      400    10,400
GlaxoSmithKline plc (United Kingdom) (Note 7) . . . . . .      725    18,153
GlaxoSmithKline plc - ADR (United Kingdom) (Note 7) . . .    4,275   216,101
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . .      325    11,017
Novartis AG - ADR (Switzerland) (Note 7). . . . . . . . .    5,475   266,797
Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . . .    4,825   131,095
Roche Holding AG - ADR (Switzerland) (Note 7) . . . . . .      100     6,031
Sanofi-Aventis (France) (Note 7). . . . . . . . . . . . .       41     3,609
Sanofi-Aventis - ADR (France) (Note 7). . . . . . . . . .      125     5,546
Schering AG (Germany) (Note 7). . . . . . . . . . . . . .      300    19,691
Schering-Plough Corp. . . . . . . . . . . . . . . . . . .   16,425   342,790
Shire Pharmaceuticals Group plc (United Kingdom) (Note 7)      200     2,086




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                      VALUE
PRO-BLENDR CONSERVATIVE TERM SERIES                                        SHARES    (NOTE 2)
------------------------------------------------------------------------  ---------  ---------
HEALTH CARE (continued)
PHARMACEUTICALS (continued)
Watson Pharmaceuticals, Inc.*. . . . . . . . . . . . . . . . . . . . . .        350  $ 10,500
Wyeth. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        250    11,235
                                                                                   ----------
                                                                                    1,061,633
                                                                                   ----------
TOTAL HEALTH CARE. . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,665,295
                                                                                   ----------

INDUSTRIALS - 1.91%
AEROSPACE & DEFENSE - 0.34%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)      3,725   107,429
                                                                                   ----------

AIRLINES - 0.44%
AirTran Holdings, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .        650     5,395
Deutsche Lufthansa AG* (Germany) (Note 7). . . . . . . . . . . . . . . .        225     2,896
JetBlue Airways Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .        100     2,005
Southwest Airlines Co. . . . . . . . . . . . . . . . . . . . . . . . . .      8,650   128,712
                                                                                   ----------
                                                                                      139,008
                                                                                   ----------

COMMERCIAL SERVICES & SUPPLIES - 0.09%
Aggreko plc (United Kingdom) (Note 7). . . . . . . . . . . . . . . . . .        500     1,739
BWT AG (Austria) (Note 7). . . . . . . . . . . . . . . . . . . . . . . .        125     3,900
Herman Miller, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .        100     2,860
Quebecor World, Inc. (Canada) (Note 7) . . . . . . . . . . . . . . . . .        200     4,424
Tomra Systems ASA (Norway) (Note 7). . . . . . . . . . . . . . . . . . .      3,975    14,545
                                                                                   ----------
                                                                                       27,468
                                                                                   ----------

CONSTRUCTION & ENGINEERING - 0.04%
Infrasource Services, Inc.*. . . . . . . . . . . . . . . . . . . . . . .        175     1,759
Insituform Technologies, Inc. - Class A* . . . . . . . . . . . . . . . .        250     3,727
Koninklijke Boskalis Westminster N.V. (Netherlands) (Note 7) . . . . . .        236     8,599
                                                                                   ----------
                                                                                       14,085
                                                                                   ----------

ELECTRICAL EQUIPMENT - 0.03%
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7) . . . . . . . . . .        275     3,536
Global Power Equipment Group, Inc.*. . . . . . . . . . . . . . . . . . .        300     2,718
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .        575     3,191
                                                                                   ----------
                                                                                        9,445
                                                                                   ----------

INDUSTRIAL CONGLOMERATES - 0.02%
Siemens AG (Germany) (Note 7). . . . . . . . . . . . . . . . . . . . . .        100     7,308
                                                                                   ----------

MACHINERY - 0.46%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7,225   124,270
Albany International Corp. - Class A . . . . . . . . . . . . . . . . . .        108     3,387




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                      VALUE
PRO-BLENDR CONSERVATIVE TERM SERIES                         SHARES   (NOTE 2)
----------------------------------------------------------  -------  ---------
INDUSTRIALS (continued)
MACHINERY (continued)
Gardner Denver, Inc.*. . . . . . . . . . . . . . . . . . .       75  $  2,741
Lindsay Manufacturing Co.. . . . . . . . . . . . . . . . .      125     2,332
MAN AG (Germany) (Note 7). . . . . . . . . . . . . . . . .      125     5,240
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . .      300     6,000
                                                                   ----------
                                                                      143,970
                                                                   ----------

ROAD & RAIL - 0.49%
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . . .    3,850   154,500
                                                                   ----------
TOTAL INDUSTRIALS. . . . . . . . . . . . . . . . . . . . .            603,213
                                                                   ----------

INFORMATION TECHNOLOGY - 2.09%
COMMUNICATIONS EQUIPMENT - 0.63%
Cisco Systems, Inc.* . . . . . . . . . . . . . . . . . . .   10,225   176,688
Nokia Oyj - ADR (Finland) (Note 7) . . . . . . . . . . . .      775    12,384
Polycom, Inc.* . . . . . . . . . . . . . . . . . . . . . .      450     6,867
Scientific-Atlanta, Inc. . . . . . . . . . . . . . . . . .      125     3,823
                                                                   ----------
                                                                      199,762
                                                                   ----------

COMPUTERS & PERIPHERALS - 0.04%
EMC Corp.* . . . . . . . . . . . . . . . . . . . . . . . .      400     5,248
Logitech International S.A. - ADR* (Switzerland) (Note 7).      125     7,244
                                                                   ----------
                                                                       12,492
                                                                   ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.04%
Digital Theater Systems, Inc. (DTS)* . . . . . . . . . . .      300     5,070
Mettler-Toledo International, Inc.* (Switzerland) (Note 7)       75     3,439
Solectron Corp.* . . . . . . . . . . . . . . . . . . . . .    1,575     5,197
                                                                   ----------
                                                                       13,706
                                                                   ----------

INTERNET SOFTWARE & SERVICES - 0.02%
Blue Coat Systems, Inc.* . . . . . . . . . . . . . . . . .      450     6,480
Online Resources Corp.*. . . . . . . . . . . . . . . . . .      150     1,305
                                                                   ----------
                                                                        7,785
                                                                   ----------

IT SERVICES - 0.40%
The BISYS Group, Inc.*1. . . . . . . . . . . . . . . . . .      150     2,118
First Data Corp. . . . . . . . . . . . . . . . . . . . . .    3,275   124,548
                                                                   ----------
                                                                      126,666
                                                                   ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.57%
ATI Technologies, Inc.* (Canada) (Note 7). . . . . . . . .      300     4,440
Cabot Microelectronics Corp.*. . . . . . . . . . . . . . .      300     8,637




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                               VALUE
PRO-BLENDR CONSERVATIVE TERM SERIES                                  SHARES   (NOTE 2)
-------------------------------------------------------------------  -------  ---------
INFORMATION TECHNOLOGY (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
Cymer, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .      100  $  2,479
Exar Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .      375     4,759
Mindspeed Technologies, Inc.* . . . . . . . . . . . . . . . . . . .      600       816
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)    1,127     9,703
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . . . .    5,675   141,648
Zoran Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .      775     8,199
                                                                            ----------
                                                                               180,681
                                                                            ----------

SOFTWARE - 0.39%
Amdocs Ltd.* (Guernsey) (Note 7). . . . . . . . . . . . . . . . . .      400    10,684
Blackbaud, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .      750     9,788
Business Objects S.A. - ADR* (France) (Note 7). . . . . . . . . . .      550    14,196
F-Secure Oyj* (Finland) (Note 7). . . . . . . . . . . . . . . . . .      600     1,467
Opsware, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . .      450     2,151
SAP AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . . .       25     3,906
SAP AG - ADR (Germany) (Note 7) . . . . . . . . . . . . . . . . . .      125     4,929
Secure Computing Corp.* . . . . . . . . . . . . . . . . . . . . . .      250     2,213
Synopsys, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . .    3,825    62,883
Verity, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,175     9,635
                                                                            ----------
                                                                               121,852
                                                                            ----------
TOTAL INFORMATION TECHNOLOGY. . . . . . . . . . . . . . . . . . . .            662,944
                                                                            ----------

MATERIALS - 1.36%
CHEMICALS - 1.19%
Air Liquide S.A. (France) (Note 7). . . . . . . . . . . . . . . . .       27     4,795
Bayer AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . .      175     5,736
Engelhard Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .    4,200   128,646
Lanxess* (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . .       17       350
Lonza Group AG (Switzerland) (Note 7) . . . . . . . . . . . . . . .    2,325   139,379
Minerals Technologies, Inc. . . . . . . . . . . . . . . . . . . . .    1,500    97,980
                                                                            ----------
                                                                               376,886
                                                                            ----------

PAPER & FOREST PRODUCTS - 0.17%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7) . . . . . . . . . . .    1,525    46,817
Sappi Ltd. - ADR (South Africa) (Note 7). . . . . . . . . . . . . .      625     6,238
                                                                            ----------
                                                                                53,055
                                                                            ----------
TOTAL MATERIALS . . . . . . . . . . . . . . . . . . . . . . . . . .            429,941
                                                                            ----------

TELECOMMUNICATION SERVICES - 1.15%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.04%
CT Communications, Inc. . . . . . . . . . . . . . . . . . . . . . .       50       574
D&E Communications, Inc.. . . . . . . . . . . . . . . . . . . . . .       25       208




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                          SHARES/         VALUE
PRO-BLENDR CONSERVATIVE TERM SERIES                                  PRINCIPAL AMOUNT   (NOTE 2)
-------------------------------------------------------------------  -----------------  ---------
TELECOMMUNICATION SERVICES (continued)
DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
Deutsche Telekom AG (Germany) (Note 7). . . . . . . . . . . . . . .                150  $  2,799
Philippine Long Distance Telephone Co. (Philippines) (Note 7) . . .                100     2,552
Telecom Italia S.p.A. (Italy) (Note 7). . . . . . . . . . . . . . .              1,732     5,835
                                                                                      ----------
                                                                                          11,968
                                                                                      ----------

WIRELESS TELECOMMUNICATION SERVICES - 1.11%
Globe Telecom, Inc. (Philippines) (Note 7). . . . . . . . . . . . .                150     2,247
NTT DoCoMo, Inc. (Japan) (Note 7) . . . . . . . . . . . . . . . . .                  2     3,091
Vodafone Group plc - ADR (United Kingdom) (Note 7). . . . . . . . .             13,250   346,355
                                                                                      ----------
                                                                                         351,693
                                                                                      ----------
TOTAL TELECOMMUNICATION SERVICES. . . . . . . . . . . . . . . . . .                      363,661
                                                                                      ----------

UTILITIES - 1.33%
ELECTRIC UTILITIES - 0.82%
Allegheny Energy, Inc.* . . . . . . . . . . . . . . . . . . . . . .             10,175   248,677
E.ON AG (Germany) (Note 7). . . . . . . . . . . . . . . . . . . . .                100     8,398
Westar Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . .                100     2,290
                                                                                      ----------
                                                                                         259,365
                                                                                      ----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.49%
NRG Energy, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .              5,025   156,277
                                                                                      ----------

MULTI-UTILITIES - 0.02%
Aquila, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,400     4,816
National Grid Transco plc (United Kingdom) (Note 7) . . . . . . . .                200     1,965
                                                                                      ----------
                                                                                           6,781
                                                                                      ----------
TOTAL UTILITIES . . . . . . . . . . . . . . . . . . . . . . . . . .                      422,423
                                                                                      ----------

TOTAL COMMON STOCKS
(Identified Cost $7,874,552). . . . . . . . . . . . . . . . . . . .                    8,800,303
                                                                                      ----------

CORPORATE BONDS - 0.88%
CONSUMER DISCRETIONARY - 0.26%
MEDIA - 0.17%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011.  $          25,000    27,464
Comcast Cable Communications, Inc., 6.75%, 1/30/2011. . . . . . . .             25,000    27,440
                                                                                      ----------
                                                                                          54,904
                                                                                      ----------

MULTILINE RETAIL - 0.09%
Target Corp., 5.875%, 3/1/2012. . . . . . . . . . . . . . . . . . .             25,000    26,801
                                                                                      ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                                                    VALUE
PRO-BLENDR CONSERVATIVE TERM SERIES                                                            PRINCIPAL AMOUNT    (NOTE 2)
---------------------------------------------------------------------------------------------  -----------------  ----------
TOTAL CONSUMER DISCRETIONARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $  81,705
                                                                                                                -----------

ENERGY - 0.10%
ENERGY EQUIPMENT & SERVICES - 0.10%
Transocean Sedco (now known as Transocean, Inc.), 6.625%, 4/15/2011 (Cayman Islands) (Note 7)  $          30,000     32,875
                                                                                                                -----------

FINANCIALS - 0.33%
COMMERCIAL BANKS - 0.33%
Bank of America Corp., 7.40%, 1/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . .             30,000     34,128
U.S. Bank National Association, 6.375%, 8/1/2011. . . . . . . . . . . . . . . . . . . . . . .             30,000     32,911
Wachovia Corp., 5.25%, 8/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             35,000     35,847
                                                                                                                -----------
TOTAL FINANCIALS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       102,886
                                                                                                                -----------

INDUSTRIALS - 0.11%
INDUSTRIAL CONGLOMERATES - 0.11%
General Electric Capital Corp., 6.75%, 3/15/2032. . . . . . . . . . . . . . . . . . . . . . .             30,000     35,802
                                                                                                                -----------

INFORMATION TECHNOLOGY - 0.08%
IT SERVICES - 0.08%
First Data Corp., 3.90%, 10/1/2009. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             25,000     24,531
                                                                                                                -----------

TOTAL CORPORATE BONDS
(Identified Cost $278,571). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       277,799
                                                                                                                -----------

U.S. TREASURY SECURITIES - 53.82%
U.S. TREASURY BONDS - 10.78%
U.S. Treasury Bond, 6.875%, 8/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . .            170,000    220,323
U.S. Treasury Bond, 5.50%, 8/15/2028. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,835,000  3,192,255
                                                                                                                -----------

TOTAL U.S. TREASURY BONDS
(Identified Cost $3,243,885). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     3,412,578
                                                                                                                -----------

U.S. TREASURY NOTES - 43.04%
U.S. Treasury Note, 6.50%, 5/15/2005. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            625,000    625,936
U.S. Treasury Note, 1.50%, 7/31/2005. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            600,000    597,961
U.S. Treasury Note, 1.625%, 9/30/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,600,000  1,590,688
U.S. Treasury Note, 1.875%, 12/31/2005. . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000    495,488
U.S. Treasury Note, 5.625%, 2/15/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,000     10,182
U.S. Treasury Note, 1.50%, 3/31/2006. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,700,000  2,654,859
U.S. Treasury Note, 7.00%, 7/15/2006. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             25,000     26,026
U.S. Treasury Note, 6.50%, 10/15/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . .             15,000     15,624
U.S. Treasury Note, 3.50%, 11/15/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . .            700,000    699,535
U.S. Treasury Note, 4.375%, 5/15/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000    507,051
U.S. Treasury Note, 6.625%, 5/15/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . .             35,000     37,028
U.S. Treasury Note, 3.25%, 8/15/2007. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,050,000  1,040,526
U.S. Treasury Note, 6.125%, 8/15/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . .             15,000     15,806
U.S. Treasury Note, 3.00%, 2/15/2008. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            400,000    392,344
U.S. Treasury Note, 5.50%, 2/15/2008. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             90,000     94,254




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                VALUE
PRO-BLENDR CONSERVATIVE TERM SERIES                       PRINCIPAL AMOUNT    (NOTE 2)
--------------------------------------------------------  -----------------  -----------
U.S. TREASURY NOTES (continued)
U.S. Treasury Note, 5.625%, 5/15/2008. . . . . . . . . .  $          10,000  $   10,535
U.S. Treasury Note, 3.25%, 8/15/2008 . . . . . . . . . .            300,000     295,160
Interest Stripped - Principal Payment, 2/15/2009 . . . .             17,000      14,742
U.S. Treasury Note, 3.50%, 11/15/2009. . . . . . . . . .          2,000,000   1,970,234
U.S. Treasury Note, 5.00%, 2/15/2011 . . . . . . . . . .          1,000,000   1,053,906
U.S. Treasury Note, 3.625%, 5/15/2013. . . . . . . . . .          1,525,000   1,483,241
                                                                           ------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $13,639,862). . . . . . . . . . . . . .                     13,631,126
                                                                           ------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $16,883,747). . . . . . . . . . . . . .                     17,043,704
                                                                           ------------

U.S. GOVERNMENT AGENCIES - 3.69%
MORTGAGE BACKED SECURITIES - 3.61%
Fannie Mae, TBA2, 5.00%, 6/1/2020. . . . . . . . . . . .             45,000      45,225
Fannie Mae, TBA2, 4.50%, 7/1/2020. . . . . . . . . . . .             55,000      54,209
Fannie Mae, TBA2, 5.00%, 7/1/2033. . . . . . . . . . . .            100,000      98,531
Fannie Mae, TBA2, 5.50%, 5/1/2035. . . . . . . . . . . .            155,000     156,453
Fannie Mae, TBA2, 6.00%, 5/1/2035. . . . . . . . . . . .             65,000      66,727
Fannie Mae, TBA2, 6.50%, 5/1/2035. . . . . . . . . . . .             50,000      51,984
Federal Home Loan Mortgage Corp., TBA2, 5.00%, 6/1/2020.             40,000      40,213
Federal Home Loan Mortgage Corp., TBA2, 4.50%, 7/1/2020.             60,000      59,138
Federal Home Loan Mortgage Corp., TBA2, 6.00%, 5/1/2035.             35,000      35,919
Federal Home Loan Mortgage Corp., TBA2, 5.00%, 6/1/2035.             70,000      69,169
Federal Home Loan Mortgage Corp., TBA2, 5.50%, 6/1/2035.             90,000      90,759
GNMA, TBA2, 5.50%, 5/15/2033 . . . . . . . . . . . . . .             45,000      45,759
GNMA, TBA2, 5.00%, 6/15/2033 . . . . . . . . . . . . . .             25,000      24,898
GNMA, TBA2, 6.00%, 5/1/2033. . . . . . . . . . . . . . .             25,000      25,773
GNMA, TBA2, 6.50%, 5/1/2035. . . . . . . . . . . . . . .             30,000      31,397
GNMA, Pool #365225, 9.00%, 11/15/2024. . . . . . . . . .              2,219       2,459
GNMA, Pool #398655, 6.50%, 5/15/2026 . . . . . . . . . .              3,517       3,684
GNMA, Pool #452826, 9.00%, 1/15/2028 . . . . . . . . . .              4,187       4,642
GNMA, Pool #460820, 6.00%, 6/15/2028 . . . . . . . . . .             16,650      17,184
GNMA, Pool #458983, 6.00%, 1/15/2029 . . . . . . . . . .             56,828      58,652
GNMA, Pool #530481, 8.00%, 8/15/2030 . . . . . . . . . .             28,950      31,346
GNMA, Pool #577796, 6.00%, 1/15/2032 . . . . . . . . . .            123,057     127,007
                                                                           ------------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $1,130,495) . . . . . . . . . . . . . .                      1,141,128
                                                                           ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                          PRINCIPAL AMOUNT/      VALUE
PRO-BLENDR CONSERVATIVE TERM SERIES                             SHARES         (NOTE 2)
--------------------------------------------------------  ------------------  -----------
OTHER AGENCIES - 0.08%
Fannie Mae, 5.25%, 1/15/2009 . . . . . . . . . . . . . .  $           15,000  $   15,572
Fannie Mae, 6.00%, 12/15/2005. . . . . . . . . . . . . .              10,000      10,155
                                                                            ------------

TOTAL OTHER AGENCIES
(Identified Cost $26,129). . . . . . . . . . . . . . . .                          25,727
                                                                            ------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $1,156,624) . . . . . . . . . . . . . .                       1,166,855
                                                                            ------------

SHORT-TERM INVESTMENTS - 13.28%
Dreyfus Treasury Cash Management - Institutional Shares.             220,201     220,201
Fannie Mae Discount Note, 6/6/2005 . . . . . . . . . . .  $        1,500,000   1,495,740
Federal Home Loan Bank Discount Note, 6/15/2005. . . . .              85,000      84,706
Federal Home Loan Bank Discount Note, 6/16/2005. . . . .           1,200,000   1,195,676
Federal Home Loan Bank Discount Note, 7/18/2005. . . . .             115,000     114,282
U.S. Treasury Bill, 6/16/2005. . . . . . . . . . . . . .           1,100,000   1,096,318
                                                                            ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,206,906) . . . . . . . . . . . . . .                       4,206,923
                                                                            ------------

TOTAL INVESTMENTS - 99.46%
(Identified Cost $30,400,400). . . . . . . . . . . . . .                      31,495,584

OTHER ASSETS, LESS LIABILITIES - 0.54% . . . . . . . . .                         172,037
                                                                            ------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                    $ 31,667,621
                                                                            ============




*Non-income  producing  security
**Less  than  0.01%
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
2Security purchased on a forward commitment or when-issued basis. TBA - to be announced.
ADR  -  American  Depository  Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement of Assets and Liabilities - Pro-BlendR Conservative Term Series (unaudited)


April  30,  2005




ASSETS:
Investments, at value (identified cost $30,400,400) (Note 2) .  $31,495,584
Foreign currency, at value (cost $763) . . . . . . . . . . . .          761
Receivable for securities sold . . . . . . . . . . . . . . . .    1,378,269
Interest receivable. . . . . . . . . . . . . . . . . . . . . .      175,142
Receivable for fund shares sold. . . . . . . . . . . . . . . .       51,338
Dividends receivable . . . . . . . . . . . . . . . . . . . . .        8,382
Foreign tax reclaims receivable. . . . . . . . . . . . . . . .        3,383
                                                                -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .   33,112,859
                                                                -----------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . .       13,271
Accrued fund accounting and transfer agent fees (Note 3) . . .        4,729
Accrued chief compliance officer services (Note 3) . . . . . .          600
Payable for securities purchased . . . . . . . . . . . . . . .    1,403,011
Audit fees payable . . . . . . . . . . . . . . . . . . . . . .       16,036
Payable for fund shares repurchased. . . . . . . . . . . . . .        5,075
Other payables and accrued expenses. . . . . . . . . . . . . .        2,516
                                                                -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . .    1,445,238
                                                                -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $31,667,621
                                                                ===========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . .  $    27,220
Additional paid-in-capital . . . . . . . . . . . . . . . . . .   29,755,057
Undistributed net investment income. . . . . . . . . . . . . .      202,502
Accumulated net realized gain on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . . .      587,580
Net unrealized appreciation on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . . .    1,095,262
                                                                -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $31,667,621
                                                                ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($31,667,621/2,721,940 shares) . . .  $     11.63
                                                                ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Pro-BlendR Conservative  Term  Series  (unaudited)


For  the  Six  Months  Ended  April  30,  2005




INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . . .  $328,402
Dividends (net of foreign tax withheld, $4,709) . . . .    77,470
                                                         ---------

Total Investment Income . . . . . . . . . . . . . . . .   405,872
                                                         ---------

EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . . .   120,493
Fund accounting and transfer agent fees (Note 3). . . .    24,647
Directors' fees (Note 3). . . . . . . . . . . . . . . .     3,352
Chief compliance officer services (Note 3). . . . . . .     2,343
Audit fees. . . . . . . . . . . . . . . . . . . . . . .    12,978
Registration and filing fees. . . . . . . . . . . . . .     9,993
Custodian fees. . . . . . . . . . . . . . . . . . . . .     6,154
Miscellaneous . . . . . . . . . . . . . . . . . . . . .     4,351
                                                         ---------

Total Expenses. . . . . . . . . . . . . . . . . . . . .   184,311
Less reduction of expenses (Note 3) . . . . . . . . . .   (33,469)
                                                         ---------

Net Expenses. . . . . . . . . . . . . . . . . . . . . .   150,842
                                                         ---------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . . .   255,030
                                                         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments . . . . . . . . . . . . . . . . . . . . . .   620,128
Foreign currency and other assets and liabilities . . .       (61)
                                                         ---------

                                                          620,067
                                                         ---------

Net change in unrealized appreciation on -
Investments . . . . . . . . . . . . . . . . . . . . . .   (80,392)
Foreign currency and other assets and liabilities . . .        (2)
                                                         ---------

                                                          (80,394)
                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.   539,673
                                                         ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS. .  $794,703
                                                         =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements of Changes in Net Assets  -  Pro-BlendR Conservative Term Series




                                                            FOR THE SIX
                                                            MONTHS ENDED     FOR THE
                                                              4/30/05       YEAR ENDED
                                                             (UNAUDITED)    10/31/04
                                                           -------------  --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . .  $     255,030   $   407,718
Net realized gain on investments. . . . . . . . . . . . .        620,067       215,957
Net change in unrealized appreciation on investments. . .        (80,394)      686,553
                                                           --------------  ------------

Net increase from operations. . . . . . . . . . . . . . .        794,703     1,310,228
                                                           --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income. . . . . . . . . . . . . . . .       (325,022)     (316,566)
From net realized gain on investments . . . . . . . . . .       (234,753)     (478,056)
                                                           --------------  ------------

Total distributions to shareholders . . . . . . . . . . .       (559,775)     (794,622)
                                                           --------------  ------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5) . .      4,588,491     6,337,844
                                                           --------------  ------------

Net increase in net assets. . . . . . . . . . . . . . . .      4,823,419     6,853,450

NET ASSETS:

Beginning of period . . . . . . . . . . . . . . . . . . .     26,844,202    19,990,752
                                                           --------------  ------------

END OF PERIOD (including undistributed net
investment income of $202,502 and $272,494, respectively)  $  31,667,621   $26,844,202
                                                           ==============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Pro-BlendR Conservative  Term  Series




                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                       4/30/05                              FOR THE YEARS ENDED
                                                     (UNAUDITED)        10/31/04           10/31/03     10/31/02    10/31/01
                                                    --------------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $       11.54   $              11.32   $   10.95   $   11.34   $   11.16
                                                    --------------  ---------------------  ----------  ----------  ----------

Income from investment operations:
Net investment income. . . . . . . . . . . . . . .           0.08                   0.18        0.17       0.302        0.46
Net realized and unrealized gain on investments. .           0.23                   0.48        0.45       0.152        0.51
                                                    --------------  ---------------------  ----------  ----------  ----------

Total from investment operations . . . . . . . . .           0.31                   0.66        0.62        0.45        0.97
                                                    --------------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . .          (0.13)                 (0.17)      (0.21)      (0.41)      (0.48)
From net realized gain on investments. . . . . . .          (0.09)                 (0.27)      (0.04)      (0.43)      (0.31)
                                                    --------------  ---------------------  ----------  ----------  ----------

Total distributions to shareholders. . . . . . . .          (0.22)                 (0.44)      (0.25)      (0.84)      (0.79)
                                                    --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $       11.63   $              11.54   $   11.32   $   10.95   $   11.34
                                                    ==============  =====================  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . . . . . .           2.66%                  5.93%       5.75%       4.35%       9.09%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .         1.00%3                   1.00%       1.00%       1.00%       1.00%
Net investment income. . . . . . . . . . . . . . .         1.69%3                   1.77%       1.90%     2.95%2        3.84%

Portfolio turnover . . . . . . . . . . . . . . . .             29%                    25%         40%         55%         42%

NET ASSETS - END OF PERIOD (000's omitted) . . . .  $      31,668   $             26,844   $  19,991   $  12,195   $   4,233
                                                    ==============  =====================  ==========  ==========  ==========



                                                   FOR THE
                                                   YEAR ENDED
                                                   10/31/00
                                                  -----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $10.62
                                                    -------

Income from investment operations:
Net investment income. . . . . . . . . . . . . . .    0.46
Net realized and unrealized gain on investments. .    0.62
                                                    -------

Total from investment operations . . . . . . . . .    1.08
                                                    -------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . .   (0.44)
From net realized gain on investments. . . . . . .   (0.10)
                                                    -------

Total distributions to shareholders. . . . . . . .   (0.54)
                                                    -------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $11.16
                                                    =======

Total return1. . . . . . . . . . . . . . . . . . .   10.62%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .    1.00%
Net investment income. . . . . . . . . . . . . . .    4.13%

Portfolio turnover . . . . . . . . . . . . . . . .      33%

NET ASSETS - END OF PERIOD (000's omitted) . . . .  $4,838
                                                    =======




*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



0.22%3  0.32%  0.82%  1.84%  2.00%  1.23%




1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2The Series adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies, which requires the Series to amortize premium and accrete discount on all debt securities (see Note 2 to the financial statements). The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain (loss) on investments per share by $0.01, and increase the net investment income ratio from 2.80% to 2.95%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
3Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  -  Pro-BlendR Moderate  Term  Series  (unaudited)




                                                                     Average Annual Total Returns
                                                                          As of April 30, 2005
                                                       --------------------------------------------------------

                                                                    One               Five    Ten      Since
                                                                   Year               Year   Year   Inception1
                                                       -----------------------------  -----  -----  -----------
Exeter Fund, Inc. - Pro-BlendR  Moderate Term Series2                          8.60%  6.62%  8.24%        7.79%

Lehman Brothers Intermediate U.S. Government/Credit
Bond Index3 . . . . . . . . . . . . . . . . . . . . .                          3.27%  7.00%  6.59%        6.01%

40%/60% Blended Index3. . . . . . . . . . . . . . . .                          4.58%  3.28%  8.39%        8.01%




The following graph compares the value of a $10,000 investment in the Exeter Fund, Inc. - Pro-BlendR Moderate Term Series from its inception1 (9/15/93) to present (4/30/05) to the Lehman Brothers Intermediate U.S. Government/Credit Bond Index and a 40%/60% Blended Index.


Data  for  line  graph  to  follow:



             Exeter Fund, Inc.            Lehman Brothers Intermediate
Date  Pro-BlendR  Moderate Term Series  U.S. Government/Credit Bond Index  40%/60% Blended Index
----  --------------------------------  ---------------------------------  ---------------------

9/15/93                        $10,000                            $10,000                $10,000
12/31/93                        10,092                             10,032                 10,103
12/31/94                        10,012                              9,838                 10,045
12/31/95                        12,123                             11,347                 12,438
10/31/96                        12,806                             11,728                 13,503
10/31/97                        14,472                             12,606                 15,807
10/31/98                        15,383                             13,755                 18,139
10/31/99                        16,048                             13,891                 20,037
10/31/00                        18,634                             14,788                 21,358
10/31/01                        19,304                             16,896                 20,754
10/31/02                        18,662                             17,867                 20,262
10/31/03                        20,878                             18,837                 22,626
10/31/04                        22,707                             19,652                 24,073
4/30/05                         23,909                             19,658                 24,407



1Performance numbers for the Series are calculated from September 15, 1993, the Series' inception date. The Lehman Brothers Intermediate U.S. Government/Credit Bond Index only publishes month-end numbers; therefore, performance numbers for the indices are calculated from September 30, 1993.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is a market value weighted measure of over 2,000 corporate and government investment grade securities with maturities greater than one year but less than ten years. The 40%/60% Blended Index is 40% Standard & Poor's (S&P) 500 Total Return Index and 60% Lehman Brothers Intermediate U.S. Government/Credit Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Shareholder  Expense  Example  -  Pro-BlendR Moderate  Term  Series  (unaudited)


As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               BEGINNING         ENDING       EXPENSES PAID
                             ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                11/1/04         4/30/05      11/1/04-4/30/05
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,052.90  $           6.11
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,018.84  $           6.01



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year; therefore, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights. The Series' total return would have been lower had certain expenses not been waived during the period.

Portfolio  Composition  -  Pro-BlendR Moderate  Term  Series  (unaudited)


As  of  April  30,  2005


Data  for  pie  chart  to  follow:



ASSET ALLOCATION*
Cash, short-term investments, and liabilities, less other assets  15.28%
Common Stocks. . . . . . . . . . . . . . . . . . . . . . . . . .  50.95%
U.S. Government Agencies . . . . . . . . . . . . . . . . . . . .   5.24%
U.S. Treasury Bonds1 . . . . . . . . . . . . . . . . . . . . . .   8.42%
U.S. Treasury Notes2 . . . . . . . . . . . . . . . . . . . . . .  16.19%
Corporate Bonds. . . . . . . . . . . . . . . . . . . . . . . . .   3.92%




*As  a  percentage  of  net  assets.
1A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
2A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.




SECTOR ALLOCATION*
Consumer Discretionary . .  9.29%
Consumer Staples . . . . .  6.57%
Energy . . . . . . . . . .  5.87%
Financials . . . . . . . .  5.47%
Health Care. . . . . . . .  9.48%
Industrials. . . . . . . .  4.06%
Information Technology . .  4.07%
Materials. . . . . . . . .  2.25%
Telecommunication Services  2.35%
Utilities. . . . . . . . .  2.58%




*Including Common Stocks and Corporate Bonds, as a percentage of total investments.




TOP TEN STOCK HOLDINGS*
WebMD Corp. . . . . . . . . . . . . . . .  2.05%
Nestle S.A. (Switzerland) . . . . . . . .  1.91%
Unilever plc - ADR (United Kingdom) . . .  1.91%
Schering-Plough Corp. . . . . . . . . . .  1.90%
Vodafone Group plc - ADR (United Kingdom)  1.84%
Schlumberger Ltd. . . . . . . . . . . . .  1.56%
Time Warner, Inc. . . . . . . . . . . . .  1.48%
Novartis AG - ADR (Switzerland) . . . . .  1.46%
Allegheny Energy, Inc.. . . . . . . . . .  1.33%
Cisco Systems, Inc. . . . . . . . . . . .  1.07%




*As  a  percentage  of  total  investments.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                         VALUE
PRO-BLENDR MODERATE TERM SERIES                              SHARES     (NOTE 2)
----------------------------------------------------------  ---------  -----------

COMMON STOCKS - 50.95%
CONSUMER DISCRETIONARY - 9.00%
AUTOMOBILES - 0.01%
Bayerische Motoren Werke AG (BMW) (Germany) (Note 7) . . .        250  $   10,528
                                                                     ------------

DIVERSIFIED CONSUMER SERVICES - 1.05%
Weight Watchers International, Inc.* . . . . . . . . . . .     29,000   1,210,750
                                                                     ------------

HOTELS, RESTAURANTS & LEISURE - 0.97%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . . .     20,425     998,374
Club Mediterranee S.A.* (France) (Note 7). . . . . . . . .      2,100      99,189
Shangri-La Asia Ltd. (Hong Kong) (Note 7). . . . . . . . .     17,000      25,953
                                                                     ------------
                                                                        1,123,516
                                                                     ------------

HOUSEHOLD DURABLES - 0.15%
Corporacion GEO S.A. de C.V. - Series B* (Mexico) (Note 7)     12,125      25,279
Hunter Douglas N.V. (Netherlands) (Note 7) . . . . . . . .        775      37,064
Interface, Inc. - Class A* . . . . . . . . . . . . . . . .      5,675      34,050
Libbey, Inc. . . . . . . . . . . . . . . . . . . . . . . .        275       4,821
Sony Corp. - ADR (Japan) (Note 7). . . . . . . . . . . . .      1,850      67,913
                                                                     ------------
                                                                          169,127
                                                                     ------------

INTERNET & CATALOG RETAIL - 0.02%
IAC/InterActiveCorp* . . . . . . . . . . . . . . . . . . .      1,200      26,088
                                                                     ------------

LEISURE EQUIPMENT & PRODUCTS - 0.06%
Callaway Golf Co.. . . . . . . . . . . . . . . . . . . . .        475       5,120
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . .      1,350      25,542
K2, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .        525       6,678
Sega Sammy Holdings, Inc. (Japan) (Note 7) . . . . . . . .        600      35,314
                                                                     ------------
                                                                           72,654
                                                                     ------------

MEDIA - 4.27%
Acme Communications, Inc.* . . . . . . . . . . . . . . . .      6,500      26,786
Belo Corp. - Class A . . . . . . . . . . . . . . . . . . .      1,425      33,388
Cablevision Systems Corp. - Class A* . . . . . . . . . . .     40,700   1,056,165
Harris Interactive, Inc.*. . . . . . . . . . . . . . . . .     10,700      44,512
Impresa S.A. (SGPS)* (Portugal) (Note 7) . . . . . . . . .      4,825      34,216
Media Capital S.A. (SGPS)* (Portugal) (Note 7) . . . . . .      5,125      35,882
News Corp. - Class A . . . . . . . . . . . . . . . . . . .      3,175      48,514
Pearson plc (United Kingdom) (Note 7). . . . . . . . . . .     67,700     820,410
PT Multimedia S.A. (SGPS)* (Portugal) (Note 7) . . . . . .      1,100      26,021
Reed Elsevier plc - ADR (United Kingdom) (Note 7). . . . .      1,650      65,142
The E.W. Scripps Co. - Class A . . . . . . . . . . . . . .     16,225     826,339




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                          VALUE
PRO-BLENDR MODERATE TERM SERIES                              SHARES     (NOTE 2)
---------------------------------------------------------  ----------  -----------
CONSUMER DISCRETIONARY (continued)
MEDIA (continued)
Time Warner, Inc.*. . . . . . . . . . . . . . . . . . . .     107,525  $1,807,495
VNU N.V. (Netherlands) (Note 7) . . . . . . . . . . . . .       2,535      70,993
Wolters Kluwer N.V. (Netherlands) (Note 7). . . . . . . .       2,200      38,932
                                                                     ------------
                                                                        4,934,795
                                                                     ------------

MULTILINE RETAIL - 0.02%
Don Quijote Co. Ltd. (Japan) (Note 7) . . . . . . . . . .         300      18,315
                                                                     ------------

SPECIALTY RETAIL - 2.43%
Build-A-Bear-Workshop, Inc.*. . . . . . . . . . . . . . .       1,450      38,874
Douglas Holding AG (Germany) (Note 7) . . . . . . . . . .       2,250      75,782
Foot Locker, Inc. . . . . . . . . . . . . . . . . . . . .         750      19,995
KOMERI Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . .         600      15,196
Office Depot, Inc.* . . . . . . . . . . . . . . . . . . .      38,600     755,788
RadioShack Corp.. . . . . . . . . . . . . . . . . . . . .      41,975   1,048,116
Staples, Inc. . . . . . . . . . . . . . . . . . . . . . .      44,662     851,704
                                                                     ------------
                                                                        2,805,455
                                                                     ------------

TEXTILES, APPAREL & LUXURY GOODS - 0.02%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)         400      28,057
                                                                     ------------
TOTAL CONSUMER DISCRETIONARY. . . . . . . . . . . . . . .              10,399,285
                                                                     ------------

CONSUMER STAPLES - 6.79%
BEVERAGES - 0.81%
The Coca-Cola Co. . . . . . . . . . . . . . . . . . . . .      20,425     887,262
Diageo plc (United Kingdom) (Note 7). . . . . . . . . . .       1,175      17,356
Grupo Modelo S.A. de C.V. - Series C (Mexico) (Note 7). .       6,025      17,174
Scottish & Newcastle plc (United Kingdom) (Note 7). . . .       2,050      17,732
                                                                     ------------
                                                                          939,524
                                                                     ------------

FOOD & STAPLES RETAILING - 0.94%
Carrefour S.A. (France) (Note 7). . . . . . . . . . . . .      20,750   1,001,448
Metro AG (Germany) (Note 7) . . . . . . . . . . . . . . .         325      17,212
Pathmark Stores, Inc.*. . . . . . . . . . . . . . . . . .       5,675      43,811
Tesco plc (United Kingdom) (Note 7) . . . . . . . . . . .       3,400      19,985
                                                                     ------------
                                                                        1,082,456
                                                                     ------------

FOOD PRODUCTS - 4.13%
Cadbury Schweppes plc (United Kingdom) (Note 7) . . . . .       7,050      70,635
Groupe Danone (France) (Note 7) . . . . . . . . . . . . .         200      18,636
The Hain Celestial Group, Inc.* . . . . . . . . . . . . .       1,175      20,856




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                              VALUE
PRO-BLENDR MODERATE TERM SERIES                                   SHARES     (NOTE 2)
---------------------------------------------------------------  ---------  -----------
CONSUMER STAPLES (continued)
FOOD PRODUCTS (continued)
Nestle S.A. (Switzerland) (Note 7). . . . . . . . . . . . . . .      8,900  $2,330,740
Unilever plc - ADR (United Kingdom) (Note 7). . . . . . . . . .     60,673   2,327,416
                                                                          ------------
                                                                             4,768,283
                                                                          ------------

HOUSEHOLD PRODUCTS - 0.15%
Henkel KgaA (Germany) (Note 7). . . . . . . . . . . . . . . . .        325      27,899
Kao Corp. (Japan) (Note 7). . . . . . . . . . . . . . . . . . .      1,000      23,133
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7) .      6,975      99,068
Reckitt Benckiser plc (United Kingdom) (Note 7) . . . . . . . .        575      18,578
                                                                          ------------
                                                                               168,678
                                                                          ------------

PERSONAL PRODUCTS - 0.76%
Clarins S.A. (France) (Note 7). . . . . . . . . . . . . . . . .      1,500      90,251
The Estee Lauder Companies, Inc. - Class A. . . . . . . . . . .     19,525     749,955
Shiseido Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . . . .      3,000      38,233
                                                                          ------------
                                                                               878,439
                                                                          ------------
TOTAL CONSUMER STAPLES. . . . . . . . . . . . . . . . . . . . .              7,837,380
                                                                          ------------

ENERGY - 5.89%
ENERGY EQUIPMENT & SERVICES - 4.56%
Abbot Group plc (United Kingdom) (Note 7) . . . . . . . . . . .     17,525      70,903
Atwood Oceanics, Inc.*. . . . . . . . . . . . . . . . . . . . .        450      25,681
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . . . . .     16,775     740,113
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7)        750      58,880
Cooper Cameron Corp.* . . . . . . . . . . . . . . . . . . . . .      9,900     543,906
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . . .      1,475      56,699
National-Oilwell Varco, Inc.* . . . . . . . . . . . . . . . . .      7,614     302,580
Pride International, Inc.*. . . . . . . . . . . . . . . . . . .      4,225      94,218
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . .     27,800   1,901,798
Smedvig ASA - Class A (Norway) (Note 7) . . . . . . . . . . . .      2,950      51,520
Transocean, Inc.* . . . . . . . . . . . . . . . . . . . . . . .     12,175     564,555
Weatherford International Ltd.* . . . . . . . . . . . . . . . .     16,400     855,260
                                                                          ------------
                                                                             5,266,113
                                                                          ------------

OIL, GAS & CONSUMABLE FUELS - 1.33%
Amerada Hess Corp.. . . . . . . . . . . . . . . . . . . . . . .     13,450   1,259,592
BP plc (United Kingdom) (Note 7). . . . . . . . . . . . . . . .      1,775      18,089
Eni S.p.A. (Italy) (Note 7) . . . . . . . . . . . . . . . . . .      3,475      87,255
Forest Oil Corp.* . . . . . . . . . . . . . . . . . . . . . . .      1,700      65,501
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7). .      1,350      49,612
Shell Transport & Trading Co. plc (United Kingdom) (Note 7) . .      2,200      19,712




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                VALUE
PRO-BLENDR MODERATE TERM SERIES                                      SHARES    (NOTE 2)
------------------------------------------------------------------  ---------  ---------
ENERGY (continued)
OIL, GAS & CONSUMABLE FUELS (continued)
Total S.A. (France) (Note 7) . . . . . . . . . . . . . . . . . . .        175  $ 38,851
                                                                             ----------
                                                                              1,538,612
                                                                             ----------
TOTAL ENERGY . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,804,725
                                                                             ----------

FINANCIALS - 4.78%
CAPITAL MARKETS - 1.41%
The Bank of New York Co., Inc. . . . . . . . . . . . . . . . . . .     29,650   828,421
Deutsche Bank AG (Germany) (Note 7). . . . . . . . . . . . . . . .        925    75,417
SEI Investments Co.. . . . . . . . . . . . . . . . . . . . . . . .     22,200   728,382
                                                                             ----------
                                                                              1,632,220
                                                                             ----------

COMMERCIAL BANKS - 2.48%
Banca Intesa S.p.A. (Italy) (Note 7) . . . . . . . . . . . . . . .      6,423    30,482
Banco BPI S.A. (Portugal) (Note 7) . . . . . . . . . . . . . . . .      5,475    21,985
Banco Espirito Santo S.A. (BES) (Portugal) (Note 7). . . . . . . .        975    16,438
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany) (Note 7)      2,450    58,018
BNP Paribas S.A. (France) (Note 7) . . . . . . . . . . . . . . . .        350    22,928
Commerzbank AG* (Germany) (Note 7) . . . . . . . . . . . . . . . .      2,425    52,807
Metropolitan Bank & Trust Co. (Philippines) (Note 7) . . . . . . .     75,325    43,875
PNC Financial Services Group, Inc. . . . . . . . . . . . . . . . .     17,100   910,233
Societe Generale (France) (Note 7) . . . . . . . . . . . . . . . .        150    14,846
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . .     28,175   786,082
UniCredito Italiano S.p.A. (Italy) (Note 7). . . . . . . . . . . .      6,225    34,690
Wachovia Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .     16,925   866,222
                                                                             ----------
                                                                              2,858,606
                                                                             ----------

CONSUMER FINANCE - 0.02%
MoneyGram International, Inc.. . . . . . . . . . . . . . . . . . .        725    14,065
Takefuji Corp. (Japan) (Note 7). . . . . . . . . . . . . . . . . .        230    14,568
                                                                             ----------
                                                                                 28,633
                                                                             ----------

DIVERSIFIED FINANCIAL SERVICES - 0.72%
ING Groep N.V. (Netherlands) (Note 7). . . . . . . . . . . . . . .      1,350    36,660
Principal Financial Group, Inc.. . . . . . . . . . . . . . . . . .     20,450   799,186
                                                                             ----------
                                                                                835,846
                                                                             ----------

INSURANCE - 0.09%
Allianz AG (Germany) (Note 7). . . . . . . . . . . . . . . . . . .        150    17,809
Assicurazioni Generali S.p.A. (Italy) (Note 7) . . . . . . . . . .      1,100    33,680
Axa (France) (Note 7). . . . . . . . . . . . . . . . . . . . . . .      1,400    34,216
Muenchener Rueckver AG (Germany) (Note 7). . . . . . . . . . . . .        150    16,405
                                                                             ----------
                                                                                102,110
                                                                             ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                             VALUE
PRO-BLENDR MODERATE TERM SERIES                  SHARES     (NOTE 2)
----------------------------------------------  ---------  -----------
FINANCIALS (continued)
REAL ESTATE - 0.04%
SM Prime Holdings, Inc. (Philippines) (Note 7)    307,275  $   42,046
                                                         ------------

THRIFTS & MORTGAGE FINANCE - 0.02%
Flagstar Bancorp, Inc. . . . . . . . . . . . .      1,050      19,992
                                                         ------------
TOTAL FINANCIALS . . . . . . . . . . . . . . .              5,519,453
                                                         ------------

HEALTH CARE - 9.85%
BIOTECHNOLOGY - 0.40%
BioMarin Pharmaceutical, Inc.* . . . . . . . .     13,725      81,389
Caliper Life Sciences, Inc.* . . . . . . . . .      6,475      37,490
Chiron Corp.*. . . . . . . . . . . . . . . . .      3,425     116,964
Diversa Corp.* . . . . . . . . . . . . . . . .     11,000      57,750
Millennium Pharmaceuticals, Inc.*. . . . . . .     10,900      95,484
Neurocrine Biosciences, Inc.*. . . . . . . . .        850      29,716
Xenogen Corp.* . . . . . . . . . . . . . . . .     10,325      46,049
                                                         ------------
                                                              464,842
                                                         ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.35%
Advanced Neuromodulation Systems, Inc.*. . . .      3,350     100,868
Conceptus, Inc.* . . . . . . . . . . . . . . .      7,925      48,422
DENTSPLY International, Inc. . . . . . . . . .      1,875     102,488
Millipore Corp.* . . . . . . . . . . . . . . .        800      38,576
Thermo Electron Corp.* . . . . . . . . . . . .      1,925      48,086
Varian, Inc.*. . . . . . . . . . . . . . . . .      1,300      43,121
Viasys Healthcare, Inc.* . . . . . . . . . . .      1,025      21,771
                                                         ------------
                                                              403,332
                                                         ------------

HEALTH CARE PROVIDERS & SERVICES - 2.97%
Allscripts Healthcare Solutions, Inc.* . . . .      6,900      90,321
American Healthways, Inc.* . . . . . . . . . .        975      36,416
AmerisourceBergen Corp.. . . . . . . . . . . .      1,325      81,196
AMN Healthcare Services, Inc.* . . . . . . . .      5,825      86,035
Cross Country Healthcare, Inc.*. . . . . . . .      5,650      91,021
Eclipsys Corp.*. . . . . . . . . . . . . . . .      5,800      78,358
Express Scripts, Inc.* . . . . . . . . . . . .      1,200     107,568
HCA, Inc.. . . . . . . . . . . . . . . . . . .      1,150      64,216
McKesson Corp. . . . . . . . . . . . . . . . .      2,175      80,475
Omnicell, Inc.*. . . . . . . . . . . . . . . .     22,550     138,682
Triad Hospitals, Inc.* . . . . . . . . . . . .      1,650      84,563
WebMD Corp.* . . . . . . . . . . . . . . . . .    262,700   2,495,650
                                                         ------------
                                                            3,434,501
                                                         ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                        VALUE
PRO-BLENDR MODERATE TERM SERIES                                             SHARES     (NOTE 2)
------------------------------------------------------------------------  ----------  -----------
HEALTH CARE (continued)
PHARMACEUTICALS - 6.13%
AstraZeneca plc (United Kingdom) (Note 7). . . . . . . . . . . . . . . .         350  $   15,236
AstraZeneca plc - ADR (United Kingdom) (Note 7). . . . . . . . . . . . .         825      36,259
Bristol-Myers Squibb Co. . . . . . . . . . . . . . . . . . . . . . . . .       2,600      67,600
GlaxoSmithKline plc (United Kingdom) (Note 7). . . . . . . . . . . . . .       6,175     154,611
GlaxoSmithKline plc - ADR (United Kingdom) (Note 7). . . . . . . . . . .      25,250   1,276,387
Merck & Co., Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,000      67,800
Novartis AG - ADR (Switzerland) (Note 7) . . . . . . . . . . . . . . . .      36,600   1,783,518
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      32,675     887,780
Roche Holding AG - ADR (Switzerland) (Note 7). . . . . . . . . . . . . .         600      36,188
Sanofi-Aventis (France) (Note 7) . . . . . . . . . . . . . . . . . . . .         270      23,768
Sanofi-Aventis - ADR (France) (Note 7) . . . . . . . . . . . . . . . . .         775      34,387
Schering AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . . .       2,750     180,502
Schering-Plough Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .     111,000   2,316,570
Shire Pharmaceuticals Group plc (United Kingdom) (Note 7). . . . . . . .       1,750      18,251
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . .         400      19,498
Watson Pharmaceuticals, Inc.*. . . . . . . . . . . . . . . . . . . . . .       2,975      89,250
Wyeth. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,550      69,657
                                                                                    ------------
                                                                                       7,077,262
                                                                                    ------------
TOTAL HEALTH CARE. . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,379,937
                                                                                    ------------

INDUSTRIALS - 3.58%
AEROSPACE & DEFENSE - 0.62%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)      24,975     720,279
                                                                                    ------------

AIRLINES - 0.81%
AirTran Holdings, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .       4,325      35,897
Deutsche Lufthansa AG* (Germany) (Note 7). . . . . . . . . . . . . . . .       1,575      20,270
JetBlue Airways Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .       1,025      20,551
Southwest Airlines Co. . . . . . . . . . . . . . . . . . . . . . . . . .      57,725     858,948
                                                                                    ------------
                                                                                         935,666
                                                                                    ------------

COMMERCIAL SERVICES & SUPPLIES - 0.22%
Aggreko plc (United Kingdom) (Note 7). . . . . . . . . . . . . . . . . .       4,650      16,173
BWT AG (Austria) (Note 7). . . . . . . . . . . . . . . . . . . . . . . .       1,000      31,197
Herman Miller, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .         875      25,025
Quebecor World, Inc. (Canada) (Note 7) . . . . . . . . . . . . . . . . .       1,975      43,687
Tomra Systems ASA (Norway) (Note 7). . . . . . . . . . . . . . . . . . .      38,675     141,519
                                                                                    ------------
                                                                                         257,601
                                                                                    ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                           VALUE
PRO-BLENDR MODERATE TERM SERIES                                SHARES     (NOTE 2)
------------------------------------------------------------  ---------  -----------
INDUSTRIALS (continued)
CONSTRUCTION & ENGINEERING - 0.12%
Hochtief AG (Germany) (Note 7) . . . . . . . . . . . . . . .        575  $   17,072
Infrasource Services, Inc.*. . . . . . . . . . . . . . . . .      1,550      15,577
Insituform Technologies, Inc. - Class A* . . . . . . . . . .      1,675      24,974
Koninklijke Boskalis Westminster N.V. (Netherlands) (Note 7)      2,208      80,448
                                                                       ------------
                                                                            138,071
                                                                       ------------

ELECTRICAL EQUIPMENT - 0.07%
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7) . . . .      2,200      28,286
Global Power Equipment Group, Inc.*. . . . . . . . . . . . .      2,675      24,235
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . . . .      4,150      23,033
                                                                       ------------
                                                                             75,554
                                                                       ------------

INDUSTRIAL CONGLOMERATES - 0.08%
Siemens AG (Germany) (Note 7). . . . . . . . . . . . . . . .        875      63,941
Sonae S.A. (SGPS) (Portugal) (Note 7). . . . . . . . . . . .     19,025      30,117
                                                                       ------------
                                                                             94,058
                                                                       ------------

MACHINERY - 0.80%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .     44,025     757,230
Albany International Corp. - Class A . . . . . . . . . . . .        775      24,304
FANUC Ltd. (Japan) (Note 7). . . . . . . . . . . . . . . . .        200      11,829
Gardner Denver, Inc.*. . . . . . . . . . . . . . . . . . . .        750      27,405
Lindsay Manufacturing Co.. . . . . . . . . . . . . . . . . .      1,000      18,660
MAN AG (Germany) (Note 7). . . . . . . . . . . . . . . . . .        950      39,822
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . .      1,950      39,000
                                                                       ------------
                                                                            918,250
                                                                       ------------

ROAD & RAIL - 0.86%
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .     24,775     994,221
                                                                       ------------
TOTAL INDUSTRIALS. . . . . . . . . . . . . . . . . . . . . .              4,133,700
                                                                       ------------

INFORMATION TECHNOLOGY - 4.19%
COMMUNICATIONS EQUIPMENT - 1.27%
Cisco Systems, Inc.* . . . . . . . . . . . . . . . . . . . .     75,400   1,302,912
Nokia Oyj - ADR (Finland) (Note 7) . . . . . . . . . . . . .      6,025      96,279
Polycom, Inc.* . . . . . . . . . . . . . . . . . . . . . . .      2,875      43,873
Scientific-Atlanta, Inc. . . . . . . . . . . . . . . . . . .        825      25,229
                                                                       ------------
                                                                          1,468,293
                                                                       ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                 VALUE
PRO-BLENDR MODERATE TERM SERIES                                       SHARES    (NOTE 2)
-------------------------------------------------------------------  ---------  ---------
INFORMATION TECHNOLOGY (continued)
COMPUTERS & PERIPHERALS - 0.07%
EMC Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,875  $ 37,720
Logitech International S.A. - ADR* (Switzerland) (Note 7) . . . . .        750    43,463
                                                                              ----------
                                                                                  81,183
                                                                              ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.14%
Digital Theater Systems, Inc. (DTS)*. . . . . . . . . . . . . . . .      2,250    38,025
KEYENCE Corp. (Japan) (Note 7). . . . . . . . . . . . . . . . . . .        100    22,131
Mabuchi Motor Co. Ltd. (Japan) (Note 7) . . . . . . . . . . . . . .        200    12,019
Mettler-Toledo International, Inc.* (Switzerland) (Note 7). . . . .      1,075    49,289
Solectron Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . .     10,625    35,063
                                                                              ----------
                                                                                 156,527
                                                                              ----------

INTERNET SOFTWARE & SERVICES - 0.04%
Blue Coat Systems, Inc.*. . . . . . . . . . . . . . . . . . . . . .      2,925    42,120
Online Resources Corp.* . . . . . . . . . . . . . . . . . . . . . .      1,000     8,700
                                                                              ----------
                                                                                  50,820
                                                                              ----------

IT SERVICES - 0.78%
The BISYS Group, Inc.*1 . . . . . . . . . . . . . . . . . . . . . .      1,325    18,709
First Data Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .     23,325   887,050
                                                                              ----------
                                                                                 905,759
                                                                              ----------

OFFICE ELECTRONICS - 0.05%
Canon, Inc. (Japan) (Note 7). . . . . . . . . . . . . . . . . . . .      1,000    52,275
                                                                              ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.11%
ATI Technologies, Inc.* (Canada) (Note 7) . . . . . . . . . . . . .      1,975    29,230
Cabot Microelectronics Corp.* . . . . . . . . . . . . . . . . . . .      2,125    61,179
Cymer, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,525    37,805
Exar Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,325    29,504
Mindspeed Technologies, Inc.* . . . . . . . . . . . . . . . . . . .      3,925     5,338
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)     10,297    88,657
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . . . .     39,250   979,680
Zoran Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,025    53,165
                                                                              ----------
                                                                               1,284,558
                                                                              ----------

SOFTWARE - 0.73%
Amdocs Ltd.* (Guernsey) (Note 7). . . . . . . . . . . . . . . . . .      2,825    75,456
Blackbaud, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .      4,575    59,704
Business Objects S.A. - ADR* (France) (Note 7). . . . . . . . . . .      2,950    76,139
F-Secure Oyj* (Finland) (Note 7). . . . . . . . . . . . . . . . . .      3,675     8,986
Opsware, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . .      2,825    13,504




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                               VALUE
PRO-BLENDR MODERATE TERM SERIES                                     SHARES    (NOTE 2)
-----------------------------------------------------------------  ---------  ---------
INFORMATION TECHNOLOGY (continued)
SOFTWARE (continued)
SAP AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . .        325  $ 50,779
SAP AG - ADR (Germany) (Note 7) . . . . . . . . . . . . . . . . .        875    34,501
Secure Computing Corp.* . . . . . . . . . . . . . . . . . . . . .      1,600    14,160
Synopsys, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .     27,300   448,812
Verity, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . .      7,625    62,525
                                                                            ----------
                                                                               844,566
                                                                            ----------
TOTAL INFORMATION TECHNOLOGY. . . . . . . . . . . . . . . . . . .            4,843,981
                                                                            ----------

MATERIALS - 2.28%
CHEMICALS - 1.98%
Air Liquide S.A. (France) (Note 7). . . . . . . . . . . . . . . .        165    29,305
Bayer AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . .      1,050    34,419
Degussa AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . .        225     9,455
Engelhard Corp. . . . . . . . . . . . . . . . . . . . . . . . . .     27,500   842,325
Lanxess* (Germany) (Note 7) . . . . . . . . . . . . . . . . . . .        105     2,164
Lonza Group AG (Switzerland) (Note 7) . . . . . . . . . . . . . .     11,625   696,897
Minerals Technologies, Inc. . . . . . . . . . . . . . . . . . . .     10,225   667,897
                                                                            ----------
                                                                             2,282,462
                                                                            ----------

PAPER & FOREST PRODUCTS - 0.30%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7) . . . . . . . . . .     10,025   307,767
Sappi Ltd. - ADR (South Africa) (Note 7). . . . . . . . . . . . .      4,025    40,170
                                                                            ----------
                                                                               347,937
                                                                            ----------
TOTAL MATERIALS . . . . . . . . . . . . . . . . . . . . . . . . .            2,630,399
                                                                            ----------

TELECOMMUNICATION SERVICES - 2.19%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.15%
CT Communications, Inc. . . . . . . . . . . . . . . . . . . . . .      2,325    26,691
D&E Communications, Inc.. . . . . . . . . . . . . . . . . . . . .      2,425    20,176
Deutsche Telekom AG (Germany) (Note 7). . . . . . . . . . . . . .      2,225    41,522
Philippine Long Distance Telephone Co. (Philippines) (Note 7) . .      1,050    26,794
Telecom Italia S.p.A. (Italy) (Note 7). . . . . . . . . . . . . .     12,378    41,698
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico) (Note 7)        475    16,103
                                                                            ----------
                                                                               172,984
                                                                            ----------

WIRELESS TELECOMMUNICATION SERVICES - 2.04%
Globe Telecom, Inc. (Philippines) (Note 7). . . . . . . . . . . .      1,425    21,343
Maxis Communications Berhad (Malaysia) (Note 7) . . . . . . . . .      8,000    20,318
NTT DoCoMo, Inc. (Japan) (Note 7) . . . . . . . . . . . . . . . .         44    67,996




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                               SHARES/          VALUE
PRO-BLENDR MODERATE TERM SERIES                            PRINCIPAL AMOUNT   (NOTE 2)
---------------------------------------------------------  ----------------  -----------
TELECOMMUNICATION SERVICES (continued)
WIRELESS TELECOMMUNICATION SERVICES (continued)
Vodafone Group plc - ADR (United Kingdom) (Note 7). . . .            85,775  $2,242,159
                                                                           ------------
                                                                              2,351,816
                                                                           ------------
TOTAL TELECOMMUNICATION SERVICES. . . . . . . . . . . . .                     2,524,800
                                                                           ------------

UTILITIES - 2.40%
ELECTRIC UTILITIES - 1.49%
Allegheny Energy, Inc.* . . . . . . . . . . . . . . . . .            66,575   1,627,093
E.ON AG (Germany) (Note 7). . . . . . . . . . . . . . . .               875      73,480
Westar Energy, Inc. . . . . . . . . . . . . . . . . . . .             1,025      23,473
                                                                           ------------
                                                                              1,724,046
                                                                           ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.84%
NRG Energy, Inc.* . . . . . . . . . . . . . . . . . . . .            31,300     973,430
                                                                           ------------

MULTI-UTILITIES - 0.07%
Aquila, Inc.* . . . . . . . . . . . . . . . . . . . . . .            11,750      40,420
National Grid Transco plc (United Kingdom) (Note 7) . . .             1,975      19,401
Suez S.A. (France) (Note 7) . . . . . . . . . . . . . . .               550      14,936
                                                                           ------------
                                                                                 74,757
                                                                           ------------
TOTAL UTILITIES . . . . . . . . . . . . . . . . . . . . .                     2,772,233
                                                                           ------------

TOTAL COMMON STOCKS
(Identified Cost $52,746,922) . . . . . . . . . . . . . .                    58,845,893
                                                                           ------------

CORPORATE BONDS - 3.92%
CONSUMER DISCRETIONARY - 0.80%
MEDIA - 0.40%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%,
4/15/2011 . . . . . . . . . . . . . . . . . . . . . . . .        $  185,000     203,236
Comcast Cable Communications, Inc., 6.75%, 1/30/2011. . .           160,000     175,617
The Walt Disney Co., 6.375%, 3/1/2012 . . . . . . . . . .            80,000      87,251
                                                                           ------------
                                                                                466,104
                                                                           ------------

MULTILINE RETAIL - 0.22%
JC Penney Co., Inc., 8.00%, 3/1/2010. . . . . . . . . . .           100,000     109,500
Target Corp., 5.875%, 3/1/2012. . . . . . . . . . . . . .           135,000     144,727
                                                                           ------------
                                                                                254,227
                                                                           ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                          VALUE
PRO-BLENDR MODERATE TERM SERIES                                       PRINCIPAL AMOUNT   (NOTE 2)
--------------------------------------------------------------------  -----------------  ---------
CONSUMER DISCRETIONARY (continued)
SPECIALTY RETAIL - 0.18%
The Gap, Inc.4, 10.05%, 12/15/2008 . . . . . . . . . . . . . . . . .  $          75,000  $ 86,671
Lowe's Companies, Inc., 8.25%, 6/1/2010. . . . . . . . . . . . . . .            100,000   117,544
                                                                                       ----------
                                                                                          204,215
                                                                                       ----------
TOTAL CONSUMER DISCRETIONARY . . . . . . . . . . . . . . . . . . . .                      924,546
                                                                                       ----------

CONSUMER STAPLES - 0.15%
BEVERAGES - 0.03%
Diageo Finance BV, 3.875%, 4/1/2011 (Netherlands) (Note 7) . . . . .             30,000    29,200
                                                                                       ----------

FOOD & STAPLES RETAILING - 0.05%
The Kroger Co., 7.25%, 6/1/2009. . . . . . . . . . . . . . . . . . .             50,000    54,560
                                                                                       ----------

FOOD PRODUCTS - 0.02%
General Mills, Inc., 6.00%, 2/15/2012. . . . . . . . . . . . . . . .             25,000    26,899
                                                                                       ----------

HOUSEHOLD PRODUCTS - 0.05%
The Procter & Gamble Co., 4.85%, 12/15/2015. . . . . . . . . . . . .             60,000    60,281
                                                                                       ----------
TOTAL CONSUMER STAPLES . . . . . . . . . . . . . . . . . . . . . . .                      170,940
                                                                                       ----------

ENERGY - 0.30%
ENERGY EQUIPMENT & SERVICES - 0.20%
Transocean Sedco (now known as Transocean, Inc.), 6.625%, 4/15/2011
(Cayman Islands) (Note 7). . . . . . . . . . . . . . . . . . . . . .            210,000   230,122
                                                                                       ----------

OIL, GAS & CONSUMABLE FUELS - 0.10%
Amerada Hess Corp., 6.65%, 8/15/2011 . . . . . . . . . . . . . . . .            110,000   118,273
                                                                                       ----------
TOTAL ENERGY . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      348,395
                                                                                       ----------

FINANCIALS - 1.00%
CAPITAL MARKETS - 0.23%
The Goldman Sachs Group, Inc., 6.875%, 1/15/2011 . . . . . . . . . .             80,000    88,415
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012. . . . . . . . . .             80,000    88,384
Merrill Lynch & Co., Inc.,  6.00%, 2/17/2009 . . . . . . . . . . . .             80,000    84,334
                                                                                       ----------
                                                                                          261,133
                                                                                       ----------

COMMERCIAL BANKS - 0.70%
Bank of America Corp., 7.40%, 1/15/2011. . . . . . . . . . . . . . .            200,000   227,523
PNC Funding Corp., 7.50%, 11/1/2009. . . . . . . . . . . . . . . . .            105,000   117,455
U.S. Bank National Association, 6.375%, 8/1/2011 . . . . . . . . . .            210,000   230,381
Wachovia Corp., 5.25%, 8/1/2014. . . . . . . . . . . . . . . . . . .            225,000   230,443
                                                                                       ----------
                                                                                          805,802
                                                                                       ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                        VALUE
PRO-BLENDR MODERATE TERM SERIES                     PRINCIPAL AMOUNT   (NOTE 2)
--------------------------------------------------  -----------------  ---------
FINANCIALS (continued)
DIVERSIFIED FINANCIAL SERVICES - 0.07%
Citigroup, Inc., 5.00%, 9/15/2014. . . . . . . . .  $          85,000  $ 85,561
                                                                     ----------
TOTAL FINANCIALS . . . . . . . . . . . . . . . . .                    1,152,496
                                                                     ----------

HEALTH CARE - 0.15%
PHARMACEUTICALS - 0.15%
Abbott Laboratories, 3.50%, 2/17/2009. . . . . . .             90,000    87,790
Schering-Plough Corp.4, 5.55%, 12/1/2013 . . . . .             85,000    88,206
                                                                     ----------
TOTAL HEALTH CARE. . . . . . . . . . . . . . . . .                      175,996
                                                                     ----------

INDUSTRIALS - 0.71%
AEROSPACE & DEFENSE - 0.13%
Boeing Capital Corp., 6.50%, 2/15/2012 . . . . . .             80,000    88,098
Honeywell International, Inc., 7.50%, 3/1/2010 . .             50,000    56,552
                                                                     ----------
                                                                        144,650
                                                                     ----------

AIR FREIGHT & LOGISTICS - 0.08%
FedEx Corp., 3.50%, 4/1/2009 . . . . . . . . . . .             90,000    87,171
                                                                     ----------

AIRLINES - 0.05%
Southwest Airlines Co., 5.25%, 10/1/2014 . . . . .             60,000    59,253
                                                                     ----------

INDUSTRIAL CONGLOMERATES - 0.25%
General Electric Capital Corp., 6.75%, 3/15/2032 .            195,000   232,710
Tyco International Group S.A., 6.375%, 10/15/2011.             55,000    59,602
                                                                     ----------
                                                                        292,312
                                                                     ----------

MACHINERY - 0.07%
John Deere Capital Corp., 7.00%, 3/15/2012 . . . .             75,000    85,408
                                                                     ----------

ROAD & RAIL - 0.13%
CSX Corp., 6.75%, 3/15/2011. . . . . . . . . . . .             80,000    88,341
Union Pacific Corp., 6.65%, 1/15/2011. . . . . . .             55,000    60,252
                                                                     ----------
                                                                        148,593
                                                                     ----------
TOTAL INDUSTRIALS. . . . . . . . . . . . . . . . .                      817,387
                                                                     ----------

INFORMATION TECHNOLOGY - 0.10%
IT SERVICES - 0.10%
First Data Corp., 3.90%, 10/1/2009 . . . . . . . .            115,000   112,841
                                                                     ----------

MATERIALS - 0.10%
METALS & MINING - 0.10%
Alcoa, Inc., 7.375%, 8/1/2010. . . . . . . . . . .            100,000   113,019
                                                                     ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                          VALUE
PRO-BLENDR MODERATE TERM SERIES                                      PRINCIPAL AMOUNT    (NOTE 2)
-------------------------------------------------------------------  -----------------  -----------
TELECOMMUNICATION SERVICES - 0.29%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.19%
AT&T Wireless (now known as New Cingular Wireless Services, Inc.),
7.875%, 3/1/2011. . . . . . . . . . . . . . . . . . . . . . . . . .  $         100,000  $  115,055
Verizon Wireless Capital LLC, 5.375%, 12/15/2006. . . . . . . . . .            110,000     112,219
                                                                                      ------------
                                                                                           227,274
                                                                                      ------------

WIRELESS TELECOMMUNICATION SERVICES - 0.10%
Vodafone Group plc, 7.75%, 2/15/2010 (United Kingdom) (Note 7). . .            100,000     113,848
                                                                                      ------------
TOTAL TELECOMMUNICATION SERVICES. . . . . . . . . . . . . . . . . .                        341,122
                                                                                      ------------

UTILITIES - 0.32%
ELECTRIC UTILITIES - 0.27%
Allegheny Energy Supply Co. LLC2, 8.25%, 4/15/2012. . . . . . . . .             80,000      85,200
American Electric Power Co., Inc., 5.375%, 3/15/2010. . . . . . . .             85,000      87,479
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013. . . . . . . .             50,000      58,888
TXU Energy Co., 7.00%, 3/15/2013. . . . . . . . . . . . . . . . . .             80,000      88,793
                                                                                      ------------
                                                                                           320,360
                                                                                      ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.05%
NRG Energy, Inc.2, 8.00%, 12/15/2013. . . . . . . . . . . . . . . .             55,000      55,550
                                                                                      ------------
TOTAL UTILITIES . . . . . . . . . . . . . . . . . . . . . . . . . .                        375,910
                                                                                      ------------

TOTAL CORPORATE BONDS
(Identified Cost $4,538,477). . . . . . . . . . . . . . . . . . . .                      4,532,652
                                                                                      ------------

U.S. TREASURY SECURITIES - 24.61%
U.S. TREASURY BONDS - 8.42%
U.S. Treasury Bond, 7.50%, 11/15/2024 . . . . . . . . . . . . . . .  $         360,000     493,341
U.S. Treasury Bond, 6.00%, 2/15/2026. . . . . . . . . . . . . . . .          3,450,000   4,082,185
U.S. Treasury Bond, 5.50%, 8/15/2028. . . . . . . . . . . . . . . .          4,575,000   5,151,523
                                                                                      ------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $9,121,070). . . . . . . . . . . . . . . . . . . .                      9,727,049
                                                                                      ------------

U.S. TREASURY NOTES - 16.19%
U.S. Treasury Note, 6.50%, 5/15/2005. . . . . . . . . . . . . . . .            355,000     355,532
U.S. Treasury Note, 1.625%, 9/30/2005 . . . . . . . . . . . . . . .          4,000,000   3,976,720
U.S. Treasury Note, 5.75%, 11/15/2005 . . . . . . . . . . . . . . .          3,435,000   3,481,022
U.S. Treasury Note, 5.875%, 11/15/2005. . . . . . . . . . . . . . .              5,000       5,071
U.S. Treasury Note, 1.875%, 12/31/2005. . . . . . . . . . . . . . .          3,500,000   3,468,419
U.S. Treasury Note, 3.125%, 1/31/2007 . . . . . . . . . . . . . . .          3,000,000   2,975,157
U.S. Treasury Note, 5.625%, 5/15/2008 . . . . . . . . . . . . . . .              5,000       5,268
U.S. Treasury Note, 3.25%, 8/15/2008. . . . . . . . . . . . . . . .          4,500,000   4,427,401
                                                                                      ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                               VALUE
PRO-BLENDR MODERATE TERM SERIES                           PRINCIPAL AMOUNT    (NOTE 2)
--------------------------------------------------------  -----------------  -----------
TOTAL U.S. TREASURY NOTES
(Identified Cost $18,789,112). . . . . . . . . . . . . .                   $18,694,590
                                                                           -----------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $27,910,182). . . . . . . . . . . . . .                    28,421,639
                                                                           -----------

U.S. GOVERNMENT AGENCIES - 5.24%
MORTGAGE BACKED SECURITIES - 5.17%
Fannie Mae, TBA3, 5.00%, 6/1/2020. . . . . . . . . . . .  $         305,000    306,525
Fannie Mae, TBA3, 4.50%, 7/1/2020. . . . . . . . . . . .            380,000    374,538
Fannie Mae, TBA3, 5.00%, 7/1/2033. . . . . . . . . . . .            680,000    670,012
Fannie Mae, TBA3, 5.50%, 5/1/2035. . . . . . . . . . . .          1,030,000  1,039,656
Fannie Mae, TBA3, 6.00%, 5/1/2035. . . . . . . . . . . .            450,000    461,953
Fannie Mae, TBA3, 6.50%, 5/1/2035. . . . . . . . . . . .            330,000    343,097
Federal Home Loan Mortgage Corp., TBA3, 5.00%, 6/1/2020.            255,000    256,355
Federal Home Loan Mortgage Corp., TBA3, 4.50%, 7/1/2020.            405,000    399,178
Federal Home Loan Mortgage Corp., TBA3, 6.00%, 5/1/2035.            225,000    230,906
Federal Home Loan Mortgage Corp., TBA3, 5.00%, 6/1/2035.            470,000    464,419
Federal Home Loan Mortgage Corp., TBA3, 5.50%, 6/1/2035.            600,000    605,063
GNMA, Pool #286310, 9.00%, 2/15/2020 . . . . . . . . . .              3,157      3,499
GNMA, Pool #288873, 9.50%, 8/15/2020 . . . . . . . . . .                290        327
GNMA, TBA3, 5.50%, 5/15/2033 . . . . . . . . . . . . . .            285,000    289,809
GNMA, TBA3, 5.00%, 6/15/2033 . . . . . . . . . . . . . .            145,000    144,411
GNMA, TBA3, 6.00%, 5/1/2033. . . . . . . . . . . . . . .            170,000    175,259
GNMA, TBA3, 6.50%, 5/1/2035. . . . . . . . . . . . . . .            200,000    209,312
                                                                           -----------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $5,973,885) . . . . . . . . . . . . . .                     5,974,319
                                                                           -----------

OTHER AGENCIES - 0.07%
Fannie Mae, 5.50%, 2/15/2006 . . . . . . . . . . . . . .              5,000      5,072
Fannie Mae, 4.25%, 7/15/2007 . . . . . . . . . . . . . .              5,000      5,035
Fannie Mae, 5.75%, 2/15/2008 . . . . . . . . . . . . . .             55,000     57,522
Fannie Mae, 5.25%, 1/15/2009 . . . . . . . . . . . . . .              5,000      5,191
Fannie Mae, 6.375%, 6/15/2009. . . . . . . . . . . . . .             10,000     10,828
                                                                           -----------

TOTAL OTHER AGENCIES
(Identified Cost $82,576). . . . . . . . . . . . . . . .                        83,648
                                                                           -----------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $6,056,461) . . . . . . . . . . . . . .                     6,057,967
                                                                           -----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                               SHARES/           VALUE
PRO-BLENDR MODERATE TERM SERIES                            PRINCIPAL AMOUNT     (NOTE 2)
--------------------------------------------------------  ------------------  ------------
SHORT-TERM INVESTMENTS - 20.80%
Dreyfus Treasury Cash Management - Institutional Shares.          2,220,544   $ 2,220,544
Fannie Mae Discount Note, 5/4/2005 . . . . . . . . . . .  $       5,000,000     4,998,872
Federal Home Loan Bank Discount Note, 5/4/2005 . . . . .          5,000,000     4,998,887
Fannie Mae Discount Note, 6/15/2005. . . . . . . . . . .            560,000       558,063
Federal Home Loan Bank Discount Note, 7/18/2005. . . . .            785,000       780,097
U.S. Treasury Bill, 6/16/2005. . . . . . . . . . . . . .         10,500,000    10,465,140
                                                                           --------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $24,020,395). . . . . . . . . . . . . .                       24,021,603
                                                                           --------------

TOTAL INVESTMENTS - 105.52%
(Identified Cost $115,272,437) . . . . . . . . . . . . .                      121,879,754

LIABILITIES, LESS OTHER ASSETS - (5.52%) . . . . . . . .                       (6,373,611)
                                                                           --------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $  115,506,143
                                                                           ==============




*Non-income  producing  security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
2Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $140,750 or 0.12% of the Series' net assets as of April 30, 2005.
3Security purchased on a forward commitment or when-issued basis. TBA - to be announced.
4The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon stated is the rate as of 4/30/05. ADR - American Depository Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement of Assets and Liabilities - Pro-BlendR Moderate Term Series
(unaudited)


April  30,  2005




ASSETS:
Investments, at value (identified cost $115,272,437) (Note 2).  $121,879,754
Foreign currency, at value (cost $4,751) . . . . . . . . . . .         4,741
Receivable for securities sold . . . . . . . . . . . . . . . .     4,399,221
Interest receivable. . . . . . . . . . . . . . . . . . . . . .       362,241
Receivable for fund shares sold. . . . . . . . . . . . . . . .       136,429
Dividends receivable . . . . . . . . . . . . . . . . . . . . .        51,703
Foreign tax reclaims receivable. . . . . . . . . . . . . . . .        25,174
                                                                ------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .   126,859,263
                                                                ------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . .        87,704
Accrued fund accounting and transfer agent fees (Note 3) . . .        13,617
Accrued chief compliance officer services (Note 3) . . . . . .           600
Payable for securities purchased . . . . . . . . . . . . . . .    11,178,483
Payable for fund shares repurchased. . . . . . . . . . . . . .        51,186
Audit fees payable . . . . . . . . . . . . . . . . . . . . . .        18,166
Other payables and accrued expenses. . . . . . . . . . . . . .         3,364
                                                                ------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . .    11,353,120
                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $115,506,143
                                                                ============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . .  $     95,260
Additional paid-in-capital . . . . . . . . . . . . . . . . . .   105,364,549
Undistributed net investment income. . . . . . . . . . . . . .       372,082
Accumulated net realized gain on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . . .     3,066,063
Net unrealized appreciation on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . . .     6,608,189
                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $115,506,143
                                                                ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($115,506,143/9,526,013 shares). . .  $      12.13
                                                                ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Pro-BlendR Moderate  Term  Series  (unaudited)


For  the  Six  Months  Ended  April  30,  2005




INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . .  $  664,235
Dividends (net of foreign tax withheld, $32,033) . .     482,330
                                                      -----------

Total Investment Income. . . . . . . . . . . . . . .   1,146,565
                                                      -----------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . .     514,782
Fund accounting and transfer agent fees (Note 3) . .      71,395
Directors' fees (Note 3) . . . . . . . . . . . . . .       3,352
Chief compliance officer services (Note 3) . . . . .       2,343
Custodian fees . . . . . . . . . . . . . . . . . . .      12,079
Miscellaneous. . . . . . . . . . . . . . . . . . . .      35,786
                                                      -----------

Total Expenses . . . . . . . . . . . . . . . . . . .     639,737
Less reduction of expenses (Note 3). . . . . . . . .     (21,108)
                                                      -----------

Net Expenses . . . . . . . . . . . . . . . . . . . .     618,629
                                                      -----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . .     527,936
                                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments. . . . . . . . . . . . . . . . . . . . .   3,332,567
Foreign currency and other assets and liabilities. .        (268)
                                                      -----------

                                                       3,332,299
                                                      -----------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . . .   1,172,836
Foreign currency and other assets and liabilities. .        (104)
                                                      -----------

                                                       1,172,732
                                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . .   4,505,031
                                                      -----------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . .  $5,032,967
                                                      ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements of Changes in Net Assets - Pro-BlendR Moderate Term Series
(unaudited)




                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           4/30/05       YEAR ENDED
                                                         (UNAUDITED)      10/31/04
                                                        --------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $     527,936   $   841,041
Net realized gain on investments . . . . . . . . . . .      3,332,299     1,611,315
Net change in unrealized appreciation on investments .      1,172,732     4,026,788
                                                        --------------  ------------

Net increase from operations . . . . . . . . . . . . .      5,032,967     6,479,144
                                                        --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income . . . . . . . . . . . . . .       (660,663)     (654,858)
From net realized gain on investments. . . . . . . . .     (1,812,964)     (704,843)
                                                        --------------  ------------

Total distributions to shareholders. . . . . . . . . .     (2,473,627)   (1,359,701)
                                                        --------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5).     17,191,049    21,242,966
                                                        --------------  ------------

Net increase in net assets . . . . . . . . . . . . . .     19,750,389    26,362,409

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .     95,755,754    69,393,345
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
income of $372,082 and $504,809, respectively) . . . .  $ 115,506,143   $95,755,754
                                                        ==============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Pro-BlendR Moderate  Term  Series  (unaudited)




                                               FOR THE SIX
                                               MONTHS ENDED
                                                 4/30/05                                    FOR THE YEARS ENDED
                                               (UNAUDITED)          10/31/04          10/31/03    10/31/02    10/31/01    10/31/00
                                              --------------  ---------------------  ----------  ----------  ----------  ---------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . .  $       11.81   $              11.07   $   10.05   $   11.06   $   12.18   $ 11.07
                                              --------------  ---------------------  ----------  ----------  ----------  --------

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .           0.06                   0.11        0.10        0.18        0.31      0.41
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . .           0.56                   0.85        1.08       (0.50)       0.11      1.30
                                              --------------  ---------------------  ----------  ----------  ----------  --------

Total from investment operations . . . . . .           0.62                   0.96        1.18       (0.32)       0.42      1.71
                                              --------------  ---------------------  ----------  ----------  ----------  --------

Less distributions to shareholders:
From net investment income . . . . . . . . .          (0.08)                 (0.10)      (0.16)      (0.26)      (0.38)    (0.35)
From net realized gain on investments. . . .          (0.22)                 (0.12)          -       (0.43)      (1.16)    (0.25)
                                              --------------  ---------------------  ----------  ----------  ----------  --------

Total distributions to shareholders. . . . .          (0.30)                 (0.22)      (0.16)      (0.69)      (1.54)    (0.60)
                                              --------------  ---------------------  ----------  ----------  ----------  --------

NET ASSET VALUE - END OF PERIOD. . . . . . .  $       12.13   $              11.81   $   11.07   $   10.05   $   11.06   $ 12.18
                                              ==============  =====================  ==========  ==========  ==========  ========

Total return1. . . . . . . . . . . . . . . .           5.29%                  8.76%      11.87%     (3.32%)       3.59%    16.12%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses*. . . . . . . . . . . . . . . . . .         1.20%2                   1.20%       1.20%       1.20%       1.20%     1.20%
Net investment income. . . . . . . . . . . .         1.02%2                   1.00%       1.05%       1.80%       2.68%     2.84%

Portfolio turnover . . . . . . . . . . . . .             28%                    42%         60%         67%         77%       47%

NET ASSETS - END OF PERIOD (000's omitted) .  $     115,506   $             95,756   $  69,393   $  47,671   $  19,067   $18,040
                                              ==============  =====================  ==========  ==========  ==========  ========




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



0.04%2  0.08%  0.13%  0.23%  0.55%  0.21%




1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
2Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  -  Pro-BlendR Extended  Term  Series  (unaudited)




                                                                     Average Annual Total Returns
                                                                         As of April 30, 2005
                                                     ---------------------------------------------------------
                                                                  One               Five    Ten       Since
                                                                 Year               Year    Year   Inception1
                                                     -----------------------------  -----  ------  -----------
Exeter Fund, Inc. - Pro-BlendR Extended Term Series2                        10.05%  6.96%  10.32%       10.19%

Lehman Brothers U.S. Government/Credit Bond Index3.                          5.13%  7.71%   7.22%        6.43%

50%/50% Blended Index3. . . . . . . . . . . . . . .                          5.85%  2.66%   9.10%        8.62%




The following graph compares the value of a $10,000 investment in the Exeter Fund, Inc. - Pro-BlendR Extended Term Series from its inception1 (10/12/93) to present (4/30/05) to the Lehman Brothers U.S. Government/Credit Bond Index and a 50%/50% Blended Index.


Data  for  the  line  graph  to  follow:




                         Exeter Fund, Inc.                Lehman Brothers              50%/50% Blended
Date               Pro-BlendR Extended Term Series  U.S. Government/Credit Bond Index         Index
-----------------  -------------------------------  ---------------------------------  ------------------
10/12/93                                  $10,000                            $10,000              $10,000
12/31/93                                    9,982                              9,930                9,978
12/31/94                                   10,333                              9,582                9,872
12/31/95                                   13,707                             11,426               12,650
10/31/96                                   15,078                             11,675               13,822
10/31/97                                   18,047                             12,704               16,615
10/31/98                                   17,947                             14,009               19,392
10/31/99                                   19,824                             13,916               21,716
10/31/00                                   23,557                             14,908               23,213
10/31/01                                   23,881                             17,192               21,739
10/31/02                                   22,511                             18,136               20,737
10/31/03                                   25,990                             19,256               23,566
10/31/04                                   28,984                             20,328               25,344
4/30/05                                    30,662                             20,481               25,873




1Performance numbers for the Series are calculated from October 12, 1993, the Series' inception date. The Lehman Brothers U.S. Government/Credit Bond Index only publishes month-end numbers; therefore, performance numbers for the Indices are calculated from October 31, 1993.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The Lehman Brothers U.S. Government/Credit Bond Index is a market value weighted measure of over 3,000 investment grade corporate, government and mortgage backed securities with maturities greater than one year. The 50%/50% Blended Index is 50% Standard & Poor's (S&P) 500 Total Return Index and 50% Lehman Brothers U.S. Government/Credit Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Shareholder  Expense  Example  -  Pro-BlendR Extended  Term  Series  (unaudited)


As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               BEGINNING         ENDING       EXPENSES PAID
                             ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                11/1/04         4/30/05      11/1/04-4/30/05
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,057.90  $           5.97
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,018.99  $           5.86



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year; therefore, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights. The Series' total return would have been lower had certain expenses not been waived during the period.

Portfolio  Composition  -  Pro-BlendR Extended  Term  Series  (unaudited)


As  of  April  30,  2005


Data  for  pie  chart  to  follow:




ASSET ALLOCATION*
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .  68.38%
U.S. Government Agencies, cash, short-term investments, and
liabilities, less other assets. . . . . . . . . . . . . . .   2.86%
U.S. Treasury Bonds1. . . . . . . . . . . . . . . . . . . .   9.60%
U.S. Treasury Notes2. . . . . . . . . . . . . . . . . . . .  15.23%
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .   3.93%




*As  a  percentage  of  net  assets.
1A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
2A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.




SECTOR ALLOCATION*
Consumer Discretionary . .  11.82%
Consumer Staples . . . . .   8.84%
Energy . . . . . . . . . .   7.42%
Financials . . . . . . . .   6.82%
Health Care. . . . . . . .  12.33%
Industrials. . . . . . . .   5.17%
Information Technology . .   5.08%
Materials. . . . . . . . .   2.68%
Telecommunication Services   2.76%
Utilities. . . . . . . . .   3.09%




*Including Common Stocks and Corporate Bonds, as a percentage of total investments.




TOP TEN STOCK HOLDINGS*
Unilever plc - ADR (United Kingdom). . . .  2.57%
WebMD Corp.. . . . . . . . . . . . . . . .  2.54%
Schering-Plough Corp.. . . . . . . . . . .  2.44%
Vodafone Group plc - ADR (United Kingdom).  2.20%
Time Warner, Inc.. . . . . . . . . . . . .  2.15%
Schlumberger Ltd.. . . . . . . . . . . . .  2.08%
Nestle S.A. (Switzerland). . . . . . . . .  2.07%
Novartis AG - ADR (Switzerland). . . . . .  1.89%
Allegheny Energy, Inc. . . . . . . . . . .  1.62%
GlaxoSmithKline plc - ADR (United Kingdom)  1.45%




*As  a  percentage  of  total  investments.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                         VALUE
PRO-BLENDR EXTENDED TERM SERIES                              SHARES     (NOTE 2)
----------------------------------------------------------  ---------  -----------

COMMON STOCKS - 68.38%
CONSUMER DISCRETIONARY - 12.14%
AUTOMOBILES - 0.02%
Bayerische Motoren Werke AG (BMW) (Germany) (Note 7) . . .      1,200  $   50,533
                                                                     ------------

DIVERSIFIED CONSUMER SERVICES - 1.24%
Weight Watchers International, Inc.* . . . . . . . . . . .     93,025   3,883,794
                                                                     ------------

HOTELS, RESTAURANTS & LEISURE - 1.11%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . . .     63,575   3,107,546
Club Mediterranee S.A.* (France) (Note 7). . . . . . . . .      5,925     279,855
Shangri-La Asia Ltd. (Hong Kong) (Note 7). . . . . . . . .     63,000      96,179
                                                                     ------------
                                                                        3,483,580
                                                                     ------------

HOUSEHOLD DURABLES - 0.21%
Corporacion GEO S.A. de C.V. - Series B* (Mexico) (Note 7)     49,750     103,723
Hunter Douglas N.V. (Netherlands) (Note 7) . . . . . . . .      2,950     141,084
Interface, Inc. - Class A* . . . . . . . . . . . . . . . .     21,850     131,100
Sony Corp. - ADR (Japan) (Note 7). . . . . . . . . . . . .      7,425     272,572
                                                                     ------------
                                                                          648,479
                                                                     ------------

INTERNET & CATALOG RETAIL - 0.03%
IAC/InterActiveCorp* . . . . . . . . . . . . . . . . . . .      4,075      88,591
                                                                     ------------

LEISURE EQUIPMENT & PRODUCTS - 0.09%
Callaway Golf Co.. . . . . . . . . . . . . . . . . . . . .      2,275      24,525
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . .      5,000      94,600
K2, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .      2,175      27,666
Sega Sammy Holdings, Inc. (Japan) (Note 7) . . . . . . . .      2,550     150,086
                                                                     ------------
                                                                          296,877
                                                                     ------------

MEDIA - 6.06%
Acme Communications, Inc.* . . . . . . . . . . . . . . . .     20,450      84,274
Belo Corp. - Class A . . . . . . . . . . . . . . . . . . .      5,425     127,108
Cablevision Systems Corp. - Class A* . . . . . . . . . . .    142,275   3,692,036
The E.W. Scripps Co. - Class A . . . . . . . . . . . . . .     63,900   3,254,427
Harris Interactive, Inc.*. . . . . . . . . . . . . . . . .     39,700     165,152
Impresa S.A. (SGPS)* (Portugal) (Note 7) . . . . . . . . .     19,400     137,573
Media Capital S.A. (SGPS)* (Portugal) (Note 7) . . . . . .     20,250     141,776
News Corp. - Class A . . . . . . . . . . . . . . . . . . .     11,850     181,068
Pearson plc (United Kingdom) (Note 7). . . . . . . . . . .    244,550   2,963,535
PT Multimedia S.A. (SGPS)* (Portugal) (Note 7) . . . . . .      4,325     102,308
Reed Elsevier plc - ADR (United Kingdom) (Note 7). . . . .      7,025     277,347
Time Warner, Inc.* . . . . . . . . . . . . . . . . . . . .    438,050   7,363,620




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                           VALUE
PRO-BLENDR  EXTENDED TERM SERIES                              SHARES     (NOTE 2)
---------------------------------------------------------  ----------  -----------
CONSUMER DISCRETIONARY (continued)
MEDIA (continued)
VNU N.V. (Netherlands) (Note 7) . . . . . . . . . . . . .      10,794  $  302,288
Wolters Kluwer N.V. (Netherlands) (Note 7). . . . . . . .       8,425     149,091
                                                                     ------------
                                                                       18,941,603
                                                                     ------------

MULTILINE RETAIL - 0.02%
Don Quijote Co. Ltd. (Japan) (Note 7) . . . . . . . . . .       1,100      67,156
                                                                     ------------

SPECIALTY RETAIL - 3.32%
Build-A-Bear-Workshop, Inc.*. . . . . . . . . . . . . . .       5,225     140,082
Douglas Holding AG (Germany) (Note 7) . . . . . . . . . .       9,150     308,180
Foot Locker, Inc. . . . . . . . . . . . . . . . . . . . .       2,800      74,648
KOMERI Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . .       2,400      60,784
Office Depot, Inc.* . . . . . . . . . . . . . . . . . . .     139,725   2,735,815
RadioShack Corp.. . . . . . . . . . . . . . . . . . . . .     163,000   4,070,110
Staples, Inc. . . . . . . . . . . . . . . . . . . . . . .     156,300   2,980,641
                                                                     ------------
                                                                       10,370,260
                                                                     ------------

TEXTILES, APPAREL & LUXURY GOODS - 0.04%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)       1,925     135,023
                                                                     ------------
TOTAL CONSUMER DISCRETIONARY. . . . . . . . . . . . . . .              37,965,896
                                                                     ------------

CONSUMER STAPLES - 9.54%
BEVERAGES - 1.93%
The Coca-Cola Co. . . . . . . . . . . . . . . . . . . . .      71,225   3,094,014
Diageo plc (United Kingdom) (Note 7). . . . . . . . . . .       5,050      74,594
Diageo plc - ADR (United Kingdom) (Note 7). . . . . . . .      45,500   2,718,625
Grupo Modelo S.A. de C.V. - Series C (Mexico) (Note 7). .      25,100      71,546
Scottish & Newcastle plc (United Kingdom) (Note 7). . . .       8,675      75,037
                                                                     ------------
                                                                        6,033,816
                                                                     ------------

FOOD & STAPLES RETAILING - 1.22%
Carrefour S.A. (France) (Note 7). . . . . . . . . . . . .      71,900   3,470,077
Metro AG (Germany) (Note 7) . . . . . . . . . . . . . . .       1,550      82,088
Pathmark Stores, Inc.*. . . . . . . . . . . . . . . . . .      22,825     176,209
Tesco plc (United Kingdom) (Note 7) . . . . . . . . . . .      14,600      85,817
                                                                     ------------
                                                                        3,814,191
                                                                     ------------

FOOD PRODUCTS - 5.21%
Cadbury Schweppes plc (United Kingdom) (Note 7) . . . . .      23,650     236,951
Groupe Danone (France) (Note 7) . . . . . . . . . . . . .         950      88,520
The Hain Celestial Group, Inc.* . . . . . . . . . . . . .       4,425      78,544




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                VALUE
PRO-BLENDR  EXTENDED TERM SERIES                                    SHARES     (NOTE 2)
---------------------------------------------------------------  ----------  -----------
CONSUMER STAPLES (continued)
FOOD PRODUCTS (continued)
Nestle S.A. (Switzerland) (Note 7). . . . . . . . . . . . . . .      27,000  $7,070,783
Unilever plc - ADR (United Kingdom) (Note 7). . . . . . . . . .     229,399   8,799,746
                                                                           ------------
                                                                             16,274,544
                                                                           ------------

HOUSEHOLD PRODUCTS - 0.18%
Henkel KgaA (Germany) (Note 7). . . . . . . . . . . . . . . . .       1,650     141,641
Kao Corp. (Japan) (Note 7). . . . . . . . . . . . . . . . . . .       3,000      69,398
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7) .      20,400     289,747
Reckitt Benckiser plc (United Kingdom) (Note 7) . . . . . . . .       2,475      79,965
                                                                           ------------
                                                                                580,751
                                                                           ------------

PERSONAL PRODUCTS - 1.00%
Clarins S.A. (France) (Note 7). . . . . . . . . . . . . . . . .       6,352     382,183
The Estee Lauder Companies, Inc. - Class A. . . . . . . . . . .      66,250   2,544,662
Shiseido Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . . . .      15,000     191,167
                                                                           ------------
                                                                              3,118,012
                                                                           ------------
TOTAL CONSUMER STAPLES. . . . . . . . . . . . . . . . . . . . .              29,821,314
                                                                           ------------

ENERGY - 7.83%
ENERGY EQUIPMENT & SERVICES - 6.11%
Abbot Group plc (United Kingdom) (Note 7) . . . . . . . . . . .      68,025     275,216
Atwood Oceanics, Inc.*. . . . . . . . . . . . . . . . . . . . .       1,700      97,019
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . . . . .      65,375   2,884,345
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7)       1,775     139,350
Cooper Cameron Corp.* . . . . . . . . . . . . . . . . . . . . .      30,975   1,701,766
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . . .       6,075     233,523
National-Oilwell Varco, Inc.* . . . . . . . . . . . . . . . . .      28,549   1,134,537
Pride International, Inc.*. . . . . . . . . . . . . . . . . . .      12,075     269,273
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . .     104,100   7,121,481
Smedvig ASA - Class A (Norway) (Note 7) . . . . . . . . . . . .      11,375     198,656
Transocean, Inc.* . . . . . . . . . . . . . . . . . . . . . . .      47,625   2,208,371
Weatherford International Ltd.* . . . . . . . . . . . . . . . .      54,325   2,833,049
                                                                           ------------
                                                                             19,096,586
                                                                           ------------

OIL, GAS & CONSUMABLE FUELS - 1.72%
Amerada Hess Corp.. . . . . . . . . . . . . . . . . . . . . . .      46,175   4,324,289
BP plc (United Kingdom) (Note 7). . . . . . . . . . . . . . . .       7,600      77,450
Eni S.p.A. (Italy) (Note 7) . . . . . . . . . . . . . . . . . .      13,075     328,305
Forest Oil Corp.* . . . . . . . . . . . . . . . . . . . . . . .       5,100     196,503
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7). .       5,850     214,987




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                  VALUE
PRO-BLENDR EXTENDED TERM SERIES                                       SHARES     (NOTE 2)
------------------------------------------------------------------  ----------  -----------
ENERGY (continued)
OIL, GAS & CONSUMABLE FUELS (continued)
Shell Transport & Trading Co. plc (United Kingdom) (Note 7). . . .       9,325  $   83,551
Total S.A. (France) (Note 7) . . . . . . . . . . . . . . . . . . .         675     149,855
                                                                              ------------
                                                                                 5,374,940
                                                                              ------------
TOTAL ENERGY . . . . . . . . . . . . . . . . . . . . . . . . . . .              24,471,526
                                                                              ------------

FINANCIALS - 6.47%
CAPITAL MARKETS - 1.90%
The Bank of New York Co., Inc. . . . . . . . . . . . . . . . . . .     107,350   2,999,359
Deutsche Bank AG (Germany) (Note 7). . . . . . . . . . . . . . . .       3,575     291,475
SEI Investments Co.. . . . . . . . . . . . . . . . . . . . . . . .      80,375   2,637,104
                                                                              ------------
                                                                                 5,927,938
                                                                              ------------

COMMERCIAL BANKS - 3.29%
Banca Intesa S.p.A. (Italy) (Note 7) . . . . . . . . . . . . . . .      30,335     143,964
Banca Monte dei Paschi di Siena S.p.A. (Italy) (Note 7). . . . . .      10,950      38,191
Banco BPI S.A. (Portugal) (Note 7) . . . . . . . . . . . . . . . .      22,825      91,653
Banco Espirito Santo S.A. (BES) (Portugal) (Note 7). . . . . . . .       4,050      68,282
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany) (Note 7)       9,500     224,968
BNP Paribas S.A. (France) (Note 7) . . . . . . . . . . . . . . . .       1,550     101,538
Commerzbank AG* (Germany) (Note 7) . . . . . . . . . . . . . . . .       9,425     205,239
Hong Leong Bank Berhad (Malaysia) (Note 7) . . . . . . . . . . . .      36,300      48,725
Metropolitan Bank & Trust Co. (Philippines) (Note 7) . . . . . . .     315,000     183,478
PNC Financial Services Group, Inc. . . . . . . . . . . . . . . . .      58,900   3,135,247
SanPaolo IMI S.p.A. (Italy) (Note 7) . . . . . . . . . . . . . . .       3,025      44,499
Societe Generale (France) (Note 7) . . . . . . . . . . . . . . . .         675      66,805
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . .      98,750   2,755,125
UniCredito Italiano S.p.A. (Italy) (Note 7). . . . . . . . . . . .      29,175     162,584
Wachovia Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .      58,925   3,015,781
                                                                              ------------
                                                                                10,286,079
                                                                              ------------

CONSUMER FINANCE - 0.04%
MoneyGram International, Inc.. . . . . . . . . . . . . . . . . . .       2,925      56,745
Takefuji Corp. (Japan) (Note 7). . . . . . . . . . . . . . . . . .         950      60,174
                                                                              ------------
                                                                                   116,919
                                                                              ------------

DIVERSIFIED FINANCIAL SERVICES - 1.01%
ING Groep N.V. (Netherlands) (Note 7). . . . . . . . . . . . . . .       5,250     142,568
Principal Financial Group, Inc.. . . . . . . . . . . . . . . . . .      77,150   3,015,022
                                                                              ------------
                                                                                 3,157,590
                                                                              ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                              VALUE
PRO-BLENDR EXTENDED TERM SERIES                   SHARES    (NOTE 2)
----------------------------------------------  ----------  ---------
FINANCIALS (continued)
INSURANCE - 0.15%
Allianz AG (Germany) (Note 7). . . . . . . . .         750  $ 89,044
Assicurazioni Generali S.p.A. (Italy) (Note 7)       5,100   156,151
Axa (France) (Note 7). . . . . . . . . . . . .       6,550   160,083
Muenchener Rueckver AG (Germany) (Note 7). . .         625    68,356
                                                          ----------
                                                             473,634
                                                          ----------

REAL ESTATE - 0.06%
SM Prime Holdings, Inc. (Philippines) (Note 7)   1,283,025   175,562
                                                          ----------

THRIFTS & MORTGAGE FINANCE - 0.02%
Flagstar Bancorp, Inc. . . . . . . . . . . . .       3,975    75,684
                                                          ----------
TOTAL FINANCIALS . . . . . . . . . . . . . . .            20,213,406
                                                          ----------

HEALTH CARE - 13.36%
BIOTECHNOLOGY - 0.56%
BioMarin Pharmaceutical, Inc.* . . . . . . . .      54,500   323,185
Caliper Life Sciences, Inc.* . . . . . . . . .      25,000   144,750
Chiron Corp.*. . . . . . . . . . . . . . . . .      11,450   391,017
Diversa Corp.* . . . . . . . . . . . . . . . .      42,600   223,650
Millennium Pharmaceuticals, Inc.*. . . . . . .      42,150   369,234
Neurocrine Biosciences, Inc.*. . . . . . . . .       3,275   114,494
Xenogen Corp.* . . . . . . . . . . . . . . . .      37,250   166,135
                                                          ----------
                                                           1,732,465
                                                          ----------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.55%
Advanced Neuromodulation Systems, Inc.*. . . .      10,200   307,122
Conceptus, Inc.* . . . . . . . . . . . . . . .      29,575   180,703
DENTSPLY International, Inc. . . . . . . . . .       6,825   373,054
Millipore Corp.* . . . . . . . . . . . . . . .       2,875   138,633
Thermo Electron Corp.* . . . . . . . . . . . .       7,425   185,477
Varian, Inc.*. . . . . . . . . . . . . . . . .       4,950   164,192
Viasys Healthcare, Inc.* . . . . . . . . . . .      16,875   358,425
                                                          ----------
                                                           1,707,606
                                                          ----------

HEALTH CARE PROVIDERS & SERVICES - 3.87%
Allscripts Healthcare Solutions, Inc.* . . . .      24,200   316,778
American Healthways, Inc.* . . . . . . . . . .       3,775   140,996
AmerisourceBergen Corp.. . . . . . . . . . . .       4,125   252,780
AMN Healthcare Services, Inc.* . . . . . . . .      22,725   335,648
Cross Country Healthcare, Inc.*. . . . . . . .      21,950   353,615
Eclipsys Corp.*. . . . . . . . . . . . . . . .      22,375   302,286
Express Scripts, Inc.* . . . . . . . . . . . .       4,275   383,211
HCA, Inc.. . . . . . . . . . . . . . . . . . .       4,375   244,300
McKesson Corp. . . . . . . . . . . . . . . . .       8,350   308,950
Omnicell, Inc.*. . . . . . . . . . . . . . . .      71,475   439,571




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                        VALUE
PRO-BLENDR EXTENDED TERM SERIES                                             SHARES     (NOTE 2)
------------------------------------------------------------------------  ----------  -----------
HEALTH CARE (continued)
HEALTH CARE PROVIDERS & SERVICES (continued)
Triad Hospitals, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .       6,325  $  324,156
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     915,900   8,701,050
                                                                                    ------------
                                                                                      12,103,341
                                                                                    ------------

PHARMACEUTICALS - 8.38%
AstraZeneca plc (United Kingdom) (Note 7). . . . . . . . . . . . . . . .       1,450      63,119
AstraZeneca plc - ADR (United Kingdom) (Note 7). . . . . . . . . . . . .       3,150     138,443
Bristol-Myers Squibb Co. . . . . . . . . . . . . . . . . . . . . . . . .       9,925     258,050
GlaxoSmithKline plc (United Kingdom) (Note 7). . . . . . . . . . . . . .      25,600     640,977
GlaxoSmithKline plc - ADR (United Kingdom) (Note 7). . . . . . . . . . .      98,200   4,964,010
Merck & Co., Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .       7,650     259,335
Novartis AG - ADR (Switzerland) (Note 7) . . . . . . . . . . . . . . . .     132,450   6,454,289
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     118,175   3,210,815
Roche Holding AG - ADR (Switzerland) (Note 7). . . . . . . . . . . . . .       2,300     138,721
Sanofi-Aventis (France) (Note 7) . . . . . . . . . . . . . . . . . . . .       1,250     110,039
Sanofi-Aventis - ADR (France) (Note 7) . . . . . . . . . . . . . . . . .       2,950     130,892
Schering AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . . .      10,750     705,598
Schering-Plough Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .     400,575   8,360,000
Shire Pharmaceuticals Group plc (United Kingdom) (Note 7). . . . . . . .       7,425      77,438
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . .       1,700      82,868
Watson Pharmaceuticals, Inc.*. . . . . . . . . . . . . . . . . . . . . .      11,600     348,000
Wyeth. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,950     267,393
                                                                                    ------------
                                                                                      26,209,987
                                                                                    ------------
TOTAL HEALTH CARE. . . . . . . . . . . . . . . . . . . . . . . . . . . .              41,753,399
                                                                                    ------------

INDUSTRIALS - 4.96%
AEROSPACE & DEFENSE - 0.85%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)      92,050   2,654,722
                                                                                    ------------

AIRLINES - 1.09%
AirTran Holdings, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .      15,500     128,650
Deutsche Lufthansa AG* (Germany) (Note 7). . . . . . . . . . . . . . . .       6,475      83,333
JetBlue Airways Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .       3,875      77,694
Southwest Airlines Co. . . . . . . . . . . . . . . . . . . . . . . . . .     208,850   3,107,688
                                                                                    ------------
                                                                                       3,397,365
                                                                                    ------------

COMMERCIAL SERVICES & SUPPLIES - 0.32%
Aggreko plc (United Kingdom) (Note 7). . . . . . . . . . . . . . . . . .      23,025      80,082
BWT AG (Austria) (Note 7). . . . . . . . . . . . . . . . . . . . . . . .       4,418     137,828
Herman Miller, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .       3,300      94,380




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                            VALUE
PRO-BLENDR EXTENDED TERM SERIES                                 SHARES     (NOTE 2)
------------------------------------------------------------  ----------  -----------
INDUSTRIALS (continued)
COMMERCIAL SERVICES & SUPPLIES (continued)
Quebecor World, Inc. (Canada) (Note 7) . . . . . . . . . . .       9,100  $  201,292
Tomra Systems ASA (Norway) (Note 7). . . . . . . . . . . . .     137,200     502,039
                                                                        ------------
                                                                           1,015,621
                                                                        ------------

CONSTRUCTION & ENGINEERING - 0.19%
Hochtief AG (Germany) (Note 7) . . . . . . . . . . . . . . .       2,625      77,939
Infrasource Services, Inc.*. . . . . . . . . . . . . . . . .       6,225      62,561
Insituform Technologies, Inc. - Class A* . . . . . . . . . .       6,275      93,560
Koninklijke Boskalis Westminster N.V. (Netherlands) (Note 7)       9,728     354,440
                                                                        ------------
                                                                             588,500
                                                                        ------------

ELECTRICAL EQUIPMENT - 0.12%
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7) . . . .       9,700     124,714
Global Power Equipment Group, Inc.*. . . . . . . . . . . . .      10,725      97,168
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . . . .      16,425      91,159
Vestas Wind Systems A/S* (Denmark) (Note 7). . . . . . . . .       4,800      60,358
                                                                        ------------
                                                                             373,399
                                                                        ------------

INDUSTRIAL CONGLOMERATES - 0.12%
Siemens AG (Germany) (Note 7). . . . . . . . . . . . . . . .       3,325     242,977
Sonae S.A. (SGPS) (Portugal) (Note 7). . . . . . . . . . . .      77,250     122,288
                                                                        ------------
                                                                             365,265
                                                                        ------------

MACHINERY - 1.17%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .     174,750   3,005,700
Albany International Corp. - Class A . . . . . . . . . . . .       2,900      90,944
FANUC Ltd. (Japan) (Note 7). . . . . . . . . . . . . . . . .       1,000      59,143
Gardner Denver, Inc.*. . . . . . . . . . . . . . . . . . . .       2,850     104,139
Lindsay Manufacturing Co.. . . . . . . . . . . . . . . . . .       3,975      74,173
MAN AG (Germany) (Note 7). . . . . . . . . . . . . . . . . .       3,875     162,431
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . .       7,575     151,500
                                                                        ------------
                                                                           3,648,030
                                                                        ------------

ROAD & RAIL - 1.10%
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .      85,950   3,449,174
                                                                        ------------
TOTAL INDUSTRIALS. . . . . . . . . . . . . . . . . . . . . .              15,492,076
                                                                        ------------

INFORMATION TECHNOLOGY - 5.46%
COMMUNICATIONS EQUIPMENT - 1.71%
Cisco Systems, Inc.* . . . . . . . . . . . . . . . . . . . .     271,325   4,688,496
Nokia Oyj - ADR (Finland) (Note 7) . . . . . . . . . . . . .      24,775     395,904
Polycom, Inc.* . . . . . . . . . . . . . . . . . . . . . . .      10,650     162,519
Scientific-Atlanta, Inc. . . . . . . . . . . . . . . . . . .       3,050      93,269
                                                                        ------------
                                                                           5,340,188
                                                                        ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                   VALUE
PRO-BLENDR EXTENDED TERM SERIES                                       SHARES     (NOTE 2)
-------------------------------------------------------------------  ---------  -----------
INFORMATION TECHNOLOGY (continued)
COMPUTERS & PERIPHERALS - 0.10%
EMC Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     10,750  $  141,040
Logitech International S.A. - ADR* (Switzerland) (Note 7) . . . . .      2,825     163,709
                                                                              ------------
                                                                                   304,749
                                                                              ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.18%
Digital Theater Systems, Inc. (DTS)*. . . . . . . . . . . . . . . .      8,500     143,650
KEYENCE Corp. (Japan) (Note 7). . . . . . . . . . . . . . . . . . .        300      66,393
Mabuchi Motor Co. Ltd. (Japan) (Note 7) . . . . . . . . . . . . . .        800      48,078
Mettler-Toledo International, Inc.* (Switzerland) (Note 7). . . . .      3,900     178,815
Solectron Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . .     38,150     125,895
                                                                              ------------
                                                                                   562,831
                                                                              ------------

INTERNET SOFTWARE & SERVICES - 0.06%
Blue Coat Systems, Inc.*. . . . . . . . . . . . . . . . . . . . . .     11,100     159,840
Online Resources Corp.* . . . . . . . . . . . . . . . . . . . . . .      3,775      32,842
                                                                              ------------
                                                                                   192,682
                                                                              ------------

IT SERVICES - 0.95%
The BISYS Group, Inc.*1 . . . . . . . . . . . . . . . . . . . . . .      5,350      75,542
First Data Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .     76,425   2,906,443
                                                                              ------------
                                                                                 2,981,985
                                                                              ------------

OFFICE ELECTRONICS - 0.02%
Canon, Inc. (Japan) (Note 7). . . . . . . . . . . . . . . . . . . .      1,000      52,275
                                                                              ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.47%
ATI Technologies, Inc.* (Canada) (Note 7) . . . . . . . . . . . . .      7,150     105,820
Cabot Microelectronics Corp.* . . . . . . . . . . . . . . . . . . .      8,050     231,760
Cymer, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,900      96,681
Exar Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .      8,700     110,403
Mindspeed Technologies, Inc.* . . . . . . . . . . . . . . . . . . .     15,075      20,502
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)     31,961     275,184
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . . . .    142,750   3,563,040
Zoran Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .     19,275     203,930
                                                                              ------------
                                                                                 4,607,320
                                                                              ------------

SOFTWARE - 0.97%
Amdocs Ltd.* (Guernsey) (Note 7). . . . . . . . . . . . . . . . . .     11,425     305,162
Blackbaud, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .     17,750     231,638
Business Objects S.A. - ADR* (France) (Note 7). . . . . . . . . . .     11,525     297,460
F-Secure Oyj* (Finland) (Note 7). . . . . . . . . . . . . . . . . .     14,400      35,212
Opsware, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . .     10,550      50,429




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                 VALUE
PRO-BLENDR EXTENDED TERM SERIES                                      SHARES     (NOTE 2)
-----------------------------------------------------------------  ----------  -----------
INFORMATION TECHNOLOGY (continued)
SOFTWARE (continued)
SAP AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . .       1,225  $  191,396
SAP AG - ADR (Germany) (Note 7) . . . . . . . . . . . . . . . . .       3,150     124,205
Secure Computing Corp.* . . . . . . . . . . . . . . . . . . . . .       6,125      54,206
Synopsys, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .      92,100   1,514,124
Verity, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . .      28,625     234,725
                                                                             ------------
                                                                                3,038,557
                                                                             ------------
TOTAL INFORMATION TECHNOLOGY. . . . . . . . . . . . . . . . . . .              17,080,587
                                                                             ------------

MATERIALS - 2.83%
CHEMICALS - 2.40%
Air Liquide S.A. (France) (Note 7). . . . . . . . . . . . . . . .         742     131,784
Bayer AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . .       5,000     163,900
Engelhard Corp. . . . . . . . . . . . . . . . . . . . . . . . . .     103,525   3,170,971
Lanxess* (Germany) (Note 7) . . . . . . . . . . . . . . . . . . .         500      10,302
Lonza Group AG (Switzerland) (Note 7) . . . . . . . . . . . . . .      23,350   1,399,789
Minerals Technologies, Inc. . . . . . . . . . . . . . . . . . . .      40,500   2,645,460
                                                                             ------------
                                                                                7,522,206
                                                                             ------------

PAPER & FOREST PRODUCTS - 0.43%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7) . . . . . . . . . .      38,750   1,189,625
Sappi Ltd. - ADR (South Africa) (Note 7). . . . . . . . . . . . .      14,975     149,450
                                                                             ------------
                                                                                1,339,075
                                                                             ------------
TOTAL MATERIALS . . . . . . . . . . . . . . . . . . . . . . . . .               8,861,281
                                                                             ------------

TELECOMMUNICATION SERVICES - 2.73%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.19%
CT Communications, Inc. . . . . . . . . . . . . . . . . . . . . .       1,075      12,341
D&E Communications, Inc.. . . . . . . . . . . . . . . . . . . . .       5,125      42,640
Deutsche Telekom AG (Germany) (Note 7). . . . . . . . . . . . . .       9,150     170,753
Philippine Long Distance Telephone Co. (Philippines) (Note 7) . .       4,350     111,002
Telecom Italia S.p.A. (Italy) (Note 7). . . . . . . . . . . . . .      58,025     195,470
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico) (Note 7)       1,975      66,952
                                                                             ------------
                                                                                  599,158
                                                                             ------------

WIRELESS TELECOMMUNICATION SERVICES - 2.54%
Globe Telecom, Inc. (Philippines) (Note 7). . . . . . . . . . . .       5,900      88,369
Maxis Communications Berhad (Malaysia) (Note 7) . . . . . . . . .      32,500      82,544
NTT DoCoMo, Inc. (Japan) (Note 7) . . . . . . . . . . . . . . . .         142     219,441
Vodafone Group plc - ADR (United Kingdom) (Note 7). . . . . . . .     288,800   7,549,232
                                                                             ------------
                                                                                7,939,586
                                                                             ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                          SHARES/         VALUE
PRO-BLENDR EXTENDED TERM SERIES                                      PRINCIPAL AMOUNT    (NOTE 2)
-------------------------------------------------------------------  -----------------  ----------
TOTAL TELECOMMUNICATION SERVICES. . . . . . . . . . . . . . . . . .                    $8,538,744
                                                                                      -----------

UTILITIES - 3.06%
ELECTRIC UTILITIES - 1.89%
Allegheny Energy, Inc.* . . . . . . . . . . . . . . . . . . . . . .            227,250  5,553,990
E.ON AG (Germany) (Note 7). . . . . . . . . . . . . . . . . . . . .              3,250    272,925
Westar Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . .              3,850     88,165
                                                                                      -----------
                                                                                        5,915,080
                                                                                      -----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.07%
NRG Energy, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .            107,450  3,341,695
                                                                                      -----------

MULTI-UTILITIES - 0.10%
Aquila, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . .             46,175    158,842
National Grid Transco plc (United Kingdom) (Note 7) . . . . . . . .              8,475     83,254
Suez S.A. (France) (Note 7) . . . . . . . . . . . . . . . . . . . .              2,575     69,926
                                                                                      -----------
                                                                                          312,022
                                                                                      -----------
TOTAL UTILITIES . . . . . . . . . . . . . . . . . . . . . . . . . .                     9,568,797
                                                                                      -----------

TOTAL COMMON STOCKS
(Identified Cost $189,336,109). . . . . . . . . . . . . . . . . . .                   213,767,026
                                                                                      -----------

CORPORATE BONDS - 3.93%
CONSUMER DISCRETIONARY - 0.80%
MEDIA - 0.40%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011.  $         500,000    549,286
Comcast Cable Communications, Inc., 6.75%, 1/30/2011. . . . . . . .            430,000    471,971
The Walt Disney Co., 6.375%, 3/1/2012 . . . . . . . . . . . . . . .            215,000    234,487
                                                                                      -----------
                                                                                        1,255,744
                                                                                      -----------

MULTILINE RETAIL - 0.22%
JC Penney Co., Inc., 8.00%, 3/1/2010. . . . . . . . . . . . . . . .            275,000    301,125
Target Corp., 5.875%, 3/1/2012. . . . . . . . . . . . . . . . . . .            365,000    391,298
                                                                                      -----------
                                                                                          692,423
                                                                                      -----------

SPECIALTY RETAIL - 0.18%
The Gap, Inc.4, 10.05%, 12/15/2008. . . . . . . . . . . . . . . . .            205,000    236,900
Lowe's Companies, Inc., 8.25%, 6/1/2010 . . . . . . . . . . . . . .            265,000    311,491
                                                                                      -----------
                                                                                          548,391
                                                                                      -----------
TOTAL CONSUMER DISCRETIONARY. . . . . . . . . . . . . . . . . . . .                     2,496,558
                                                                                      -----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                          VALUE
PRO-BLENDR EXTENDED TERM SERIES                                       PRINCIPAL AMOUNT   (NOTE 2)
--------------------------------------------------------------------  -----------------  ---------
CONSUMER STAPLES - 0.15%
BEVERAGES - 0.03%
Diageo Finance BV, 3.875%, 4/1/2011 (Netherlands) (Note 7) . . . . .  $          80,000  $ 77,867
                                                                                       ----------

FOOD & STAPLES RETAILING - 0.05%
The Kroger Co., 7.25%, 6/1/2009. . . . . . . . . . . . . . . . . . .            140,000   152,768
                                                                                       ----------

FOOD PRODUCTS - 0.02%
General Mills, Inc., 6.00%, 2/15/2012. . . . . . . . . . . . . . . .             70,000    75,319
                                                                                       ----------

HOUSEHOLD PRODUCTS - 0.05%
The Procter & Gamble Co., 4.85%, 12/15/2015. . . . . . . . . . . . .            155,000   155,726
                                                                                       ----------
TOTAL CONSUMER STAPLES . . . . . . . . . . . . . . . . . . . . . . .                      461,680
                                                                                       ----------

ENERGY - 0.30%
ENERGY EQUIPMENT & SERVICES - 0.20%
Transocean Sedco (now known as Transocean, Inc.), 6.625%, 4/15/2011
(Cayman Islands) (Note 7). . . . . . . . . . . . . . . . . . . . . .            565,000   619,137
                                                                                       ----------

OIL, GAS & CONSUMABLE FUELS - 0.10%
Amerada Hess Corp., 6.65%, 8/15/2011 . . . . . . . . . . . . . . . .            295,000   317,188
                                                                                       ----------
TOTAL ENERGY . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      936,325
                                                                                       ----------

FINANCIALS - 1.00%
CAPITAL MARKETS - 0.23%
The Goldman Sachs Group, Inc., 6.875%, 1/15/2011 . . . . . . . . . .            215,000   237,617
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012. . . . . . . . . .            215,000   237,533
Merrill Lynch & Co., Inc.,  6.00%, 2/17/2009 . . . . . . . . . . . .            225,000   237,189
                                                                                       ----------
                                                                                          712,339
                                                                                       ----------

COMMERCIAL BANKS - 0.70%
Bank of America Corp., 7.40%, 1/15/2011. . . . . . . . . . . . . . .            545,000   620,001
PNC Funding Corp., 7.50%, 11/1/2009. . . . . . . . . . . . . . . . .            280,000   313,214
U.S. Bank National Association, 6.375%, 8/1/2011 . . . . . . . . . .            575,000   630,804
Wachovia Corp., 5.25%, 8/1/2014. . . . . . . . . . . . . . . . . . .            615,000   629,877
                                                                                       ----------
                                                                                        2,193,896
                                                                                       ----------

DIVERSIFIED FINANCIAL SERVICES - 0.07%
Citigroup, Inc., 5.00%, 9/15/2014. . . . . . . . . . . . . . . . . .            235,000   236,551
                                                                                       ----------
TOTAL FINANCIALS . . . . . . . . . . . . . . . . . . . . . . . . . .                    3,142,786
                                                                                       ----------

HEALTH CARE - 0.15%
PHARMACEUTICALS - 0.15%
Abbott Laboratories, 3.50%, 2/17/2009. . . . . . . . . . . . . . . .            240,000   234,106
Schering-Plough Corp.4, 5.55%, 12/1/2013 . . . . . . . . . . . . . .            225,000   233,487
                                                                                       ----------
TOTAL HEALTH CARE. . . . . . . . . . . . . . . . . . . . . . . . . .                      467,593
                                                                                       ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                         VALUE
PRO-BLENDR EXTENDED TERM SERIES                                      PRINCIPAL AMOUNT   (NOTE 2)
-------------------------------------------------------------------  -----------------  ---------
INDUSTRIALS - 0.71%
AEROSPACE & DEFENSE - 0.13%
Boeing Capital Corp., 6.50%, 2/15/2012. . . . . . . . . . . . . . .  $         215,000  $236,763
Honeywell International, Inc., 7.50%, 3/1/2010. . . . . . . . . . .            140,000   158,345
                                                                                      ----------
                                                                                         395,108
                                                                                      ----------

AIR FREIGHT & LOGISTICS - 0.07%
FedEx Corp., 3.50%, 4/1/2009. . . . . . . . . . . . . . . . . . . .            240,000   232,456
                                                                                      ----------

AIRLINES - 0.05%
Southwest Airlines Co., 5.25%, 10/1/2014. . . . . . . . . . . . . .            160,000   158,008
                                                                                      ----------

INDUSTRIAL CONGLOMERATES - 0.25%
General Electric Capital Corp., 6.75%, 3/15/2032. . . . . . . . . .            535,000   638,462
Tyco International Group S.A., 6.375%, 10/15/2011 . . . . . . . . .            145,000   157,132
                                                                                      ----------
                                                                                         795,594
                                                                                      ----------

MACHINERY - 0.08%
John Deere Capital Corp., 7.00%, 3/15/2012. . . . . . . . . . . . .            205,000   233,449
                                                                                      ----------

ROAD & RAIL - 0.13%
CSX Corp., 6.75%, 3/15/2011 . . . . . . . . . . . . . . . . . . . .            215,000   237,418
Union Pacific Corp., 6.65%, 1/15/2011 . . . . . . . . . . . . . . .            145,000   158,846
                                                                                      ----------
                                                                                         396,264
                                                                                      ----------
TOTAL INDUSTRIALS . . . . . . . . . . . . . . . . . . . . . . . . .                    2,210,879
                                                                                      ----------

INFORMATION TECHNOLOGY - 0.10%
IT SERVICES - 0.10%
First Data Corp., 3.90%, 10/1/2009. . . . . . . . . . . . . . . . .            320,000   313,991
                                                                                      ----------

MATERIALS - 0.10%
METALS & MINING - 0.10%
Alcoa, Inc., 7.375%, 8/1/2010 . . . . . . . . . . . . . . . . . . .            275,000   310,802
                                                                                      ----------

TELECOMMUNICATION SERVICES - 0.29%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.19%
AT&T Wireless (now known as New Cingular Wireless Services, Inc.),
7.875%, 3/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . .            270,000   310,649
Verizon Wireless Capital LLC, 5.375%, 12/15/2006. . . . . . . . . .            300,000   306,051
                                                                                      ----------
                                                                                         616,700
                                                                                      ----------

WIRELESS TELECOMMUNICATION SERVICES - 0.10%
Vodafone Group plc, 7.75%, 2/15/2010 (United Kingdom) (Note 7). . .            270,000   307,390
                                                                                      ----------
TOTAL TELECOMMUNICATION SERVICES. . . . . . . . . . . . . . . . . .                      924,090
                                                                                      ----------

UTILITIES - 0.33%
ELECTRIC UTILITIES - 0.28%
Allegheny Energy Supply Co. LLC2, 8.25%, 4/15/2012. . . . . . . . .            220,000   234,300




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                                VALUE
PRO-BLENDR EXTENDED TERM SERIES                           PRINCIPAL AMOUNT     (NOTE 2)
--------------------------------------------------------  -----------------  ------------
UTILITIES (continued)
ELECTRIC UTILITIES (continued)
American Electric Power Co., Inc., 5.375%, 3/15/2010 . .  $         230,000  $   236,707
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013 . .            135,000      158,997
TXU Energy Co., 7.00%, 3/15/2013 . . . . . . . . . . . .            215,000      238,632
                                                                           -------------
                                                                                 868,636
                                                                           -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.05%
NRG Energy, Inc.2, 8.00%, 12/15/2013 . . . . . . . . . .            150,000      151,500
                                                                           -------------
TOTAL UTILITIES. . . . . . . . . . . . . . . . . . . . .                       1,020,136
                                                                           -------------

TOTAL CORPORATE BONDS
(Identified Cost $12,300,660). . . . . . . . . . . . . .                      12,284,840
                                                                           -------------

U.S. TREASURY SECURITIES - 24.83%
U.S. TREASURY BONDS - 9.60%
U.S. Treasury Bond, 7.25%, 8/15/2022 . . . . . . . . . .              5,000        6,585
U.S. Treasury Bond, 6.00%, 2/15/2026 . . . . . . . . . .          6,035,000    7,140,866
U.S. Treasury Bond, 5.50%, 8/15/2028 . . . . . . . . . .         20,310,000   22,869,385
                                                                           -------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $27,330,760). . . . . . . . . . . . . .                      30,016,836
                                                                           -------------

U.S. TREASURY NOTES - 15.23%
U.S. Treasury Note, 1.625%, 9/30/2005. . . . . . . . . .          8,500,000    8,450,530
U.S. Treasury Note, 1.875%, 12/31/2005 . . . . . . . . .         15,000,000   14,864,655
U.S. Treasury Note, 3.125%, 1/31/2007. . . . . . . . . .          8,000,000    7,933,752
U.S. Treasury Note, 3.00%, 2/15/2008 . . . . . . . . . .         16,700,000   16,380,345
                                                                           -------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $48,421,611). . . . . . . . . . . . . .                      47,629,282
                                                                           -------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $75,752,371). . . . . . . . . . . . . .                      77,646,118
                                                                           -------------

U.S. GOVERNMENT AGENCIES - 5.24%
MORTGAGE BACKED SECURITIES - 5.18%
Fannie Mae, TBA3, 5.00%, 6/1/2020. . . . . . . . . . . .            825,000      829,125
Fannie Mae, TBA3, 4.50%, 7/1/2020. . . . . . . . . . . .          1,025,000    1,010,266
Fannie Mae, TBA3, 5.00%, 7/1/2033. . . . . . . . . . . .          1,840,000    1,812,974
Fannie Mae, TBA3, 5.50%, 5/1/2035. . . . . . . . . . . .          2,790,000    2,816,156
Fannie Mae, TBA3, 6.00%, 5/1/2035. . . . . . . . . . . .          1,220,000    1,252,406
Fannie Mae, TBA3, 6.50%, 5/1/2035. . . . . . . . . . . .            895,000      930,521
Federal Home Loan Mortgage Corp., TBA3, 5.00%, 6/1/2020.            695,000      698,692
Federal Home Loan Mortgage Corp., TBA3, 4.50%, 7/1/2020.          1,105,000    1,089,116
Federal Home Loan Mortgage Corp., TBA3, 6.00%, 5/1/2035.            610,000      626,012




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                           PRINCIPAL AMOUNT/      VALUE
PRO-BLENDR EXTENDED TERM SERIES                                 SHARES           (NOTE 2)
--------------------------------------------------------  -------------------  ------------
MORTGAGE BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp., TBA3, 5.00%, 6/1/2035.  $        1,270,000   $ 1,254,919
Federal Home Loan Mortgage Corp., TBA3, 5.50%, 6/1/2035.           1,630,000     1,643,754
GNMA, TBA3, 5.50%, 5/15/2033 . . . . . . . . . . . . . .             775,000       788,078
GNMA, TBA3, 5.00%, 6/15/2033 . . . . . . . . . . . . . .             395,000       393,395
GNMA, TBA3, 6.00%, 5/1/2033. . . . . . . . . . . . . . .             460,000       474,231
GNMA, TBA3, 6.50%, 5/1/2035. . . . . . . . . . . . . . .             535,000       559,911
                                                                            --------------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $16,179,022). . . . . . . . . . . . . .                        16,179,556
                                                                            --------------

OTHER AGENCIES - 0.06%
Fannie Mae, 4.25%, 7/15/2007 . . . . . . . . . . . . . .             190,000       191,327
Fannie Mae, 5.75%, 2/15/2008 . . . . . . . . . . . . . .               5,000         5,229
                                                                            --------------

TOTAL OTHER AGENCIES
(Identified Cost $200,705) . . . . . . . . . . . . . . .                           196,556
                                                                            --------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $16,379,727). . . . . . . . . . . . . .                        16,376,112
                                                                            --------------

SHORT-TERM INVESTMENTS - 7.14%
Dreyfus Treasury Cash Management - Institutional Shares.           6,718,049     6,718,049
Fannie Mae Discount Note, 6/6/2005 . . . . . . . . . . .  $       12,000,000    11,965,920
Federal Home Loan Bank Discount Note, 6/15/2005. . . . .           1,520,000     1,514,742
Federal Home Loan Bank Discount Note, 7/18/2005. . . . .           2,130,000     2,116,697
                                                                            --------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $22,315,408). . . . . . . . . . . . . .                        22,315,408
                                                                            --------------

TOTAL INVESTMENTS - 109.52%
(Identified Cost $316,084,275) . . . . . . . . . . . . .                       342,389,504

LIABILITIES, LESS OTHER ASSETS - (9.52%) . . . . . . . .                       (29,774,167)
                                                                            --------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                    $  312,615,337
                                                                            ==============




*Non-income  producing  security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
2Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $385,800 or 0.12% of the Series' net assets as of April 30, 2005.
3Security purchased on a forward commitment or when-issued basis. TBA - to be announced.
4The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon stated is the rate as of 4/30/05. ADR - American Depository Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement of Assets and Liabilities - Pro-BlendR Extended Term Series
(unaudited)


April  30,  2005




ASSETS:
Investments, at value (identified cost $316,084,275) (Note 2). .  $342,389,504
Foreign currency, at value (cost $19,197). . . . . . . . . . . .        19,152
Interest receivable. . . . . . . . . . . . . . . . . . . . . . .       771,691
Receivable for fund shares sold. . . . . . . . . . . . . . . . .       208,686
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .       185,790
Receivable for securities sold . . . . . . . . . . . . . . . . .       146,118
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . .        81,268
                                                                  ------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   343,802,209
                                                                  ------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . .       244,350
Accrued fund accounting and transfer agent fees (Note 3) . . . .        31,203
Accrued chief compliance officer services (Note 3) . . . . . . .           600
Payable for securities purchased . . . . . . . . . . . . . . . .    30,750,666
Payable for fund shares repurchased. . . . . . . . . . . . . . .       133,461
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . .        21,186
Other payables and accrued expenses. . . . . . . . . . . . . . .         5,406
                                                                  ------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . .    31,186,872
                                                                  ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $312,615,337
                                                                  ============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . .  $    210,336
Additional paid-in-capital . . . . . . . . . . . . . . . . . . .   277,834,861
Undistributed net investment income. . . . . . . . . . . . . . .     1,007,828
Accumulated net realized gain on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . . . .     7,253,769
Net unrealized appreciation on investments and other assets and
liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . .    26,308,543
                                                                  ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $312,615,337
                                                                  ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($312,615,337/21,033,662 shares) . . .  $      14.86
                                                                  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement of  Operations  -  Pro-BlendR  Extended  Term  Series  (unaudited)


For  the  Six  Months  Ended  April  30,  2005




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $108,858). .  $ 1,689,371
Interest . . . . . . . . . . . . . . . . . . . . . .    1,377,630
                                                      ------------

Total Investment Income. . . . . . . . . . . . . . .    3,067,001
                                                      ------------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . .    1,484,118
Fund accounting and transfer agent fees (Note 3) . .      195,868
Directors' fees (Note 3) . . . . . . . . . . . . . .        3,352
Chief compliance officer services (Note 3) . . . . .        2,343
Custodian fees . . . . . . . . . . . . . . . . . . .       22,800
Miscellaneous. . . . . . . . . . . . . . . . . . . .       53,712
                                                      ------------

Total Expenses . . . . . . . . . . . . . . . . . . .    1,762,193
Less reduction of expenses (Note 3). . . . . . . . .      (23,040)
                                                      ------------

Net Expenses . . . . . . . . . . . . . . . . . . . .    1,739,153
                                                      ------------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . .    1,327,848
                                                      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments. . . . . . . . . . . . . . . . . . . . .    7,961,450
Foreign currency and other assets and liabilities. .         (686)
                                                      ------------

                                                        7,960,764
                                                      ------------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . . .    6,873,562
Foreign currency and other assets and liabilities. .         (333)
                                                      ------------

                                                        6,873,229
                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . .   14,833,993
                                                      ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . .  $16,161,841
                                                      ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements of Changes in Net Assets - Pro-BlendR Extended Term Series
(unaudited)




                                                         FOR THE SIX
                                                         MONTHS ENDED      FOR THE
                                                           4/30/05       YEAR ENDED
                                                          (UNAUDITED)     10/31/04
                                                        -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $   1,327,848   $  2,119,940
Net realized gain on investments . . . . . . . . . . .      7,960,764      6,426,030
Net change in unrealized appreciation on investments .      6,873,229     16,562,167
                                                        --------------  -------------

Net increase from operations . . . . . . . . . . . . .     16,161,841     25,108,137
                                                        --------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income . . . . . . . . . . . . . .     (1,401,021)    (1,777,536)
From net realized gain on investments. . . . . . . . .     (6,925,216)    (1,383,424)
                                                        --------------  -------------

Total distributions to shareholders. . . . . . . . . .     (8,326,237)    (3,160,960)
                                                        --------------  -------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions
(Note 5) . . . . . . . . . . . . . . . . . . . . . . .     29,182,514     44,612,219
                                                        --------------  -------------

Net increase in net assets . . . . . . . . . . . . . .     37,018,118     66,559,396

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .    275,597,219    209,037,823
                                                        --------------  -------------

END OF PERIOD (including undistributed net investment
income of $1,007,828 and $1,081,001, respectively) . .  $ 312,615,337   $275,597,219
                                                        ==============  =============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Pro-BlendR Extended  Term  Series  (unaudited)




                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                       4/30/05                              FOR THE YEARS ENDED
                                                     (UNAUDITED)          10/31/04          10/31/03    10/31/02   10/31/01
                                                    --------------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $       14.45   $              13.14   $   11.55   $   13.09   $   14.03
                                                    --------------  ---------------------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . .           0.06                   0.11        0.11        0.19        0.32
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . .           0.78                   1.39        1.66       (0.86)      (0.13)
                                                    --------------  ---------------------  ----------  ----------  ----------

Total from investment operations . . . . . . . . .           0.84                   1.50        1.77       (0.67)       0.19
                                                    --------------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . .          (0.07)                 (0.10)      (0.18)      (0.25)      (0.35)
From net realized gain on investments. . . . . . .          (0.36)                 (0.09)          -       (0.62)      (0.78)
                                                    --------------  ---------------------  ----------  ----------  ----------

Total distributions to shareholders. . . . . . . .          (0.43)                 (0.19)      (0.18)      (0.87)      (1.13)
                                                    --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $       14.86   $              14.45   $   13.14   $   11.55   $   13.09
                                                    ==============  =====================  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . . . . . .           5.79%                 11.52%      15.45%     (5.74%)       1.37%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .         1.17%2                   1.17%       1.17%       1.19%       1.20%
Net investment income. . . . . . . . . . . . . . .         0.89%2                   0.86%       0.90%       1.61%       2.26%

Portfolio turnover . . . . . . . . . . . . . . . .             25%                    50%         67%         82%         75%

NET ASSETS - END OF PERIOD (000's omitted) . . . .  $     312,615   $            275,597   $ 209,038   $ 156,182   $  87,460
                                                    ==============  =====================  ==========  ==========  ==========



                                                    FOR THE
                                                   YEAR ENDED
                                                    10/31/00
                                                   ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $ 12.74
                                                    --------

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . .     0.29
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . .     1.97
                                                    --------

Total from investment operations . . . . . . . . .     2.26
                                                    --------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . .    (0.28)
From net realized gain on investments. . . . . . .    (0.69)
                                                    --------

Total distributions to shareholders. . . . . . . .    (0.97)
                                                    --------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $ 14.03
                                                    ========

Total return1. . . . . . . . . . . . . . . . . . .    18.83%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .     1.20%
Net investment income. . . . . . . . . . . . . . .     2.55%

Portfolio turnover . . . . . . . . . . . . . . . .       95%

NET ASSETS - END OF PERIOD (000's omitted) . . . .  $89,672
                                                    ========




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



0.02%2  0.04%    N/A  N/A  0.03%  N/A




1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
2Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  -  Pro-BlendR Maximum  Term  Series  (unaudited)




                                                                   Average Annual Total Returns
                                                                        As of April 30, 2005
                                                      --------------------------------------------------

                                                                   One                Five      Since
                                                                  Year                Year   Inception1
                                                      -----------------------------  ------  -----------
Exeter Fund, Inc. - Pro-BlendR  Maximum Term Series2                          9.41%   6.37%       11.31%

Standard & Poor's (S&P) 500 Total Return Index3. . .                          6.33%  -2.94%        9.27%

85%/15% Blended Index3 . . . . . . . . . . . . . . .                          6.21%  -1.21%        9.08%




The following graph compares the value of a $10,000 investment in the Exeter Fund, Inc. - Pro-BlendR Maximum Term Series from its inception1 (11/1/95) to present (4/30/05) to the S&P 500 Total Return Index and an 85%/15% Blended Index.


Data  for  line  graph  to  follow:




             Exeter Fund, Inc.              S&P 500
Date    Pro-BlendR Maximum Term Series  Total Return Index  85%/15% Blended Index
11/1/95                        $10,000             $10,000                $10,000
10/31/96                        11,521              12,408                 12,114
10/31/97                        14,604              16,392                 15,565
10/31/98                        13,730              19,996                 18,764
10/31/99                        17,345              25,127                 22,788
10/31/00                        22,263              26,656                 24,243
10/31/01                        20,926              20,022                 19,482
10/31/02                        18,692              16,999                 17,158
10/31/03                        22,656              20,532                 20,364
10/31/04                        26,100              22,464                 22,168
4/30/05                         27,672              23,200                 22,819




1Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series' inception date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market. The 85%/15% Blended Index is 85% S&P 500 Total Return Index and 15% Lehman Brothers U.S. Government/Credit Bond Index. The Lehman Brothers U.S. Government/Credit Bond Index is a market value weighted measure of over 3,000 investment grade corporate, government and mortgage backed securities with maturities greater than one year. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Shareholder  Expense  Example  -  Pro-BlendR Maximum  Term  Series  (unaudited)


As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wore charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               BEGINNING         ENDING       EXPENSES PAID
                             ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                11/1/04         4/30/05      11/1/04-4/30/05
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,060.20  $           6.13
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,018.84  $           6.01



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year; therefore, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights. The Series' total return would have been lower had certain expenses not been waived during the period.

Portfolio  Composition  -  Pro-BlendR Maximum  Term  Series  (unaudited)


As  of  April  30,  2005


Data  for  pie  chart  to  follow:



ASSET ALLOCATION*
Cash, short-term investments, and liabilities, less other assets   7.29%
Common Stocks. . . . . . . . . . . . . . . . . . . . . . . . . .  85.47%
U.S. Treasury Bonds1 . . . . . . . . . . . . . . . . . . . . . .   7.24%




*As  a  percentage  of  net  assets.
1A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.




STOCK SECTOR ALLOCATION*
Consumer Discretionary . .  14.80%
Consumer Staples . . . . .  11.00%
Energy . . . . . . . . . .   9.08%
Financials . . . . . . . .   8.12%
Health Care. . . . . . . .  15.04%
Industrials. . . . . . . .   7.00%
Information Technology . .   7.80%
Materials. . . . . . . . .   4.97%
Telecommunication Services   3.36%
Utilities. . . . . . . . .   3.50%




*As  a  percentage  of  total  investments.




TOP TEN STOCK HOLDINGS*
Nestle S.A. (Switzerland) . . . . . . . . . .  3.13%
Schering-Plough Corp. . . . . . . . . . . . .  3.10%
Vodafone Group plc - ADR (United Kingdom) . .  2.82%
WebMD Corp. . . . . . . . . . . . . . . . . .  2.68%
Unilever plc - ADR (United Kingdom) . . . . .  2.62%
Schlumberger Ltd. . . . . . . . . . . . . . .  2.53%
Time Warner, Inc. . . . . . . . . . . . . . .  2.42%
Novartis AG - ADR (Switzerland) . . . . . . .  2.32%
Cablevision Systems New York Group - Class A.  2.26%
Allegheny Energy, Inc.. . . . . . . . . . . .  1.91%




*As  a  percentage  of  total  investments.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                         VALUE
PRO-BLENDR MAXIMUM TERM SERIES                               SHARES     (NOTE 2)
----------------------------------------------------------  ---------  -----------

COMMON STOCKS - 85.47%
CONSUMER DISCRETIONARY - 14.90%
AUTOMOBILES - 0.02%
Bayerische Motoren Werke AG (BMW) (Germany) (Note 7) . . .        525  $   22,108
                                                                     ------------

DIVERSIFIED CONSUMER SERVICES - 1.45%
Weight Watchers International, Inc.* . . . . . . . . . . .     53,525   2,234,669
                                                                     ------------

HOTELS, RESTAURANTS & LEISURE - 1.31%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . . .     36,200   1,769,456
Club Mediterranee S.A.* (France) (Note 7). . . . . . . . .      3,725     175,943
Mikohn Gaming Corp.* . . . . . . . . . . . . . . . . . . .      2,450      34,594
Shangri-La Asia Ltd. (Hong Kong) (Note 7). . . . . . . . .     25,000      38,166
                                                                     ------------
                                                                        2,018,159
                                                                     ------------

HOUSEHOLD DURABLES - 0.26%
Corporacion GEO S.A. de C.V. - Series B* (Mexico) (Note 7)     22,025      45,919
Hunter Douglas N.V. (Netherlands) (Note 7) . . . . . . . .      1,450      69,346
Interface, Inc. - Class A* . . . . . . . . . . . . . . . .     10,575      63,450
Libbey, Inc. . . . . . . . . . . . . . . . . . . . . . . .        750      13,148
Sony Corp. - ADR (Japan) (Note 7). . . . . . . . . . . . .      5,475     200,987
                                                                     ------------
                                                                          392,850
                                                                     ------------

INTERNET & CATALOG RETAIL - 0.08%
IAC/InterActiveCorp* . . . . . . . . . . . . . . . . . . .      6,000     130,440
                                                                     ------------

LEISURE EQUIPMENT & PRODUCTS - 0.13%
Callaway Golf Co.. . . . . . . . . . . . . . . . . . . . .      2,975      32,070
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . .      2,275      43,043
K2, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .      1,475      18,762
Leapfrog Enterprises, Inc. - Class A*. . . . . . . . . . .      2,925      29,279
Sega Sammy Holdings, Inc. (Japan) (Note 7) . . . . . . . .      1,200      70,629
                                                                     ------------
                                                                          193,783
                                                                     ------------

MEDIA - 7.66%
Acme Communications, Inc.* . . . . . . . . . . . . . . . .     12,250      50,482
Belo Corp. - Class A . . . . . . . . . . . . . . . . . . .      2,600      60,918
Cablevision Systems Corp. - Class A* . . . . . . . . . . .    135,025   3,503,899
The E.W. Scripps Co. - Class A . . . . . . . . . . . . . .     34,900   1,777,457
Harris Interactive, Inc.*. . . . . . . . . . . . . . . . .     35,625     148,200
Impresa S.A. (SGPS)* (Portugal) (Note 7) . . . . . . . . .      9,075      64,354
Media Capital S.A. (SGPS)* (Portugal) (Note 7) . . . . . .      9,625      67,387
News Corp. - Class A . . . . . . . . . . . . . . . . . . .      5,400      82,512
Pearson plc (United Kingdom) (Note 7). . . . . . . . . . .    151,775   1,839,258
PT Multimedia S.A. (SGPS)* (Portugal) (Note 7) . . . . . .      2,050      48,493




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                         VALUE
PRO-BLENDR MAXIMUM TERM SERIES                               SHARES     (NOTE 2)
---------------------------------------------------------  ----------  -----------
CONSUMER DISCRETIONARY (continued)
MEDIA (continued)
Reed Elsevier plc - ADR (United Kingdom) (Note 7) . . . .       3,550  $  140,154
Time Warner, Inc.*. . . . . . . . . . . . . . . . . . . .     222,900   3,746,949
VNU N.V. (Netherlands) (Note 7) . . . . . . . . . . . . .       5,997     167,947
Wolters Kluwer N.V. (Netherlands) (Note 7). . . . . . . .       4,150      73,440
                                                                     ------------
                                                                       11,771,450
                                                                     ------------

MULTILINE RETAIL - 0.02%
Don Quijote Co. Ltd. (Japan) (Note 7) . . . . . . . . . .         600      36,631
                                                                     ------------

SPECIALTY RETAIL - 3.93%
Build-A-Bear-Workshop, Inc.*. . . . . . . . . . . . . . .       2,575      69,036
Douglas Holding AG (Germany) (Note 7) . . . . . . . . . .       4,650     156,616
Foot Locker, Inc. . . . . . . . . . . . . . . . . . . . .       2,075      55,319
KOMERI Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . .       1,100      27,859
Office Depot, Inc.* . . . . . . . . . . . . . . . . . . .      77,450   1,516,471
RadioShack Corp.. . . . . . . . . . . . . . . . . . . . .      91,275   2,279,137
Staples, Inc. . . . . . . . . . . . . . . . . . . . . . .     101,437   1,934,404
                                                                     ------------
                                                                        6,038,842
                                                                     ------------

TEXTILES, APPAREL & LUXURY GOODS - 0.04%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)         850      59,620
                                                                     ------------
TOTAL CONSUMER DISCRETIONARY. . . . . . . . . . . . . . .              22,898,552
                                                                     ------------

CONSUMER STAPLES - 11.07%
BEVERAGES - 1.16%
The Coca-Cola Co. . . . . . . . . . . . . . . . . . . . .      38,900   1,689,816
Diageo plc (United Kingdom) (Note 7). . . . . . . . . . .       2,275      33,604
Grupo Modelo S.A. de C.V. - Series C (Mexico) (Note 7). .      10,800      30,785
Scottish & Newcastle plc (United Kingdom) (Note 7). . . .       4,075      35,248
                                                                     ------------
                                                                        1,789,453
                                                                     ------------

FOOD & STAPLES RETAILING - 2.28%
Carrefour S.A. (France) (Note 7). . . . . . . . . . . . .      37,925   1,830,357
Metro AG (Germany) (Note 7) . . . . . . . . . . . . . . .         700      37,072
Pathmark Stores, Inc.*. . . . . . . . . . . . . . . . . .      10,575      81,639
Tesco plc (United Kingdom) (Note 7) . . . . . . . . . . .       6,600      38,794
Wal-Mart Stores, Inc. . . . . . . . . . . . . . . . . . .      32,225   1,519,086
                                                                     ------------
                                                                        3,506,948
                                                                     ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                               VALUE
PRO-BLENDR MAXIMUM TERM SERIES                                     SHARES     (NOTE 2)
---------------------------------------------------------------  ----------  -----------
CONSUMER STAPLES (continued)
FOOD PRODUCTS - 5.98%
Cadbury Schweppes plc (United Kingdom) (Note 7) . . . . . . . .      14,250  $  142,772
Chiquita Brands International, Inc. . . . . . . . . . . . . . .       1,050      26,303
Groupe Danone (France) (Note 7) . . . . . . . . . . . . . . . .         400      37,272
The Hain Celestial Group, Inc.* . . . . . . . . . . . . . . . .       2,100      37,275
Lancaster Colony Corp.. . . . . . . . . . . . . . . . . . . . .         375      15,585
Nestle S.A. (Switzerland) (Note 7). . . . . . . . . . . . . . .      18,500   4,844,796
Ralcorp Holdings, Inc.. . . . . . . . . . . . . . . . . . . . .         575      22,781
Unilever plc - ADR (United Kingdom) (Note 7). . . . . . . . . .     105,807   4,058,757
                                                                           ------------
                                                                              9,185,541
                                                                           ------------

HOUSEHOLD PRODUCTS - 0.22%
Henkel KgaA (Germany) (Note 7). . . . . . . . . . . . . . . . .         725      62,236
Kao Corp. (Japan) (Note 7). . . . . . . . . . . . . . . . . . .       2,000      46,265
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7) .      13,925     197,781
Reckitt Benckiser plc (United Kingdom) (Note 7) . . . . . . . .       1,175      37,963
                                                                           ------------
                                                                                344,245
                                                                           ------------

PERSONAL PRODUCTS - 1.43%
Clarins S.A. (France) (Note 7). . . . . . . . . . . . . . . . .       3,232     194,461
The Estee Lauder Companies, Inc. - Class A. . . . . . . . . . .      49,850   1,914,738
Shiseido Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . . . .       7,000      89,211
                                                                           ------------
                                                                              2,198,410
                                                                           ------------
TOTAL CONSUMER STAPLES. . . . . . . . . . . . . . . . . . . . .              17,024,597
                                                                           ------------

ENERGY - 9.14%
ENERGY EQUIPMENT & SERVICES - 7.47%
Abbot Group plc (United Kingdom) (Note 7) . . . . . . . . . . .      33,125     134,017
Atwood Oceanics, Inc.*. . . . . . . . . . . . . . . . . . . . .         800      45,656
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . . . . .      38,425   1,695,311
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7)         775      60,843
Cooper Cameron Corp.* . . . . . . . . . . . . . . . . . . . . .      17,225     946,341
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . . .       2,750     105,710
National-Oilwell Varco, Inc.* . . . . . . . . . . . . . . . . .      16,036     637,271
Pride International, Inc.*. . . . . . . . . . . . . . . . . . .       8,625     192,337
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . .      57,200   3,913,052
Smedvig ASA - Class A (Norway) (Note 7) . . . . . . . . . . . .       5,500      96,053
Transocean, Inc.* . . . . . . . . . . . . . . . . . . . . . . .      26,175   1,213,735
Weatherford International Ltd.* . . . . . . . . . . . . . . . .      46,775   2,439,316
                                                                           ------------
                                                                             11,479,642
                                                                           ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                            VALUE
PRO-BLENDR MAXIMUM TERM SERIES                                  SHARES     (NOTE 2)
------------------------------------------------------------  ----------  -----------
ENERGY (continued)
OIL, GAS & CONSUMABLE FUELS - 1.67%
Amerada Hess Corp. . . . . . . . . . . . . . . . . . . . . .      21,550  $2,018,157
BP plc (United Kingdom) (Note 7) . . . . . . . . . . . . . .       3,450      35,158
Eni S.p.A. (Italy) (Note 7). . . . . . . . . . . . . . . . .       7,075     177,649
Forest Oil Corp.*. . . . . . . . . . . . . . . . . . . . . .       3,600     138,708
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)       2,625      96,469
Shell Transport & Trading Co. plc (United Kingdom) (Note 7).       4,400      39,424
Total S.A. (France) (Note 7) . . . . . . . . . . . . . . . .         300      66,602
                                                                        ------------
                                                                           2,572,167
                                                                        ------------
TOTAL ENERGY . . . . . . . . . . . . . . . . . . . . . . . .              14,051,809
                                                                        ------------

FINANCIALS - 8.17%
CAPITAL MARKETS - 2.97%
The Bank of New York Co., Inc. . . . . . . . . . . . . . . .      88,900   2,483,866
Deutsche Bank AG (Germany) (Note 7). . . . . . . . . . . . .       1,750     142,680
SEI Investments Co.. . . . . . . . . . . . . . . . . . . . .      59,200   1,942,352
                                                                        ------------
                                                                           4,568,898
                                                                        ------------

COMMERCIAL BANKS - 3.96%
Banca Intesa S.p.A. (Italy) (Note 7) . . . . . . . . . . . .      13,450      63,831
Banco BPI S.A. (Portugal) (Note 7) . . . . . . . . . . . . .      10,125      40,656
Banco Espirito Santo S.A. (BES) (Portugal) (Note 7). . . . .       1,775      29,926
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany)
(Note 7) . . . . . . . . . . . . . . . . . . . . . . . . . .       4,600     108,932
BNP Paribas S.A. (France) (Note 7) . . . . . . . . . . . . .         650      42,580
Commerzbank AG* (Germany) (Note 7) . . . . . . . . . . . . .       4,525      98,537
Metropolitan Bank & Trust Co. (Philippines) (Note 7) . . . .     145,125      84,531
PNC Financial Services Group, Inc. . . . . . . . . . . . . .      36,725   1,954,872
Societe Generale (France) (Note 7) . . . . . . . . . . . . .         300      29,691
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . .      60,800   1,696,320
UniCredito Italiano S.p.A. (Italy) (Note 7). . . . . . . . .      12,925      72,027
Wachovia Corp. . . . . . . . . . . . . . . . . . . . . . . .      36,425   1,864,232
                                                                        ------------
                                                                           6,086,135
                                                                        ------------

CONSUMER FINANCE - 0.05%
MoneyGram International, Inc.. . . . . . . . . . . . . . . .       2,275      44,135
Takefuji Corp. (Japan) (Note 7). . . . . . . . . . . . . . .         450      28,503
                                                                        ------------
                                                                              72,638
                                                                        ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                              VALUE
PRO-BLENDR MAXIMUM TERM SERIES                    SHARES     (NOTE 2)
----------------------------------------------  ----------  -----------
FINANCIALS (continued)
DIVERSIFIED FINANCIAL SERVICES - 0.97%
ING Groep N.V. (Netherlands) (Note 7). . . . .       2,575  $   69,926
Principal Financial Group, Inc.. . . . . . . .      36,400   1,422,512
                                                          ------------
                                                             1,492,438
                                                          ------------

INSURANCE - 0.15%
Allianz AG (Germany) (Note 7). . . . . . . . .         325      38,586
Assicurazioni Generali S.p.A. (Italy) (Note 7)       2,275      69,655
Axa (France) (Note 7). . . . . . . . . . . . .       3,575      87,374
Muenchener Rueckver AG (Germany) (Note 7). . .         275      30,077
                                                          ------------
                                                               225,692
                                                          ------------

REAL ESTATE - 0.05%
SM Prime Holdings, Inc. (Philippines) (Note 7)     591,525      80,941
                                                          ------------

THRIFTS & MORTGAGE FINANCE - 0.02%
Flagstar Bancorp, Inc. . . . . . . . . . . . .       1,900      36,176
                                                          ------------
TOTAL FINANCIALS . . . . . . . . . . . . . . .              12,562,918
                                                          ------------

HEALTH CARE - 15.14%
BIOTECHNOLOGY - 1.42%
BioMarin Pharmaceutical, Inc.* . . . . . . . .      21,000     124,530
Caliper Life Sciences, Inc.* . . . . . . . . .      12,000      69,480
Chiron Corp.*. . . . . . . . . . . . . . . . .       5,450     186,118
Diversa Corp.* . . . . . . . . . . . . . . . .      20,800     109,200
Millennium Pharmaceuticals, Inc.*. . . . . . .     177,325   1,553,367
Neurocrine Biosciences, Inc.*. . . . . . . . .       1,600      55,936
Xenogen Corp.* . . . . . . . . . . . . . . . .      18,375      81,953
                                                          ------------
                                                             2,180,584
                                                          ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.45%
Advanced Neuromodulation Systems, Inc.*. . . .       5,450     164,099
Conceptus, Inc.* . . . . . . . . . . . . . . .      12,625      77,139
DENTSPLY International, Inc. . . . . . . . . .       3,350     183,111
Millipore Corp.* . . . . . . . . . . . . . . .       1,425      68,714
Thermo Electron Corp.* . . . . . . . . . . . .       3,675      91,801
Varian, Inc.*. . . . . . . . . . . . . . . . .       2,300      76,291
Viasys Healthcare, Inc.* . . . . . . . . . . .       1,950      41,418
                                                          ------------
                                                               702,573
                                                          ------------

HEALTH CARE PROVIDERS & SERVICES - 3.84%
Allscripts Healthcare Solutions, Inc.* . . . .      13,625     178,351
American Healthways, Inc.* . . . . . . . . . .       1,850      69,097
AmerisourceBergen Corp.. . . . . . . . . . . .       2,025     124,092
AMN Healthcare Services, Inc.* . . . . . . . .      11,075     163,578
Cross Country Healthcare, Inc.*. . . . . . . .      10,775     173,585




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                               VALUE
PRO-BLENDR MAXIMUM TERM SERIES                                     SHARES     (NOTE 2)
---------------------------------------------------------------  ----------  -----------
HEALTH CARE (continued)
HEALTH CARE PROVIDERS & SERVICES (continued)
Eclipsys Corp.* . . . . . . . . . . . . . . . . . . . . . . . .      10,925  $  147,597
Express Scripts, Inc.*. . . . . . . . . . . . . . . . . . . . .       2,075     186,003
HCA, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,200     122,848
McKesson Corp.. . . . . . . . . . . . . . . . . . . . . . . . .       4,025     148,925
Medical Staffing Network Holdings, Inc.*. . . . . . . . . . . .       4,525      25,250
Omnicell, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .      41,475     255,071
Triad Hospitals, Inc.*. . . . . . . . . . . . . . . . . . . . .       3,125     160,156
WebMD Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . .     436,200   4,143,900
                                                                           ------------
                                                                              5,898,453
                                                                           ------------

PHARMACEUTICALS - 9.43%
AstraZeneca plc (United Kingdom) (Note 7) . . . . . . . . . . .         675      29,383
AstraZeneca plc - ADR (United Kingdom) (Note 7) . . . . . . . .       1,550      68,123
Bristol-Myers Squibb Co.. . . . . . . . . . . . . . . . . . . .       4,925     128,050
GlaxoSmithKline plc (United Kingdom) (Note 7) . . . . . . . . .      12,275     307,344
GlaxoSmithKline plc - ADR (United Kingdom) (Note 7) . . . . . .      54,825   2,771,404
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . .       3,800     128,820
Novartis AG - ADR (Switzerland) (Note 7). . . . . . . . . . . .      73,500   3,581,655
Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .      64,525   1,753,144
Roche Holding AG - ADR (Switzerland) (Note 7) . . . . . . . . .       1,150      69,360
Sanofi-Aventis (France) (Note 7). . . . . . . . . . . . . . . .         562      49,473
Sanofi-Aventis - ADR (France) (Note 7). . . . . . . . . . . . .       1,450      64,337
Schering AG (Germany) (Note 7). . . . . . . . . . . . . . . . .       5,525     362,645
Schering-Plough Corp. . . . . . . . . . . . . . . . . . . . . .     230,050   4,801,144
Shire Pharmaceuticals Group plc (United Kingdom) (Note 7) . . .       3,500      36,503
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7) . . . . . . . .         800      38,996
Watson Pharmaceuticals, Inc.* . . . . . . . . . . . . . . . . .       5,700     171,000
Wyeth . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,950     132,573
                                                                           ------------
                                                                             14,493,954
                                                                           ------------
TOTAL HEALTH CARE . . . . . . . . . . . . . . . . . . . . . . .              23,275,564
                                                                           ------------

INDUSTRIALS - 7.86%
AEROSPACE & DEFENSE - 0.96%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)
(Note 7). . . . . . . . . . . . . . . . . . . . . . . . . . . .      51,200   1,476,608
                                                                           ------------

AIRLINES - 1.17%
AirTran Holdings, Inc.* . . . . . . . . . . . . . . . . . . . .       7,650      63,495
Continental Airlines, Inc. - Class B* . . . . . . . . . . . . .       2,500      29,600
Deutsche Lufthansa AG* (Germany) (Note 7) . . . . . . . . . . .       2,850      36,680




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                           VALUE
PRO-BLENDR MAXIMUM TERM SERIES                                 SHARES     (NOTE 2)
------------------------------------------------------------  ---------  -----------
INDUSTRIALS (continued)
AIRLINES (continued)
JetBlue Airways Corp.* . . . . . . . . . . . . . . . . . . .      1,850  $   37,092
Southwest Airlines Co. . . . . . . . . . . . . . . . . . . .    109,050   1,622,664
                                                                       ------------
                                                                          1,789,531
                                                                       ------------

COMMERCIAL SERVICES & SUPPLIES - 1.52%
Aggreko plc (United Kingdom) (Note 7). . . . . . . . . . . .     10,225      35,563
BWT AG (Austria) (Note 7). . . . . . . . . . . . . . . . . .      1,925      60,054
The Dun & Bradstreet Corp.*. . . . . . . . . . . . . . . . .     28,425   1,774,857
Herman Miller, Inc.. . . . . . . . . . . . . . . . . . . . .      1,575      45,045
Quebecor World, Inc. (Canada) (Note 7) . . . . . . . . . . .      4,125      91,245
Tomra Systems ASA (Norway) (Note 7). . . . . . . . . . . . .     91,450     334,631
                                                                       ------------
                                                                          2,341,395
                                                                       ------------

CONSTRUCTION & ENGINEERING - 0.20%
Hochtief AG (Germany) (Note 7) . . . . . . . . . . . . . . .      1,200      35,629
Infrasource Services, Inc.*. . . . . . . . . . . . . . . . .      2,925      29,396
Insituform Technologies, Inc. - Class A* . . . . . . . . . .      3,100      46,221
Koninklijke Boskalis Westminster N.V. (Netherlands) (Note 7)      5,468     199,227
                                                                       ------------
                                                                            310,473
                                                                       ------------

ELECTRICAL EQUIPMENT - 1.19%
American Superconductor Corp.* . . . . . . . . . . . . . . .     36,375     318,281
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7) . . . .    107,750   1,385,357
Global Power Equipment Group, Inc.*. . . . . . . . . . . . .      5,050      45,753
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . . . .      8,200      45,510
Vestas Wind Systems A/S* (Denmark) (Note 7). . . . . . . . .      3,000      37,724
                                                                       ------------
                                                                          1,832,625
                                                                       ------------

INDUSTRIAL CONGLOMERATES - 0.12%
Siemens AG (Germany) (Note 7). . . . . . . . . . . . . . . .      1,800     131,537
Sonae S.A. (SGPS) (Portugal) (Note 7). . . . . . . . . . . .     33,275      52,675
                                                                       ------------
                                                                            184,212
                                                                       ------------

MACHINERY - 1.27%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .     94,525   1,625,830
Albany International Corp. - Class A . . . . . . . . . . . .      1,425      44,688
FANUC Ltd. (Japan) (Note 7). . . . . . . . . . . . . . . . .        500      29,572
Gardner Denver, Inc.*. . . . . . . . . . . . . . . . . . . .      1,350      49,329
Lindsay Manufacturing Co.. . . . . . . . . . . . . . . . . .      1,900      35,454
MAN AG (Germany) (Note 7). . . . . . . . . . . . . . . . . .      1,675      70,212
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . .      4,775      95,500
                                                                       ------------
                                                                          1,950,585
                                                                       ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                          VALUE
PRO-BLENDR MAXIMUM TERM SERIES                                SHARES     (NOTE 2)
----------------------------------------------------------  ----------  -----------
INDUSTRIALS (continued)
ROAD & RAIL - 1.43%
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . . .      54,550  $2,189,091
                                                                      ------------
TOTAL INDUSTRIALS. . . . . . . . . . . . . . . . . . . . .              12,074,520
                                                                      ------------

INFORMATION TECHNOLOGY - 7.29%
COMMUNICATIONS EQUIPMENT - 2.03%
Cisco Systems, Inc.* . . . . . . . . . . . . . . . . . . .     144,900   2,503,872
Nokia Oyj - ADR (Finland) (Note 7) . . . . . . . . . . . .      20,850     333,183
Polycom, Inc.* . . . . . . . . . . . . . . . . . . . . . .      11,375     173,583
Scientific-Atlanta, Inc. . . . . . . . . . . . . . . . . .       3,250      99,385
                                                                      ------------
                                                                         3,110,023
                                                                      ------------

COMPUTERS & PERIPHERALS - 0.20%
EMC Corp.* . . . . . . . . . . . . . . . . . . . . . . . .      11,975     157,112
Logitech International S.A. - ADR* (Switzerland) (Note 7).       2,650     153,568
                                                                      ------------
                                                                           310,680
                                                                      ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.24%
Digital Theater Systems, Inc. (DTS)* . . . . . . . . . . .       9,575     161,818
KEYENCE Corp. (Japan) (Note 7) . . . . . . . . . . . . . .         200      44,262
Mettler-Toledo International, Inc.* (Switzerland) (Note 7)       1,575      72,214
Solectron Corp.* . . . . . . . . . . . . . . . . . . . . .      28,250      93,225
                                                                      ------------
                                                                          371,519
                                                                      ------------

INTERNET SOFTWARE & SERVICES - 0.12%
Blue Coat Systems, Inc.* . . . . . . . . . . . . . . . . .       8,950     128,880
Online Resources Corp.*. . . . . . . . . . . . . . . . . .       6,775      58,943
                                                                      ------------
                                                                           187,823
                                                                      ------------

IT SERVICES - 1.21%
The BISYS Group, Inc.*1. . . . . . . . . . . . . . . . . .       2,525      35,653
First Data Corp. . . . . . . . . . . . . . . . . . . . . .      47,875   1,820,686
                                                                      ------------
                                                                         1,856,339
                                                                      ------------

OFFICE ELECTRONICS - 0.02%
Canon, Inc. (Japan) (Note 7) . . . . . . . . . . . . . . .         600      31,365
                                                                      ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.00%
ATI Technologies, Inc.* (Canada) (Note 7). . . . . . . . .       6,025      89,170
Cabot Microelectronics Corp.*. . . . . . . . . . . . . . .       6,125     176,339
Cymer, Inc.* . . . . . . . . . . . . . . . . . . . . . . .       6,025     149,360
Exar Corp.*. . . . . . . . . . . . . . . . . . . . . . . .       9,475     120,238
Mindspeed Technologies, Inc.*. . . . . . . . . . . . . . .      20,825      28,322
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)
(Note 7) . . . . . . . . . . . . . . . . . . . . . . . . .      30,637     263,785




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                             VALUE
PRO-BLENDR MAXIMUM TERM SERIES                                   SHARES     (NOTE 2)
-------------------------------------------------------------  ----------  -----------
INFORMATION TECHNOLOGY (continued)
SEMICONDUCTORS & SEMICONDUCTOR  EQUIPMENT (continued)
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . .      82,750  $2,065,440
Zoran Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .      17,500     185,150
                                                                         ------------
                                                                            3,077,804
                                                                         ------------

SOFTWARE - 1.47%
Amdocs Ltd.* (Guernsey) (Note 7). . . . . . . . . . . . . . .      13,225     353,240
Blackbaud, Inc. . . . . . . . . . . . . . . . . . . . . . . .      15,150     197,708
Business Objects S.A. - ADR* (France) (Note 7). . . . . . . .       8,275     213,578
F-Secure Oyj* (Finland) (Note 7). . . . . . . . . . . . . . .      19,725      48,234
Opsware, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .      11,000      52,580
SAP AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . .         675     105,463
SAP AG - ADR (Germany) (Note 7) . . . . . . . . . . . . . . .       2,325      91,675
Secure Computing Corp.* . . . . . . . . . . . . . . . . . . .       8,125      71,906
Synopsys, Inc.* . . . . . . . . . . . . . . . . . . . . . . .      52,350     860,634
Take-Two Interactive Software, Inc.*. . . . . . . . . . . . .       1,087       5,577
THQ, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . .       1,025      25,851
Verity, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .      25,300     207,460
                                                                         ------------
                                                                            2,253,906
                                                                         ------------
TOTAL INFORMATION TECHNOLOGY. . . . . . . . . . . . . . . . .              11,199,459
                                                                         ------------

MATERIALS - 5.00%
CHEMICALS - 4.46%
Air Liquide S.A. (France) (Note 7). . . . . . . . . . . . . .         330      58,610
Bayer AG (Germany) (Note 7) . . . . . . . . . . . . . . . . .       2,225      72,935
Engelhard Corp. . . . . . . . . . . . . . . . . . . . . . . .      93,650   2,868,499
Lanxess* (Germany) (Note 7) . . . . . . . . . . . . . . . . .         222       4,574
Lonza Group AG (Switzerland) (Note 7) . . . . . . . . . . . .      37,225   2,231,569
Minerals Technologies, Inc. . . . . . . . . . . . . . . . . .      24,750   1,616,670
                                                                         ------------
                                                                            6,852,857
                                                                         ------------

PAPER & FOREST PRODUCTS - 0.54%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7) . . . . . . . .      24,850     762,895
Sappi Ltd. - ADR (South Africa) (Note 7). . . . . . . . . . .       7,350      73,353
                                                                         ------------
                                                                              836,248
                                                                         ------------
TOTAL MATERIALS . . . . . . . . . . . . . . . . . . . . . . .               7,689,105
                                                                         ------------

TELECOMMUNICATION SERVICES - 3.38%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.40%
CT Communications, Inc. . . . . . . . . . . . . . . . . . . .      16,700     191,716
D&E Communications, Inc.. . . . . . . . . . . . . . . . . . .      20,125     167,440
Deutsche Telekom AG (Germany) (Note 7). . . . . . . . . . . .       3,950      73,713
Philippine Long Distance Telephone Co. (Philippines) (Note 7)       2,025      51,673
Telecom Italia S.p.A. (Italy) (Note 7). . . . . . . . . . . .      31,550     106,283




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                                        SHARES/          VALUE
PRO-BLENDR MAXIMUM TERM SERIES                                     PRINCIPAL AMOUNT     (NOTE 2)
-----------------------------------------------------------------  -----------------  ------------
TELECOMMUNICATION SERVICES (continued)
DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico) (Note 7)                850  $    28,815
                                                                                    -------------
                                                                                          619,640
                                                                                    -------------

WIRELESS TELECOMMUNICATION SERVICES - 2.98%
Globe Telecom, Inc. (Philippines) (Note 7). . . . . . . . . . . .              2,725       40,815
Maxis Communications Berhad (Malaysia) (Note 7) . . . . . . . . .             14,000       35,557
NTT DoCoMo, Inc. (Japan) (Note 7) . . . . . . . . . . . . . . . .                 84      129,810
Vodafone Group plc - ADR (United Kingdom) (Note 7). . . . . . . .            167,050    4,366,687
                                                                                    -------------
                                                                                        4,572,869
                                                                                    -------------
TOTAL TELECOMMUNICATION SERVICES. . . . . . . . . . . . . . . . .                       5,192,509
                                                                                    -------------

UTILITIES - 3.52%
ELECTRIC UTILITIES - 2.05%
Allegheny Energy, Inc.* . . . . . . . . . . . . . . . . . . . . .            121,150    2,960,906
E.ON AG (Germany) (Note 7). . . . . . . . . . . . . . . . . . . .              1,750      146,959
Westar Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . .              1,825       41,793
                                                                                    -------------
                                                                                        3,149,658
                                                                                    -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.38%
NRG Energy, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .             67,975    2,114,023
                                                                                    -------------

MULTI-UTILITIES - 0.09%
Aquila, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . .             22,325       76,798
National Grid Transco plc (United Kingdom) (Note 7) . . . . . . .              3,850       37,820
Suez S.A. (France) (Note 7) . . . . . . . . . . . . . . . . . . .              1,125       30,550
                                                                                    -------------
                                                                                          145,168
                                                                                    -------------
TOTAL UTILITIES . . . . . . . . . . . . . . . . . . . . . . . . .                       5,408,849
                                                                                    -------------

TOTAL COMMON STOCKS
(Identified Cost $118,786,884). . . . . . . . . . . . . . . . . .                     131,377,882
                                                                                    -------------

U.S. TREASURY BONDS - 7.24%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $9,975,012). . . . . . . . . . . . . . . . . . .  $       9,885,000   11,130,668
                                                                                    -------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2005  (unaudited)




                                                               SHARES/           VALUE
PRO-BLENDR MAXIMUM TERM SERIES                             PRINCIPAL AMOUNT    (NOTE 2)
--------------------------------------------------------  ------------------  -----------
SHORT-TERM INVESTMENTS - 7.94%
Dreyfus Treasury Cash Management - Institutional Shares.          6,221,966   $6,221,966
Fannie Mae Discount Note, 6/6/2005 . . . . . . . . . . .  $       4,000,000    3,988,640
Federal Home Loan Bank Discount Note, 6/6/2005 . . . . .          2,000,000    1,994,560
                                                                           -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $12,205,166). . . . . . . . . . . . . .                      12,205,166
                                                                           -------------

TOTAL INVESTMENTS - 100.65%
(Identified Cost $140,967,062) . . . . . . . . . . . . .                     154,713,716

LIABILITIES, LESS OTHER ASSETS - (0.65%) . . . . . . . .                        (996,853)
                                                                           -------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $ 153,716,863
                                                                           =============




*Non-income  producing  security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
ADR  -  American  Depository  Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement of Assets and Liabilities - Pro-BlendR Maximum Term Series (unaudited)


April  30,  2005




ASSETS:
Investments, at value (identified cost $140,967,062) (Note 2). . . . . . . . .  $154,713,716
Foreign currency, at value (cost $9,638) . . . . . . . . . . . . . . . . . . .         9,616
Receivable for fund shares sold. . . . . . . . . . . . . . . . . . . . . . . .       209,393
Receivable for securities sold . . . . . . . . . . . . . . . . . . . . . . . .       132,159
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       116,943
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       112,640
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . . . . . . . . .        55,043
                                                                                ------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   155,349,510
                                                                                ------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .       117,435
Accrued fund accounting and transfer agent fees (Note 3) . . . . . . . . . . .        17,114
Accrued chief compliance officer services (Note 3) . . . . . . . . . . . . . .           600
Payable for securities purchased . . . . . . . . . . . . . . . . . . . . . . .     1,344,783
Payable for fund shares repurchased. . . . . . . . . . . . . . . . . . . . . .       130,261
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        18,507
Other payables and accrued expenses. . . . . . . . . . . . . . . . . . . . . .         3,947
                                                                                ------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,632,647
                                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $153,716,863
                                                                                ============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $     99,044
Additional paid-in-capital . . . . . . . . . . . . . . . . . . . . . . . . . .   136,283,949
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . .       371,257
Accumulated net realized gain on investments and other assets and liabilities.     3,214,109
Net unrealized appreciation on investments and other assets and liabilities. .    13,748,504
                                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $153,716,863
                                                                                ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($153,716,863/9,904,444 shares). . . . . . . . . . .  $      15.52
                                                                                ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Pro-BlendR Maximum  Term  Series  (unaudited)


For  the  Six  Months  Ended  April  30,  2005




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $66,908) . .  $1,029,603
Interest . . . . . . . . . . . . . . . . . . . . . .     321,319
                                                      -----------

Total Investment Income. . . . . . . . . . . . . . .   1,350,922
                                                      -----------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . .     726,842
Fund accounting and transfer agent fees (Note 3) . .     101,514
Directors' fees (Note 3) . . . . . . . . . . . . . .       3,352
Chief compliance officer services (Note 3) . . . . .       2,343
Custodian fees . . . . . . . . . . . . . . . . . . .      14,737
Miscellaneous. . . . . . . . . . . . . . . . . . . .      40,478
                                                      -----------

Total Expenses . . . . . . . . . . . . . . . . . . .     889,266
Less reduction of expenses (Note 3). . . . . . . . .     (15,723)
                                                      -----------

Net Expenses . . . . . . . . . . . . . . . . . . . .     873,543
                                                      -----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . .     477,379
                                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments. . . . . . . . . . . . . . . . . . . . .   3,532,326
Foreign currency and other assets and liabilities. .        (201)
                                                      -----------

                                                       3,532,125
                                                      -----------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . . .   3,843,667
Foreign currency and other assets and liabilities. .        (408)
                                                      -----------

                                                       3,843,259
                                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . .   7,375,384
                                                      -----------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . .  $7,852,763
                                                      ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements of Changes in Net Assets - Pro-BlendR Maximum Term Series (unaudited)




                                                         FOR THE SIX
                                                         MONTHS ENDED      FOR THE
                                                           4/30/05       YEAR ENDED
                                                         (UNAUDITED)      10/31/04
                                                        --------------  --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $     477,379   $    358,299
Net realized gain on investments . . . . . . . . . . .      3,532,125      7,804,613
Net change in unrealized appreciation on
investments. . . . . . . . . . . . . . . . . . . . . .      3,843,259      6,686,481
                                                        --------------  -------------

Net increase from operations . . . . . . . . . . . . .      7,852,763     14,849,393
                                                        --------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income . . . . . . . . . . . . . .       (306,479)      (247,271)
From net realized gain on investments. . . . . . . . .     (3,198,199)             -
                                                        --------------  -------------

Total distributions to shareholders. . . . . . . . . .     (3,504,678)      (247,271)
                                                        --------------  -------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5).     17,621,482     25,285,698
                                                        --------------  -------------

Net increase in net assets . . . . . . . . . . . . . .     21,969,567     39,887,820

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .    131,747,296     91,859,476
                                                        --------------  -------------

END OF PERIOD (including undistributed net investment
income of $371,257 and $200,357, respectively) . . . .  $ 153,716,863   $131,747,296
                                                        ==============  =============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Pro-BlendR Maximum  Term  Series  (unaudited)




                                               FOR THE SIX
                                               MONTHS ENDED
                                                 4/30/05                                    FOR THE YEARS ENDED
                                                (UNAUDITED)        10/31/04           10/31/03    10/31/02   10/31/01    10/31/00
                                             ---------------  ---------------------  ----------  ----------  ----------  --------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . .  $       15.00   $              13.05   $   10.86   $   12.85   $   16.45   $ 14.33
                                              --------------  ---------------------  ----------  ----------  ----------  --------

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .           0.05                   0.04        0.04        0.11        0.15      0.21
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . .           0.85                   1.94        2.25       (1.36)      (0.95)     3.57
                                              --------------  ---------------------  ----------  ----------  ----------  --------

Total from investment operations . . . . . .           0.90                   1.98        2.29       (1.25)      (0.80)     3.78
                                              --------------  ---------------------  ----------  ----------  ----------  --------

Less distributions to shareholders:
From net investment income . . . . . . . . .          (0.03)                 (0.03)      (0.10)      (0.15)      (0.56)    (0.22)
From net realized gain on investments. . . .          (0.35)                     -           -       (0.59)      (2.24)    (1.44)
                                              --------------  ---------------------  ----------  ----------  ----------  --------

Total distributions to shareholders. . . . .          (0.38)                 (0.03)      (0.10)      (0.74)      (2.80)    (1.66)
                                              --------------  ---------------------  ----------  ----------  ----------  --------

NET ASSET VALUE - END OF PERIOD. . . . . . .  $       15.52   $              15.00   $   13.05   $   10.86   $   12.85   $ 16.45
                                              ==============  =====================  ==========  ==========  ==========  ========

Total return1. . . . . . . . . . . . . . . .           6.02%                 15.20%      21.20%    (10.68%)     (6.00%)    28.35%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses*. . . . . . . . . . . . . . . . . .         1.20%2                   1.20%       1.20%       1.20%       1.20%     1.20%
Net investment income. . . . . . . . . . . .         0.66%2                   0.31%       0.37%       0.97%       1.10%     1.26%

Portfolio turnover . . . . . . . . . . . . .             29%                    68%         73%         99%        109%       84%

NET ASSETS - END OF PERIOD (000's omitted) .  $     153,717   $            131,747   $  91,859   $  62,482   $  27,928   $30,007
                                              ==============  =====================  ==========  ==========  ==========  ========




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



0.02%2  0.06%  0.09%  0.16%  0.30%  0.14%




1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
2Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)


1.  ORGANIZATION

Pro-BlendR Conservative Term Series, Pro-BlendR Moderate Term Series, Pro-BlendR Extended Term Series and Pro-BlendR Maximum Term Series (each the "Series") are no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash, and is managed according to specific goals. The goals are as follows: Pro-BlendR Conservative Term Series - primary goal is preservation of capital; secondary goal is long-term growth of capital. Pro-BlendR Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-BlendR Extended Term Series - primary goal is long-term growth of capital; secondary goal is preservation of capital. Pro-BlendR Maximum Term Series - long-term growth of capital.

Each Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

Shares of each Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2005, 1.16 billion shares have been designated in total among 21 series, of which 37.5 million each have been designated as Pro-BlendR Conservative Term Series Class A, Pro-BlendR Moderate Term Series Class A and Pro-BlendR Extended Term Series Class A common stock, and 75 million have been designated as Pro-BlendR Maximum Term Series Class A common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, corporate bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Notes  to  Financial  Statements  (unaudited)

SECURITY  VALUATION  (continued)
Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted previously.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

SECURITIES  PURCHASED  ON  A  WHEN-ISSUED  BASIS  OR  FORWARD  COMMITMENT
Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with its ability to purchase or sell securities on a when-issued basis, the Series may enter into forward roll transactions with respect to mortgage-related securities. Forward

Notes  to  Financial  Statements  (unaudited)

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT (continued) roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

RESTRICTED  SECURITIES
Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series' Investment Portfolio.

FEDERAL  TAXES
Each Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders of net investment income are made semi-annually.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.80% for Pro-BlendR Conservative Term Series and 1.00% for Pro-BlendR Moderate Term Series, Pro-BlendR Extended Term Series and Pro-BlendR Maximum Term Series, of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS), and of all Directors who are

Notes  to  Financial  Statements  (unaudited)

"affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2006, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.00% for Pro-BlendR Conservative Term Series and 1.20% for Pro-BlendR Moderate Term Series, Pro-BlendR Extended Term Series and Pro-BlendR Maximum Term Series, of average daily net assets each year. In addition to its contractual agreement to limit expenses for the Pro-BlendR Extended Term Series to 1.20%, the Advisor has voluntarily agreed to waive fees and reimburse expenses during the current fiscal year in order to keep total operating expenses from exceeding 1.17% of the Series' average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. Accordingly, the Advisor waived fees of $33,469 for Pro-BlendR Conservative Term Series, $21,108 for Pro-BlendR Moderate Term Series, $23,040 for Pro-BlendR Extended Term Series and $15,723 for Pro-BlendR Maximum Term Series, for the six months ended April 30, 2005, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

Notes  to  Financial  Statements  (unaudited)


4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended April 30, 2005, purchases and sales of securities, other than short-term securities, were as follows:



                                              PURCHASES                  SALES
                                     ------------------------  ------------------------
                                        Other                     Other
Series                                 Issuers    Government     Issuers    Government
-----------------------------------  -----------  -----------  -----------  -----------
Pro-BlendR Conservative Term Series  $ 2,546,100  $ 5,635,104  $ 1,638,150  $ 5,851,208
Pro-BlendR Moderate Term Series . .   19,307,755   12,941,076   12,563,039   12,397,028
Pro-BlendR Extended Term Series . .   52,039,785   53,202,752   37,055,207   34,275,846
Pro-BlendR Maximum Term Series. . .   42,496,036    4,409,297   36,059,858    4,384,688


An employee of The BISYS Group, Inc. serves as an officer of the Fund. Therefore, The BISYS Group, Inc. is considered an "affiliated company", as defined in the 1940 Act. There were no purchases, sales, or income transactions in shares of The BISYS Group, Inc. for the six months ended April 30, 2005.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  Shares:



                                                FOR THE SIX MONTHS                  FOR THE YEAR
                                                    ENDED 4/30/05                  ENDED 10/31/04
                                      -------------------------------------  --------------------------

                                            Shares              Amount         Shares        Amount
                                      -------------------  ----------------  -----------  -------------
Pro-BlendR Conservative Term Series:
Sold . . . . . . . . . . . . . . . .             929,025   $    10,760,055    1,705,424   $ 19,331,738
Reinvested . . . . . . . . . . . . .              48,121           557,726       71,403        792,622
Repurchased. . . . . . . . . . . . .            (581,456)       (6,729,290)  (1,215,782)   (13,786,516)
                                      -------------------  ----------------  -----------  -------------
Total. . . . . . . . . . . . . . . .             395,690   $     4,588,491      561,045   $  6,337,844
                                      ===================  ================  ===========  =============


Pro-BlendR Moderate Term Series:
Sold . . . . . . . . . . . . . . . .           2,416,774   $    29,245,959    4,571,787   $ 52,889,095
Reinvested . . . . . . . . . . . . .             203,523         2,462,624      121,039      1,353,981
Repurchased. . . . . . . . . . . . .          (1,204,052)      (14,517,534)  (2,854,389)   (33,000,110)
                                      -------------------  ----------------  -----------  -------------
Total. . . . . . . . . . . . . . . .           1,416,245   $    17,191,049    1,838,437   $ 21,242,966
                                      ===================  ================  ===========  =============


Pro-BlendR Extended Term Series:
Sold . . . . . . . . . . . . . . . .           3,174,030   $    47,265,824    7,023,464   $ 98,091,263
Reinvested . . . . . . . . . . . . .             555,961         8,278,255      232,865      3,147,963
Repurchased. . . . . . . . . . . . .          (1,774,057)      (26,361,565)  (4,090,556)   (56,627,007)
                                      -------------------  ----------------  -----------  -------------
Total. . . . . . . . . . . . . . . .           1,955,934   $    29,182,514    3,165,773   $ 44,612,219
                                      ===================  ================  ===========  =============

Notes  to  Financial  Statements  (unaudited)

Transactions  in  Class  A  Shares:



                                          FOR THE SIX MONTHS                   FOR THE YEAR
                                              ENDED 4/30/05                   ENDED 10/31/04
                                 -------------------------------------  --------------------------

                                       Shares              Amount         Shares        Amount
                                 -------------------  ----------------  -----------  -------------
Pro-BlendR Maximum Term Series:
Sold. . . . . . . . . . . . . .           1,864,116   $    29,225,469    3,807,625   $ 55,167,460
Reinvested. . . . . . . . . . .             222,480         3,501,829       17,485        247,095
Repurchased . . . . . . . . . .            (965,342)      (15,105,816)  (2,082,013)   (30,128,857)
                                 -------------------  ----------------  -----------  -------------
Total . . . . . . . . . . . . .           1,121,254   $    17,621,482    1,743,097   $ 25,285,698
                                 ===================  ================  ===========  =============


The Advisor owned 27,536 shares of Pro-BlendR Conservative Term Series (1.0% of shares outstanding) valued at $320,244 and 22,274 shares of Pro-BlendR Maximum Term Series (0.2% of shares outstanding) valued at $345,692 on April 30, 2005.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2005.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

Notes  to  Financial  Statements  (unaudited)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2004 were as follows:



                           Pro-BlendR    Pro-BlendR    Pro-BlendR    Pro-BlendR
                         Conservative     Moderate      Extended      Maximum
                          Term Series   Term Series   Term Series   Term Series
                         -------------  ------------  ------------  ------------
Ordinary income . . . .  $     639,645  $  1,359,701  $  3,160,960  $    247,271
Long-term capital gains        154,977             -             -             -



At April 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



                                        PRO-BLENDR      PRO-BLENDR     PRO-BLENDR     PRO-BLENDR
                                       CONSERVATIVE     MODERATE       EXTENDED        MAXIMUM
                                       TERM SERIES     TERM SERIES    TERM SERIES    TERM  SERIES
                                      --------------  -------------  -------------  --------------
Cost for federal income tax purposes  $  30,394,076   $115,535,177   $316,708,506   $ 141,279,436

Unrealized appreciation. . . . . . .  $   1,329,323   $  7,569,173   $ 30,256,747   $  16,572,821
Unrealized depreciation. . . . . . .       (227,815)    (1,224,596)    (4,575,749)     (3,138,541)
                                      --------------  -------------  -------------  --------------
Net unrealized appreciation. . . . .  $   1,101,508   $  6,344,577   $ 25,680,998   $  13,434,280
                                      ==============  =============  =============  ==============

Literature  Requests  (unaudited)


PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  Securities  and  Exchange
     Commission's  (SEC)  web  site          http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  SEC's  web  site                    http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and is available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  SEC's  web  site                    http:\\www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By  phone                                    1-800-466-3863
On  the  SEC's  web  site                    http://www.sec.gov
On  the  Advisor's  web  site
http://www.manningnapieradvisors.com/www/exeter_fund.asp


ADDITIONAL  INFORMATION  AVAILABLE  AT
WWW.MANNINGNAPIERADVISORS.COM/WWW/EXETER_FUND.ASP
--------------------------------------------------------------------------------

1.     Fund  Holdings  -  month-end
2.     Fund  Holdings  -  quarter-end
3.     Shareholder  Report  -  Annual
4.     Shareholder  Report  -  Semi-Annual

ITEM  2:  CODE OF ETHICS

Not applicable for Semi-Annual reports.

ITEM  3:  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual reports.

ITEM  4:  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual reports.

ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM  6:  SCHEDULE OF INVESTMENTS

See Investment Portfolios under Item 1 on this Form N-CSR.

ITEM  7:  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM  8:  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11:  CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 12:  EXHIBITS

(a)(1)  Not applicable for Semi-Annual Reports.

(a)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex-99.CERT.

(a)(3)  Not applicable.

(b) A certification of the Registrant's principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities
Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter  Fund,  Inc.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
June  29,  2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
June  29,  2005

/s/ Christine Glavin

Christine  Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund, Inc. June 29, 2005